     FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 7, 2012

                                                    REGISTRATION NO. 333-162676
                                           INVESTMENT COMPANY ACT NO. 811-07975
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 13


                                      AND

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 126


      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (NAME OF DEPOSITOR)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                              SUN-JIN MOON, ESQ.
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6000
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

   Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)


   [X] immediately upon filing pursuant to paragraph (b) of Rule 485

   [_] on ________ pursuant to paragraph (b) of Rule 485


   [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

   [_] on ________ pursuant to paragraph (a) (i) of Rule 485

   [_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

   [_] on ________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:


   [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of Securities Being Registered:
              Interest in Individual Variable Annuity Contracts.

================================================================================

EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 13 to Registration Statement No. 333-162676 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No.13 incorporates by reference the prospectus dated August 20, 2012, Contained in Part A of Post-Effective Amendment No.12, filed on July 31, 2012.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                       Supplement dated December 7, 2012
                     to Prospectuses dated May 1, 2012 and
                       Prospectuses dated August 20, 2012

 This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.
--------------------------------------------------------------------------------

 We are issuing this supplement to reflect an addition of a new Advanced Series Trust Portfolio.

 In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about December 31, 2012; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits. To reflect this new Portfolio, we make the following disclosure changes:

..   We add the name of the AST Bond Portfolio 2024 to the inside front cover of the prospectus.

..   In the section entitled, "Summary of Contract Fees and Charges" we set forth the following fees of the AST Bond Portfolio 2024 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

       UNDERLYING                                                                                Total
       PORTFOLIO                                                        Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                             Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                          Management   Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses* (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2024    0.64%      0.36%      0.00%        0.00%       0.00%       0.00%     1.00%       0.00%       1.00%

 * The Portfolio will commence operations on or about January 2, 2013. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2013.

..   In the section entitled "Investment Options" we add the following summary description of the AST Bond Portfolio 2024 to the Investment
    Objectives/Policies table as follows:

        STYLE/      INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
        TYPE                                               ADVISOR/
                                                         SUB-ADVISOR
       ------------------------------------------------------------------
                        ADVANCED SERIES TRUST
       ------------------------------------------------------------------
       FIXED     AST Bond Portfolio 2024: seeks the       Prudential
       INCOME    highest total return for a specific      Investment
                 period of time, consistent with the    Management Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2024. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain optional living benefits.
       ------------------------------------------------------------------

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION


               August 20, 2012 as supplemented December 7, 2012


      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier Advisor Variable Annuity Series(SM) ("Advisor Series") annuity contract (the "Annuity") is an individual variable annuity contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity could be purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Advisor Series prospectus dated August 20, 2012, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Company                                                                      2

Experts                                                                      2

Principal Underwriter                                                        2

Payments Made to Promote Sale of Our Products                                2

Determination of Accumulation Unit Values                                    3

Separate Account Financial Information                                      A1

Company Financial Information                                               B1

  Pruco Life Insurance Company of New    Prudential Annuity Service Center
                Jersey                            P.O. Box 7960
         213 Washington Street           Philadelphia, Pennsylvania 19176
         Newark, NJ 07102-2992               Telephone (888) PRU-2888

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $97,819,083, $73,455,927, and $22,773,368, in 2011,
2010, and 2009, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuity and the amount of time that the Annuity have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:

    . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm (or its affiliated broker/dealers).

    . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm (or its affiliated broker/dealers).

    . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2011) received payment with respect to annuity business during 2011 (or as to which a payment amount was accrued during 2011). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2011, the least amount paid, and greatest amount paid, were $19.35 and $6,443,077.91, respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES


The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a valuation Period is: (a) divided by (b), less
(c) where:

(a)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

    (2)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

    (2)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.


As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                       PREMIER RETIREMENT ADVISOR SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

                  ACCUMULATION UNIT VALUES: WITH HAV (0.95%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96851    $10.88323            0
    01/01/2011 to 12/31/2011.........  $10.88323    $10.49339            0
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97920    $10.98977        4,571
    01/01/2011 to 12/31/2011.........  $10.98977    $10.89765        3,637
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00773    $10.88384            0
    01/01/2011 to 12/31/2011.........  $10.88384    $11.16550            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98947    $10.84121            0
    01/01/2011 to 12/31/2011.........  $10.84121    $10.60778            0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99922    $ 9.21076            0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98682    $10.75705            0
    01/01/2011 to 12/31/2011.........  $10.75705    $10.60256            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97838    $10.92251       10,573
    01/01/2011 to 12/31/2011.........  $10.92251    $10.55637        6,592
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97847    $11.06420        4,306
    01/01/2011 to 12/31/2011.........  $11.06420    $10.69735        2,668

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98827    $10.87514       2,295
    01/01/2011 to 12/31/2011.........  $10.87514    $10.57625       1,826
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96061    $11.88298           0
    01/01/2011 to 12/31/2011.........  $11.88298    $12.54584           0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97255    $12.25855           0
    01/01/2011 to 12/31/2011.........  $12.25855    $10.55014           0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99922    $10.97110           0
    01/01/2011 to 12/31/2011.........  $10.97110    $10.59843           0
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97669    $11.10584       2,248
    01/01/2011 to 12/31/2011.........  $11.10584    $10.83493       1,789
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96421    $11.60405           0
    01/01/2011 to 12/31/2011.........  $11.60405    $10.77963           0
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97089    $11.64050           0
    01/01/2011 to 12/31/2011.........  $11.64050    $10.94900           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01922    $10.86989           0
    01/01/2011 to 12/31/2011.........  $10.86989    $10.34064           0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99246    $10.85405           0
    01/01/2011 to 12/31/2011.........  $10.85405    $10.15770           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.02054    $11.51030           0
    01/01/2011 to 12/31/2011.........  $11.51030    $11.06159           0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96585    $11.58597           0
    01/01/2011 to 12/31/2011.........  $11.58597    $11.62545           0
 AST HIGH YIELD PORTFOLIO

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
    03/15/2010 to 12/31/2010.........  $ 9.98519    $10.85243            0
    01/01/2011 to 12/31/2011.........  $10.85243    $11.09050            0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97745    $10.96260            0
    01/01/2011 to 12/31/2011.........  $10.96260    $10.79671            0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98896    $10.79027            0
    01/01/2011 to 12/31/2011.........  $10.79027    $10.63371            0
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93005    $11.35071            0
    01/01/2011 to 12/31/2011.........  $11.35071    $ 9.78994            0
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92992    $10.88554            0
    01/01/2011 to 12/31/2011.........  $10.88554    $ 9.42915            0
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00745    $10.68854            0
    01/01/2011 to 12/31/2011.........  $10.68854    $11.90458       14,281
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99922    $10.67601            0
    01/01/2011 to 12/31/2011.........  $10.67601    $10.59935        4,501
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97207    $10.86643            0
    01/01/2011 to 12/31/2011.........  $10.86643    $10.83453            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97238    $10.64930            0
    01/01/2011 to 12/31/2011.........  $10.64930    $ 9.92890            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92257    $10.64573            0
    01/01/2011 to 12/31/2011.........  $10.64573    $ 9.57987            0
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99120    $10.70730            0
    01/01/2011 to 12/31/2011.........  $10.70730    $10.16196            0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98939    $10.91189            0
    01/01/2011 to 12/31/2011.........  $10.91189    $11.90760            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99332    $11.40000         0
    01/01/2011 to 12/31/2011.........  $11.40000    $11.18871         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98835    $10.98591         0
    01/01/2011 to 12/31/2011.........  $10.98591    $10.54081         0
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99922    $10.96124         0
    01/01/2011 to 12/31/2011.........  $10.96124    $10.79266         0
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98948    $11.59726         0
    01/01/2011 to 12/31/2011.........  $11.59726    $11.09078         0
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99922    $ 9.92508         0
    01/01/2011 to 12/31/2011.........  $ 9.92508    $ 9.83349         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99177    $11.32772         0
    01/01/2011 to 12/31/2011.........  $11.32772    $10.94158         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02913    $10.08311         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95951    $12.02297         0
    01/01/2011 to 12/31/2011.........  $12.02297    $12.10967         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97364    $11.52242         0
    01/01/2011 to 04/29/2011.........  $11.52242    $12.95407         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93969    $11.77208         0
    01/01/2011 to 12/31/2011.........  $11.77208    $ 9.29661         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00864    $10.16451         0
    01/01/2011 to 12/31/2011.........  $10.16451    $10.29417         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00756    $10.43950         0
    01/01/2011 to 12/31/2011.........  $10.43950    $10.66897         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99018    $10.68492           0
    01/01/2011 to 12/31/2011.........  $10.68492    $10.68888           0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01914    $10.08301           0
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99922    $10.98145           0
    01/01/2011 to 12/31/2011.........  $10.98145    $11.25331           0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99922    $ 8.94244           0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98310    $10.85415       7,977
    01/01/2011 to 12/31/2011.........  $10.85415    $10.38766       4,974
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96160    $12.72234           0
    01/01/2011 to 12/31/2011.........  $12.72234    $12.47822           0
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96503    $11.56244           0
    01/01/2011 to 12/31/2011.........  $11.56244    $10.76829           0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99291    $10.78182       6,182
    01/01/2011 to 12/31/2011.........  $10.78182    $10.89135       9,319
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98656    $10.62593           0
    01/01/2011 to 12/31/2011.........  $10.62593    $10.35260           0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98090    $10.39720           0
    01/01/2011 to 12/31/2011.........  $10.39720    $10.72321           0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97179    $11.22971           0
    01/01/2011 to 12/31/2011.........  $11.22971    $10.93449           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.86047    $11.57217           0
    01/01/2011 to 12/31/2011.........  $11.57217    $ 9.75240           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99922    $ 8.87961           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99922    $10.48711           0
    01/01/2011 to 12/31/2011.........  $10.48711    $11.01329           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97174    $10.72921       7,968
    01/01/2011 to 12/31/2011.........  $10.72921    $10.44984       4,968
 PROFUND VP CONSUMER GOODS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.03911    $11.09220           0
    01/01/2011 to 12/31/2011.........  $11.09220    $11.75014           0
 PROFUND VP CONSUMER SERVICES
    03/15/2010 to 12/31/2010.........  $10.02765    $11.29226           0
    01/01/2011 to 12/31/2011.........  $11.29226    $11.80028           0
 PROFUND VP FINANCIALS
    03/15/2010 to 12/31/2010.........  $ 9.98645    $10.25769           0
    01/01/2011 to 12/31/2011.........  $10.25769    $ 8.75509           0
 PROFUND VP HEALTH CARE
    03/15/2010 to 12/31/2010.........  $10.04815    $ 9.91024           0
    01/01/2011 to 12/31/2011.........  $ 9.91024    $10.80885           0
 PROFUND VP INDUSTRIALS
    03/15/2010 to 12/31/2010.........  $10.00879    $11.46852           0
    01/01/2011 to 12/31/2011.........  $11.46852    $11.15696           0
 PROFUND VP LARGE-CAP GROWTH
    03/15/2010 to 12/31/2010.........  $ 9.98905    $11.00170           0
    01/01/2011 to 12/31/2011.........  $11.00170    $11.23841           0
 PROFUND VP LARGE-CAP VALUE
    03/15/2010 to 12/31/2010.........  $10.01498    $10.72908           0
    01/01/2011 to 12/31/2011.........  $10.72908    $10.49133           0
 PROFUND VP MID-CAP GROWTH
    03/15/2010 to 12/31/2010.........  $ 9.97494    $11.77124           0
    01/01/2011 to 12/31/2011.........  $11.77124    $11.32219           0
 PROFUND VP MID-CAP VALUE
    03/15/2010 to 12/31/2010.........  $ 9.98226    $11.14013           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
    01/01/2011 to 12/31/2011.........  $11.14013    $10.60142         0
 PROFUND VP REAL ESTATE
    03/15/2010 to 12/31/2010.........  $ 9.96830    $11.60561         0
    01/01/2011 to 12/31/2011.........  $11.60561    $12.04148         0
 PROFUND VP SMALL-CAP GROWTH
    03/15/2010 to 12/31/2010.........  $ 9.97448    $11.73558         0
    01/01/2011 to 12/31/2011.........  $11.73558    $11.77313         0
 PROFUND VP SMALL-CAP VALUE
    03/15/2010 to 12/31/2010.........  $ 9.98013    $11.09991         0
    01/01/2011 to 12/31/2011.........  $11.09991    $10.54364         0
 PROFUND VP TELECOMMUNICATIONS
    03/15/2010 to 12/31/2010.........  $10.04668    $12.22471         0
    01/01/2011 to 12/31/2011.........  $12.22471    $12.33495         0
 PROFUND VP UTILITIES
    03/15/2010 to 12/31/2010.........  $10.03482    $10.82947         0
    01/01/2011 to 12/31/2011.........  $10.82947    $12.60486         0

* Denotes the start date of these sub-accounts

                       PREMIER RETIREMENT ADVISOR SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (1.15%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96834    $10.86547         0
    01/01/2011 to 12/31/2011.........  $10.86547    $10.45509         0
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97903    $10.97193         0
    01/01/2011 to 12/31/2011.........  $10.97193    $10.85807         0
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00756    $10.86624         0
    01/01/2011 to 12/31/2011.........  $10.86624    $11.12490         0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98930    $10.82352         0
    01/01/2011 to 12/31/2011.........  $10.82352    $10.56923         0
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99905    $ 9.19828         0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98666    $10.73950         0
    01/01/2011 to 12/31/2011.........  $10.73950    $10.56389         0
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.65592         0
    01/01/2011 to 12/31/2011.........  $10.65592    $11.73508         0
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00775    $10.69906         0
    01/01/2011 to 12/31/2011.........  $10.69906    $12.01232         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.70199         0
    01/01/2011 to 12/31/2011.........  $10.70199    $12.26866         0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00987    $10.73290         0
    01/01/2011 to 12/31/2011.........  $10.73290    $12.59100         0
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00881    $10.83521         0
    01/01/2011 to 12/31/2011.........  $10.83521    $12.88495         0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99905    $12.09978         0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97822    $10.90470         0
    01/01/2011 to 12/31/2011.........  $10.90470    $10.51778         0
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97830    $11.04611         0
    01/01/2011 to 12/31/2011.........  $11.04611    $10.65841         0
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98811    $10.85757         0
    01/01/2011 to 12/31/2011.........  $10.85757    $10.53795         0
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96044    $11.86367         0
    01/01/2011 to 12/31/2011.........  $11.86367    $12.50029         0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97238    $12.23862         0
    01/01/2011 to 12/31/2011.........  $12.23862    $10.51183         0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.95335         0
    01/01/2011 to 12/31/2011.........  $10.95335    $10.55983         0
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97653    $11.08768         0
    01/01/2011 to 12/31/2011.........  $11.08768    $10.79540         0
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96404    $11.58513         0
    01/01/2011 to 12/31/2011.........  $11.58513    $10.74039         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97072    $11.62154         0
    01/01/2011 to 12/31/2011.........  $11.62154    $10.90914         0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01905    $10.85217         0
    01/01/2011 to 12/31/2011.........  $10.85217    $10.30290         0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99230    $10.83646         0
    01/01/2011 to 12/31/2011.........  $10.83646    $10.12086         0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.02037    $11.49164         0
    01/01/2011 to 12/31/2011.........  $11.49164    $11.02149         0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96568    $11.56719         0
    01/01/2011 to 12/31/2011.........  $11.56719    $11.58326         0
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98502    $10.83462         0
    01/01/2011 to 12/31/2011.........  $10.83462    $11.04995         0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97729    $10.94477         0
    01/01/2011 to 12/31/2011.........  $10.94477    $10.75741         0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98879    $10.77274         0
    01/01/2011 to 12/31/2011.........  $10.77274    $10.59499         0
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92988    $11.33225         0
    01/01/2011 to 12/31/2011.........  $11.33225    $ 9.75440         0
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92975    $10.86787         0
    01/01/2011 to 12/31/2011.........  $10.86787    $ 9.39482         0
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00728    $10.67110         0
    01/01/2011 to 12/31/2011.........  $10.67110    $11.86115         0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.65870         0
    01/01/2011 to 12/31/2011.........  $10.65870    $10.56079         0
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97190    $10.84877         0
    01/01/2011 to 12/31/2011.........  $10.84877    $10.79513         0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97222    $10.63200         0
    01/01/2011 to 12/31/2011.........  $10.63200    $ 9.89273         0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92240    $10.62837         0
    01/01/2011 to 12/31/2011.........  $10.62837    $ 9.54499         0
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99104    $10.68988         0
    01/01/2011 to 12/31/2011.........  $10.68988    $10.12500         0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98923    $10.89415         0
    01/01/2011 to 12/31/2011.........  $10.89415    $11.86428         0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99315    $11.38144         0
    01/01/2011 to 12/31/2011.........  $11.38144    $11.14802         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98818    $10.96792         0
    01/01/2011 to 12/31/2011.........  $10.96792    $10.50239         0
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.94338         0
    01/01/2011 to 12/31/2011.........  $10.94338    $10.75347         0
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98931    $11.57841         0
    01/01/2011 to 12/31/2011.........  $11.57841    $11.05038         0
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99905    $ 9.90886         0
    01/01/2011 to 12/31/2011.........  $ 9.90886    $ 9.79661         0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99160    $11.30935         0
    01/01/2011 to 12/31/2011.........  $11.30935    $10.90166         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02896    $10.07956         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95934    $12.00340         0
    01/01/2011 to 12/31/2011.........  $12.00340    $12.06564         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97347    $11.50364         0
    01/01/2011 to 04/29/2011.........  $11.50364    $12.92451         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93953    $11.75282         0
    01/01/2011 to 12/31/2011.........  $11.75282    $ 9.26276         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00847    $10.14796         0
    01/01/2011 to 12/31/2011.........  $10.14796    $10.25692         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00740    $10.42253         0
    01/01/2011 to 12/31/2011.........  $10.42253    $10.63021         0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99002    $10.66767         0
    01/01/2011 to 12/31/2011.........  $10.66767    $10.65008         0
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01897    $10.07944         0
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.96356         0
    01/01/2011 to 12/31/2011.........  $10.96356    $11.21239         0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99905    $ 8.93032         0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98293    $10.83650         0
    01/01/2011 to 12/31/2011.........  $10.83650    $10.34990         0
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96143    $12.70164         0
    01/01/2011 to 12/31/2011.........  $12.70164    $12.43286         0
 AST SMALL-CAP VALUE PORTFOLIO

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
    03/15/2010 to 12/31/2010.........  $ 9.96486    $11.54364         0
    01/01/2011 to 12/31/2011.........  $11.54364    $10.72901         0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99274    $10.76433         0
    01/01/2011 to 12/31/2011.........  $10.76433    $10.85172         0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98639    $10.60859         0
    01/01/2011 to 12/31/2011.........  $10.60859    $10.31483         0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98073    $10.38040         0
    01/01/2011 to 12/31/2011.........  $10.38040    $10.68438         0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97163    $11.21140         0
    01/01/2011 to 12/31/2011.........  $11.21140    $10.89476         0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.86030    $11.55329         0
    01/01/2011 to 12/31/2011.........  $11.55329    $ 9.71679         0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99905    $ 8.86748         0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99905    $10.46997         0
    01/01/2011 to 12/31/2011.........  $10.46997    $10.97316         0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97158    $10.71172         0
    01/01/2011 to 12/31/2011.........  $10.71172    $10.41178         0
 PROFUND VP CONSUMER GOODS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.03895    $11.07411         0
    01/01/2011 to 12/31/2011.........  $11.07411    $11.70732         0
 PROFUND VP CONSUMER SERVICES
    03/15/2010 to 12/31/2010.........  $10.02749    $11.27375         0
    01/01/2011 to 12/31/2011.........  $11.27375    $11.75718         0
 PROFUND VP FINANCIALS
    03/15/2010 to 12/31/2010.........  $ 9.98629    $10.24101         0
    01/01/2011 to 12/31/2011.........  $10.24101    $ 8.72308         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP HEALTH CARE
    03/15/2010 to 12/31/2010.........  $10.04798    $ 9.89417         0
    01/01/2011 to 12/31/2011.........  $ 9.89417    $10.76956         0
 PROFUND VP INDUSTRIALS
    03/15/2010 to 12/31/2010.........  $10.00863    $11.44999         0
    01/01/2011 to 12/31/2011.........  $11.44999    $11.11645         0
 PROFUND VP LARGE-CAP GROWTH
    03/15/2010 to 12/31/2010.........  $ 9.98888    $10.98390         0
    01/01/2011 to 12/31/2011.........  $10.98390    $11.19748         0
 PROFUND VP LARGE-CAP VALUE
    03/15/2010 to 12/31/2010.........  $10.01482    $10.71163         0
    01/01/2011 to 12/31/2011.........  $10.71163    $10.45313         0
 PROFUND VP MID-CAP GROWTH
    03/15/2010 to 12/31/2010.........  $ 9.97478    $11.75206         0
    01/01/2011 to 12/31/2011.........  $11.75206    $11.28093         0
 PROFUND VP MID-CAP VALUE
    03/15/2010 to 12/31/2010.........  $ 9.98209    $11.12204         0
    01/01/2011 to 12/31/2011.........  $11.12204    $10.56290         0
 PROFUND VP REAL ESTATE
    03/15/2010 to 12/31/2010.........  $ 9.96814    $11.58683         0
    01/01/2011 to 12/31/2011.........  $11.58683    $11.99783         0
 PROFUND VP SMALL-CAP GROWTH
    03/15/2010 to 12/31/2010.........  $ 9.97432    $11.71647         0
    01/01/2011 to 12/31/2011.........  $11.71647    $11.73036         0
 PROFUND VP SMALL-CAP VALUE
    03/15/2010 to 12/31/2010.........  $ 9.97996    $11.08182         0
    01/01/2011 to 12/31/2011.........  $11.08182    $10.50507         0
 PROFUND VP TELECOMMUNICATIONS
    03/15/2010 to 12/31/2010.........  $10.04652    $12.20493         0
    01/01/2011 to 12/31/2011.........  $12.20493    $12.29011         0
 PROFUND VP UTILITIES
    03/15/2010 to 12/31/2010.........  $10.03465    $10.81182         0
    01/01/2011 to 12/31/2011.........  $10.81182    $12.55899         0

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                          SUBACCOUNTS
                    ------------------------------------------------------------

                     PRUDENTIAL  PRUDENTIAL                         PRUDENTIAL
                        MONEY   DIVERSIFIED PRUDENTIAL  PRUDENTIAL     HIGH
                       MARKET       BOND     EQUITY       VALUE       YIELD
                      PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
                     ---------- ----------- ----------  ----------- -----------
ASSETS
  Investment in the
  portfolios, at
  fair value....... $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    ----------- ----------- ----------- ----------- -----------
  Net Assets....... $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    =========== =========== =========== =========== ===========

NET ASSETS,
  representing:
  Accumulation
  units............ $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    ----------- ----------- ----------- ----------- -----------
                    $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    =========== =========== =========== =========== ===========

  Units
  outstanding......  15,081,905  11,804,540  11,025,380  14,821,037   6,482,108
                    =========== =========== =========== =========== ===========

  Portfolio
  shares held......   1,888,266   2,255,434     857,697   1,807,094   4,382,383
  Portfolio net
  asset value
  per share........ $     10.00 $     11.74 $     23.73 $     15.93 $      4.93
  Investment in
  portfolio shares,
  at cost.......... $18,882,658 $24,935,182 $23,041,855 $34,713,487 $23,264,934

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                          SUBACCOUNTS
                    ------------------------------------------------------------
                     PRUDENTIAL  PRUDENTIAL                         PRUDENTIAL
                        MONEY   DIVERSIFIED PRUDENTIAL  PRUDENTIAL     HIGH
                       MARKET       BOND     EQUITY       VALUE       YIELD
                      PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
                     ---------- ----------- ----------  ----------- -----------
INVESTMENT INCOME
  Dividend income...$     4,398 $ 1,168,083 $   154,937 $   332,914 $ 1,710,984
                    ----------- ----------- ----------- ----------- -----------

EXPENSES
  Charges to
   contract owners
   for assuming
   mortality risk
   and expense risk
   and for
   administration..     284,517     379,494     322,731     479,654     337,475
                    ----------- ----------- ----------- ----------- -----------

NET INVESTMENT
 INCOME (LOSS).....    (280,119)    788,589    (167,794)   (146,740)  1,373,509
                    ----------- ----------- ----------- ----------- -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

  Capital gains
  distributions
  received.........           0     626,795           0           0           0
  Realized gain
  (loss) on shares
   redeemed........           0     251,851    (211,841)   (472,832)   (136,950)
  Net change in
  unrealized gain
  (loss) on
   investments.....           0     (53,592)   (625,359) (1,512,573)   (415,432)
                    ----------- ----------- ----------- ----------- -----------

NET GAIN (LOSS)
 ON INVESTMENTS....           0     825,054    (837,200) (1,985,405)   (552,382)
                    ----------- ----------- ----------- ----------- -----------

NET INCREASE
 (DECREASE) IN NET
   ASSETS
   RESULTING
   FROM
   OPERATIONS...... $  (280,119) $ 1,613,643 $(1,004,994) $(2,132,145)$ 821,127
                    ===========  =========== ===========  =========== =========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

   14,344,274     3,495,084   13,278,906     1,671,770       1,305,399      3,092,160       5,089,195           3,289,365
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

      766,367       316,881    1,013,573       263,266         139,286        328,887         339,637             217,912
  $     31.47    $    16.94  $     23.26    $    17.00      $    11.88     $    19.42      $    26.72          $    22.84
  $24,869,591    $6,079,825  $23,087,248    $4,308,158      $1,874,195     $6,477,360      $8,283,399          $5,650,447


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $   421,148    $   95,292  $    78,129    $   38,253      $   28,887     $  118,417      $   94,094          $   32,724
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

      378,050        87,143      373,822        65,877          28,006         94,959         137,931              77,918
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       43,098         8,149     (295,693)      (27,624)            881         23,458         (43,837)            (45,194)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

            0             0            0        63,415               0              0               0                   0
      (34,971)      (38,730)     406,976        43,769            (308)        18,572         171,309             (64,806)
      193,315      (452,439)    (270,329)     (122,408)       (276,997)      (169,511)       (229,269)           (249,040)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

      158,344      (491,169)     136,647       (15,224)       (277,305)      (150,939)        (57,960)           (313,846)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

  $   201,442    $ (483,020) $  (159,046)   $  (42,848)     $ (276,424)    $ (127,481)     $ (101,797)         $ (359,040)
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                JANUS ASPEN                                           FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                               ------------- ------------- ------------- ----------  -----------------
ASSETS
  Investment in the portfolios, at fair value.  $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                -----------   ----------    ----------   ----------     ----------
  Net Assets..................................  $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                ===========   ==========    ==========   ==========     ==========

NET ASSETS, representing:
  Accumulation units..........................  $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                -----------   ----------    ----------   ----------     ----------
                                                $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                ===========   ==========    ==========   ==========     ==========

  Units outstanding...........................    2,903,952      990,180     3,507,477    1,221,358      1,511,453
                                                ===========   ==========    ==========   ==========     ==========

  Portfolio shares held.......................      228,974       85,690       235,764      415,088        129,692
  Portfolio net asset value per share.........  $     38.15   $    18.78    $    24.56   $     5.80     $    20.49
  Investment in portfolio shares, at cost.....  $ 7,494,045   $1,497,147    $5,533,040   $2,723,339     $2,693,025

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                JANUS ASPEN                                           FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                               ------------- ------------- ------------- ----------  -----------------
INVESTMENT INCOME
  Dividend income.............................  $    55,021   $   15,368    $   11,999   $   49,550     $        0
                                                -----------   ----------    ----------   ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      165,363       24,775        87,970       34,077         40,894
                                                -----------   ----------    ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)..................     (110,342)      (9,407)      (75,971)      15,473        (40,894)
                                                -----------   ----------    ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      114,744            0             0            0              0
  Realized gain (loss) on shares
   redeemed...................................      799,976       24,336        60,900      (41,939)        29,089
  Net change in unrealized gain (loss) on
   investments................................   (5,251,141)     (45,278)      (74,274)      22,732       (162,699)
                                                -----------   ----------    ----------   ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................   (4,336,421)     (20,942)      (13,374)     (19,207)      (133,610)
                                                -----------   ----------    ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(4,446,763)  $  (30,349)   $  (89,345)  $   (3,734)    $ (174,504)
                                                ===========   ==========    ==========   ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP     SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING GROWTH ASSET  INTERNATIONAL
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH      ALLOCATION      GROWTH
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO    PORTFOLIO*     PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- -------------
  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------
  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------
  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

   2,433,178     2,104,144       785,087        5,635,542        428,077         4,764,169             0     2,217,408
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

     270,472       208,344        17,828          817,345         18,715         1,175,379             0       607,717
  $    14.89    $    10.47      $  26.17      $     11.86       $  22.60        $     7.80    $     0.00    $     4.36
  $3,643,079    $2,307,493      $510,796      $10,134,128       $376,110        $8,393,618    $        0    $3,799,070


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP     SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING GROWTH ASSET  INTERNATIONAL
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH      ALLOCATION      GROWTH
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO    PORTFOLIO*     PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- -------------

  $    3,710    $   19,615      $    468      $    72,675       $  2,139        $   59,989    $        0    $   41,704
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

      62,733        33,580         7,243          170,616          8,386           158,609       178,702        50,004
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

     (59,023)      (13,965)       (6,775)         (97,941)        (6,247)          (98,620)     (178,702)       (8,300)
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------



           0       170,802             0                0              0            86,893             0             0
     135,768        20,762        (4,784)         (91,016)        45,906           290,994       469,001      (191,568)
    (291,919)     (319,761)      (16,901)        (192,952)       (64,047)         (175,094)    1,574,550      (329,966)
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

    (156,151)     (128,197)      (21,685)        (283,968)       (18,141)          202,793     2,043,551      (521,534)
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

  $ (215,174)   $ (142,162)     $(28,460)     $  (381,909)      $(24,388)       $  104,173    $1,864,849    $ (529,834)
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                     AST                          AST SCHRODERS
                                                PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &
                                                INTERNATIONAL     LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO
                                               --------------- --------------- ---------------- ----------------- -------------
ASSETS
  Investment in the portfolios, at fair value.   $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ----------      -----------     -----------      ------------     ----------
  Net Assets..................................   $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ==========      ===========     ===========      ============     ==========

NET ASSETS, representing:
  Accumulation units..........................   $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ----------      -----------     -----------      ------------     ----------
                                                 $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ==========      ===========     ===========      ============     ==========

  Units outstanding...........................    1,944,492          906,605       1,060,852        10,204,353        780,293
                                                 ==========      ===========     ===========      ============     ==========

  Portfolio shares held.......................      452,413          572,133         857,048         8,264,803      1,479,168
  Portfolio net asset value per share.........   $     5.83      $     14.91     $     13.04      $      12.74     $     6.46
  Investment in portfolio shares, at cost.....   $3,744,426      $ 8,553,228     $10,571,076      $106,709,999     $9,178,877

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                     AST                          AST SCHRODERS
                                                PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &
                                                INTERNATIONAL     LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO
                                               --------------- --------------- ---------------- ----------------- -------------
INVESTMENT INCOME
  Dividend income.............................   $   77,022      $    94,893     $   108,995      $  1,692,405     $   66,331
                                                 ----------      -----------     -----------      ------------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       50,315          144,394         170,638         1,793,952        152,016
                                                 ----------      -----------     -----------      ------------     ----------

NET INVESTMENT INCOME (LOSS)..................       26,707          (49,501)        (61,643)         (101,547)       (85,685)
                                                 ----------      -----------     -----------      ------------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0                0               0           979,487              0
  Realized gain (loss) on shares
   redeemed...................................     (136,178)        (653,090)       (269,379)       (2,016,922)      (235,309)
  Net change in unrealized gain (loss) on
   investments................................     (326,788)        (554,749)       (139,033)       (7,873,818)        79,302
                                                 ----------      -----------     -----------      ------------     ----------

NET GAIN (LOSS) ON INVESTMENTS................     (462,966)      (1,207,839)       (408,412)       (8,911,253)      (156,007)
                                                 ----------      -----------     -----------      ------------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ (436,259)     $(1,257,340)    $  (470,055)     $ (9,012,800)    $ (241,692)
                                                 ==========      ===========     ===========      ============     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN                 AST NEUBERGER                                                                   AST GOLDMAN
   STRATEGIC                    BERMAN SMALL-                 AST FEDERATED                                        SACHS
 OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
   PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
--------------- --------------- ------------- -------------- ---------------- --------------- --------------- ----------------
  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------
  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------
  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

    8,024,460        595,589              0      1,019,827         859,377         549,671         521,742          872,417
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

    6,603,039        710,929              0      1,582,485       1,079,995         519,921         430,363          342,951
  $     12.90     $     8.51     $     0.00    $      7.21     $      8.02      $    11.45      $    12.69      $     26.24
  $82,670,302     $6,067,507     $        0    $11,298,170     $ 9,256,267      $5,811,175      $5,324,580      $ 8,804,510


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN                 AST NEUBERGER                                                                   AST GOLDMAN
   STRATEGIC                    BERMAN SMALL-                 AST FEDERATED                                        SACHS
 OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
   PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
--------------- --------------- ------------- -------------- ---------------- --------------- --------------- ----------------
  $   721,105     $   42,917     $        0    $   703,670     $    44,514      $   46,774      $   38,298      $    17,138
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

    1,344,708        100,350         30,873        183,041         164,625         116,895         108,450          167,000
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

     (623,603)       (57,433)       (30,873)       520,629        (120,111)        (70,121)        (70,152)        (149,862)
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

            0              0              0              0               0               0               0                0
      417,664       (427,702)     1,450,641       (156,595)     (1,802,400)       (275,890)       (361,914)        (116,211)
   (2,330,731)      (196,127)      (720,624)      (336,919)     (1,242,562)       (586,466)       (565,184)        (915,576)
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

   (1,913,067)      (623,829)       730,017       (493,514)     (3,044,962)       (862,356)       (927,098)      (1,031,787)
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

  $(2,536,670)    $ (681,262)    $  699,144    $    27,115     $(3,165,073)     $ (932,477)     $ (997,250)     $(1,181,649)
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH AST MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO
                                               ---------------- --------------- ---------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.   $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 -----------      ----------      -----------     -----------     ----------
  Net Assets..................................   $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 ===========      ==========      ===========     ===========     ==========

NET ASSETS, representing:
  Accumulation units..........................   $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 -----------      ----------      -----------     -----------     ----------
                                                 $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 ===========      ==========      ===========     ===========     ==========

  Units outstanding...........................     1,007,755         840,825        1,575,997       1,718,281        455,535
                                                 ===========      ==========      ===========     ===========     ==========

  Portfolio shares held.......................     2,267,185         585,455        1,680,056         957,270        501,006
  Portfolio net asset value per share.........   $      5.01      $    12.60      $     11.30     $     19.11     $     9.54
  Investment in portfolio shares, at cost.....   $11,112,276      $8,317,463      $18,114,125     $17,793,469     $4,640,577

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH AST MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO
                                               ---------------- --------------- ---------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................   $         0      $   90,433      $   169,543     $    65,663     $   17,942
                                                 -----------      ----------      -----------     -----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       207,851         112,554          180,826         349,846         78,168
                                                 -----------      ----------      -----------     -----------     ----------

NET INVESTMENT INCOME (LOSS)..................      (207,851)        (22,121)         (11,283)       (284,183)       (60,226)
                                                 -----------      ----------      -----------     -----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       741,248               0                0               0              0
  Realized gain (loss) on shares
   redeemed...................................      (824,237)       (450,623)         311,717        (313,211)        (2,894)
  Net change in unrealized gain (loss) on
   investments................................    (1,344,424)       (100,386)         534,735      (1,384,872)      (277,215)
                                                 -----------      ----------      -----------     -----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................    (1,427,413)       (551,009)         846,452      (1,698,083)      (280,109)
                                                 -----------      ----------      -----------     -----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(1,635,264)     $ (573,130)     $   835,169     $(1,982,266)    $ (340,335)
                                                 ===========      ==========      ===========     ===========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                  AST T. ROWE                AST T. ROWE   AST T. ROWE
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------ ------------ ------------- ------------  ----------------
  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------
  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------
  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

      862,295         816,821      1,418,816        750,360      293,943     2,023,534    24,391,241        738,448
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

      469,290         588,604      1,431,306        873,599      261,929     1,065,739    15,349,489        796,907
  $     21.72     $     14.64    $     10.55     $     8.12   $    11.55   $     19.11  $      17.21     $     9.77
  $ 9,786,072     $ 8,426,218    $15,170,884     $6,893,776   $2,979,664   $22,039,022  $253,692,488     $7,759,861


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                  AST T. ROWE                AST T. ROWE   AST T. ROWE
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------ ------------ ------------- ------------  ----------------
  $         0     $    87,886    $   131,650     $   87,051   $   22,594   $   150,253  $  2,630,093     $   42,503
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------



      177,994         154,456        231,147        131,549       49,257       406,689     3,952,440        139,096
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------

     (177,994)        (66,570)       (99,497)       (44,498)     (26,663)     (256,436)   (1,322,347)       (96,593)
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------



            0               0        241,403              0            0             0             0              0

      (47,566)       (531,932)       (37,787)      (527,438)     (89,648)   (1,798,291)   (1,970,220)      (202,245)

     (609,919)       (584,289)       (23,378)      (281,119)     (41,070)   (4,185,345)   (5,886,549)      (669,993)
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------

     (657,485)     (1,116,221)       180,238       (808,557)    (130,718)   (5,983,636)   (7,856,769)      (872,238)
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------

  $  (835,479)    $(1,182,791)   $    80,741     $ (853,055)  $ (157,381)  $(6,240,072) $ (9,179,116)    $ (968,831)
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                              AST ACADEMIC
                                                                                AST WELLINGTON  AST CAPITAL    STRATEGIES
                                                 AST JPMORGAN    AST T. ROWE      MANAGEMENT    GROWTH ASSET     ASSET
                                                INTERNATIONAL    PRICE GLOBAL       HEDGED       ALLOCATION    ALLOCATION
                                               EQUITY PORTFOLIO BOND PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO
                                               ---------------- -------------- ---------------- ------------  ------------
ASSETS
  Investment in the portfolios, at fair value.   $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 -----------     -----------     -----------    ------------  ------------
  Net Assets..................................   $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 ===========     ===========     ===========    ============  ============

NET ASSETS, representing:
  Accumulation units..........................   $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 -----------     -----------     -----------    ------------  ------------
                                                 $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 ===========     ===========     ===========    ============  ============

  Units outstanding...........................     1,313,564       1,035,375       1,819,065      21,420,963    24,615,273
                                                 ===========     ===========     ===========    ============  ============

  Portfolio shares held.......................       647,699       1,027,554       1,825,894      21,381,098    24,279,057
  Portfolio net asset value per share.........   $     18.61     $     11.11     $      8.99    $      10.14  $      10.27
  Investment in portfolio shares, at cost.....   $12,511,776     $11,383,586     $16,211,278    $215,826,369  $248,697,052

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                              AST ACADEMIC
                                                                                AST WELLINGTON  AST CAPITAL    STRATEGIES
                                                 AST JPMORGAN    AST T. ROWE      MANAGEMENT    GROWTH ASSET     ASSET
                                                INTERNATIONAL    PRICE GLOBAL       HEDGED       ALLOCATION    ALLOCATION
                                               EQUITY PORTFOLIO BOND PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO
                                               ---------------- -------------- ---------------- ------------  ------------
INVESTMENT INCOME
  Dividend income.............................   $   196,438     $   307,550     $    30,708    $  1,224,542  $  1,620,054
                                                 -----------     -----------     -----------    ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       229,809         185,353         183,279       4,225,479     4,749,114
                                                 -----------     -----------     -----------    ------------  ------------

NET INVESTMENT INCOME (LOSS)..................       (33,371)        122,197        (152,571)     (3,000,937)   (3,129,060)
                                                 -----------     -----------     -----------    ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0          85,984               0               0             0
  Realized gain (loss) on shares
   redeemed...................................      (989,607)        132,783          26,689      (2,357,253)   (1,423,314)
  Net change in unrealized gain (loss) on
   investments................................    (1,560,593)        (58,783)       (630,011)    (14,290,332)  (13,767,759)
                                                 -----------     -----------     -----------    ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................    (2,550,200)        159,984        (603,322)    (16,647,585)  (15,191,073)
                                                 -----------     -----------     -----------    ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(2,583,571)    $   282,181     $  (755,893)   $(19,648,522) $(18,320,133)
                                                 ===========     ===========     ===========    ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                    AST         AST FIRST     AST FIRST                 AST T. ROWE
AST BALANCED    PRESERVATION      TRUST     TRUST CAPITAL     AST          PRICE                      AST
   ASSET           ASSET        BALANCED    APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP
 ALLOCATION      ALLOCATION      TARGET        TARGET      STRATEGIES     GROWTH       MARKET       GROWTH
 PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------    ------------  ------------  ------------- ------------  -----------  -----------  ----------
$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------
$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
============    ============  ============  ============  ============  ===========  ===========  ==========

$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------
$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
============    ============  ============  ============  ============  ===========  ===========  ==========

  33,653,172      24,615,353    13,265,213    11,105,442    17,018,736    1,502,529    2,221,281     646,526
============    ============  ============  ============  ============  ===========  ===========  ==========

  32,335,650      22,644,605    14,620,797    12,291,566    16,864,487    1,331,085   21,882,063     384,471
$      10.91    $      11.76  $       9.46  $       9.20  $      10.84  $     12.17  $      1.00  $    20.20
$338,373,019    $253,505,288  $135,959,569  $113,785,184  $177,927,881  $15,695,473  $21,882,063  $7,183,580


                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                    AST         AST FIRST     AST FIRST                 AST T. ROWE
AST BALANCED    PRESERVATION      TRUST     TRUST CAPITAL     AST          PRICE                      AST
   ASSET           ASSET        BALANCED    APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP
 ALLOCATION      ALLOCATION      TARGET        TARGET      STRATEGIES     GROWTH       MARKET       GROWTH
 PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------    ------------  ------------  ------------- ------------  -----------  -----------  ----------
$  2,321,987    $  2,113,347  $  2,263,490  $  1,475,558  $  1,781,357  $         0  $     3,485  $        0
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

   6,171,933       3,984,644     2,209,615     2,101,204     2,890,425      277,130      287,897     124,005
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

  (3,849,946)     (1,871,297)       53,875      (625,646)   (1,109,068)    (277,130)    (284,412)   (124,005)
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

           0               0             0             0             0            0            0           0
   2,153,974       2,465,464    (3,011,507)   (5,279,801)   (2,073,998)    (119,297)           0      43,373
 (17,882,809)     (3,977,122)   (6,154,694)  (11,932,967)   (6,404,600)  (1,259,418)           0    (609,710)
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

 (15,728,835)     (1,511,658)   (9,166,201)  (17,212,768)   (8,478,598)  (1,378,715)           0    (566,337)
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

$(19,578,781)   $ (3,382,955) $ (9,112,326) $(17,838,414) $ (9,587,666) $(1,655,845) $  (284,412) $ (690,342)
============    ============  ============  ============  ============  ===========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                   AST
                                                 AST PIMCO    INTERNATIONAL                                   AST INVESTMENT
                                                TOTAL RETURN      VALUE     AST INTERNATIONAL NVIT DEVELOPING   GRADE BOND
                                               BOND PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   MARKETS FUND     PORTFOLIO
                                               -------------- ------------- ----------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ------------   -----------     -----------      ----------     ------------
  Net Assets..................................  $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ============   ===========     ===========      ==========     ============

NET ASSETS, representing:
  Accumulation units..........................  $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ------------   -----------     -----------      ----------     ------------
                                                $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ============   ===========     ===========      ==========     ============

  Units outstanding...........................    14,092,072       494,113         784,260          51,346       56,740,197
                                                ============   ===========     ===========      ==========     ============

  Portfolio shares held.......................    12,967,084       330,885         717,838         124,135      112,451,669
  Portfolio net asset value per share.........  $      11.91   $     13.54     $      9.98      $     5.40     $       6.12
  Investment in portfolio shares, at cost.....  $154,665,301   $ 4,843,262     $ 7,546,335      $1,068,392     $673,627,043

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                   AST
                                                 AST PIMCO    INTERNATIONAL                                   AST INVESTMENT
                                                TOTAL RETURN      VALUE     AST INTERNATIONAL NVIT DEVELOPING   GRADE BOND
                                               BOND PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   MARKETS FUND     PORTFOLIO
                                               -------------- ------------- ----------------- --------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $  2,889,631   $    79,639     $    56,203      $    2,474     $    540,386
                                                ------------   -----------     -----------      ----------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     2,539,011        89,688         137,264          15,673        4,389,811
                                                ------------   -----------     -----------      ----------     ------------

NET INVESTMENT INCOME (LOSS)..................       350,620       (10,049)        (81,061)        (13,199)      (3,849,425)
                                                ------------   -----------     -----------      ----------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........     5,614,561             0               0               0        2,420,829
  Realized gain (loss) on shares
   redeemed...................................      (984,745)     (507,100)       (773,683)       (855,034)       1,521,101
  Net change in unrealized gain (loss) on
   investments................................    (2,390,884)     (628,081)       (972,097)        622,061       14,626,636
                                                ------------   -----------     -----------      ----------     ------------

NET GAIN (LOSS) ON INVESTMENTS................     2,238,932    (1,135,181)     (1,745,780)       (232,973)      18,568,566
                                                ------------   -----------     -----------      ----------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  2,589,552   $(1,145,230)    $(1,826,841)     $ (246,172)    $ 14,719,141
                                                ============   ===========     ===========      ==========     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   FRANKLIN
  AST WESTERN                                                   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH
ASSET CORE PLUS    AST BOND       AST BOND    AST GLOBAL REAL  EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO
--------------- -------------- -------------- ---------------- ---------------- --------------- --------------- ----------------
  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------
  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------
  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

    2,627,749      1,787,276            0           333,835        1,592,487       11,945,693         959,394       7,911,117
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

    2,699,063      1,776,266            0           458,593        1,846,962       15,769,786       1,048,409       7,880,451
  $     10.70    $     11.85       $11.08        $     7.57      $      7.85     $       7.59     $     10.53     $     10.34
  $28,242,242    $20,434,816       $    1        $3,490,901      $15,923,102     $117,595,241     $10,344,164     $80,612,471


                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   FRANKLIN
  AST WESTERN                                                   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH
ASSET CORE PLUS    AST BOND       AST BOND    AST GLOBAL REAL  EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO
--------------- -------------- -------------- ---------------- ---------------- --------------- --------------- ----------------
  $   831,014    $    13,501       $  100        $   89,849      $   185,848     $     22,729     $    59,120     $   240,197
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

      496,850        191,016          212            65,259          328,683        2,167,265         199,939       1,398,720
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

      334,164       (177,515)        (112)           24,590         (142,835)      (2,144,536)       (140,819)     (1,158,523)
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

      462,908        307,854        2,092                 0                0                0               0         832,012
      364,517         50,058         (610)         (179,409)      (1,900,072)      (4,030,882)       (340,918)     (3,191,974)
      187,065        612,200         (579)         (375,870)      (3,298,453)      (5,447,041)       (608,211)     (5,453,108)
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

    1,014,490        970,112          903          (555,279)      (5,198,525)      (9,477,923)       (949,129)     (7,813,070)
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

  $ 1,348,654    $   792,597       $  791        $ (530,689)     $(5,341,360)    $(11,622,459)    $(1,089,948)    $(8,971,593)
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST HORIZON   AST HORIZON
                                               AST CLS MODERATE GROWTH ASSET MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP
                                               ASSET ALLOCATION  ALLOCATION    ALLOCATION   ASSET ALLOCATION   CONSUMER
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO      SERVICES
                                               ---------------- ------------ -------------- ----------------- ----------
ASSETS
  Investment in the portfolios, at fair value.   $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ------------   -----------   -----------      -----------     --------
  Net Assets..................................   $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ============   ===========   ===========      ===========     ========

NET ASSETS, representing:
  Accumulation units..........................   $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ------------   -----------   -----------      -----------     --------
                                                 $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ============   ===========   ===========      ===========     ========

  Units outstanding...........................     11,121,340     4,964,168     8,325,112        5,117,071       28,187
                                                 ============   ===========   ===========      ===========     ========

  Portfolio shares held.......................     11,893,256     5,412,219     8,668,753        5,678,779        9,427
  Portfolio net asset value per share.........   $       9.60   $      9.64   $      9.96      $      9.35     $  33.77
  Investment in portfolio shares, at cost.....   $112,679,125   $51,893,842   $85,278,162      $53,176,112     $267,207

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST HORIZON   AST HORIZON
                                               AST CLS MODERATE GROWTH ASSET MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP
                                               ASSET ALLOCATION  ALLOCATION    ALLOCATION   ASSET ALLOCATION   CONSUMER
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO      SERVICES
                                               ---------------- ------------ -------------- ----------------- ----------
INVESTMENT INCOME
  Dividend income.............................   $    425,143   $   171,630   $   378,042      $   115,053     $      0
                                                 ------------   -----------   -----------      -----------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      1,746,490       836,358     1,311,828          884,300        4,782
                                                 ------------   -----------   -----------      -----------     --------

NET INVESTMENT INCOME (LOSS)..................     (1,321,347)     (664,728)     (933,786)        (769,247)      (4,782)
                                                 ------------   -----------   -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      1,704,048     2,205,561     3,870,248        1,983,750            0
  Realized gain (loss) on shares
   redeemed...................................     (2,260,018)   (2,206,377)   (1,431,415)      (3,104,763)      28,940
  Net change in unrealized gain (loss) on
   investments................................     (5,736,625)   (3,293,153)   (5,382,931)      (3,444,372)     (23,814)
                                                 ------------   -----------   -----------      -----------     --------

NET GAIN (LOSS) ON INVESTMENTS................     (6,292,595)   (3,293,969)   (2,944,098)      (4,565,385)       5,126
                                                 ------------   -----------   -----------      -----------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ (7,613,942)  $(3,958,697)  $(3,877,884)     $(5,334,632)    $    344
                                                 ============   ===========   ===========      ===========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                              SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------

  PROFUND VP                                      PROFUND VP PROFUND VP
CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
  PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
-------------- ---------- ----------- ----------- ---------- ---------- -----------
   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   --------    ---------   --------    --------    --------   -------    --------
   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   ========    =========   ========    ========    ========   =======    ========

   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   --------    ---------   --------    --------    --------   -------    --------
   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   ========    =========   ========    ========    ========   =======    ========

     27,614       83,052     33,986      32,874       8,510     8,634      12,429
   ========    =========   ========    ========    ========   =======    ========

      8,474       26,992     11,565       8,024       2,620     3,244       2,424
   $  36.52    $   17.07   $  31.74    $  36.07    $  33.22   $ 24.95    $  45.22
   $261,878    $ 456,661   $317,006    $253,921    $ 82,270   $73,276    $ 90,597


                              SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------

  PROFUND VP                                      PROFUND VP PROFUND VP
CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
  PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
-------------- ---------- ----------- ----------- ---------- ---------- -----------
   $  4,038    $       0   $  1,182    $    947    $      0   $   113    $      0
   --------    ---------   --------    --------    --------   -------    --------

      4,688        7,239      5,777       4,995       1,427     1,097       1,951
   --------    ---------   --------    --------    --------   -------    --------

       (650)      (7,239)    (4,595)     (4,048)     (1,427)     (984)     (1,951)
   --------    ---------   --------    --------    --------   -------    --------

          0            0          0           0           0         0           0
     24,821      (18,867)    25,471      22,262       5,612     1,664      20,887
    (17,033)     (78,387)    (2,293)    (48,784)    (15,105)   (9,053)    (21,958)
   --------    ---------   --------    --------    --------   -------    --------

      7,788      (97,254)    23,178     (26,522)     (9,493)   (7,389)     (1,071)
   --------    ---------   --------    --------    --------   -------    --------

   $  7,138    $(104,493)  $ 18,583    $(30,570)   $(10,920)  $(8,373)   $ (3,022)
   ========    =========   ========    ========    ========   =======    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                        SUBACCOUNTS
                                               -------------------------------------------------------------


                                               PROFUND VP PROFUND VP                               PROFUND VP
                                               SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                                 GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                               ---------- ---------- ------------------ ---------- ----------
ASSETS
  Investment in the portfolios, at fair value.  $26,096    $19,259        $254,740       $258,742   $36,943
                                                -------    -------        --------       --------   -------
  Net Assets..................................  $26,096    $19,259        $254,740       $258,742   $36,943
                                                =======    =======        ========       ========   =======

NET ASSETS, representing:
  Accumulation units..........................  $26,096    $19,259        $254,740       $258,742   $36,943
                                                -------    -------        --------       --------   -------
                                                $26,096    $19,259        $254,740       $258,742   $36,943
                                                =======    =======        ========       ========   =======

  Units outstanding...........................    2,491      1,988          28,944         27,191     3,831
                                                =======    =======        ========       ========   =======

  Portfolio shares held.......................      900        736          34,102          7,969     1,068
  Portfolio net asset value per share.........  $ 29.00    $ 26.17        $   7.47       $  32.47   $ 34.60
  Investment in portfolio shares, at cost.....  $23,340    $16,900        $237,502       $224,280   $33,464

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                        SUBACCOUNTS
                                               -------------------------------------------------------------


                                               PROFUND VP PROFUND VP                               PROFUND VP
                                               SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                                 GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                               ---------- ---------- ------------------ ---------- ----------
INVESTMENT INCOME
  Dividend income.............................  $     0    $     0        $  7,704       $  6,639   $     0
                                                -------    -------        --------       --------   -------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      383        342           3,871          3,986       824
                                                -------    -------        --------       --------   -------

NET INVESTMENT INCOME (LOSS)..................     (383)      (342)          3,833          2,653      (824)
                                                -------    -------        --------       --------   -------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       43          0               0              0         0
  Realized gain (loss) on shares
   redeemed...................................    3,513      2,484           1,355         14,234     5,278
  Net change in unrealized gain (loss) on
   investments................................   (4,807)    (4,269)        (17,520)        14,867    (6,626)
                                                -------    -------        --------       --------   -------

NET GAIN (LOSS) ON INVESTMENTS................   (1,251)    (1,785)        (16,165)        29,101    (1,348)
                                                -------    -------        --------       --------   -------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(1,634)   $(2,127)       $(12,332)      $ 31,754   $(2,172)
                                                =======    =======        ========       ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                        CREDIT SUISSE                                 WELLS FARGO
                                                            TRUST                                     ADVANTAGE VT
PROFUND VP  AST BOND   AST JENNISON     AST JENNISON    INTERNATIONAL                                 CORE EQUITY
LARGE-CAP   PORTFOLIO    LARGE-CAP       LARGE-CAP     EQUITY FLEX III    AST BOND       AST BOND      PORTFOLIO
  VALUE       2020    VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO*    PORTFOLIO 2017 PORTFOLIO 2021 SHARE CLASS 1*
----------  --------- --------------- ---------------- --------------- -------------- -------------- --------------
 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------
 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------
 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

   17,584     65,882       338,692          435,071               0       1,835,904      2,641,568             0
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

    5,902     72,699       298,146          382,385               0       1,820,187      2,489,396             0
 $  23.82   $  10.26    $    11.19       $    12.18       $    0.00     $     11.61    $     13.47      $   0.00
 $130,730   $716,660    $3,370,552       $4,635,012       $       0     $20,729,162    $31,534,227      $      0


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                        CREDIT SUISSE                                 WELLS FARGO
                                                            TRUST                                     ADVANTAGE VT
PROFUND VP  AST BOND   AST JENNISON     AST JENNISON    INTERNATIONAL                                 CORE EQUITY
LARGE-CAP   PORTFOLIO    LARGE-CAP       LARGE-CAP     EQUITY FLEX III    AST BOND       AST BOND      PORTFOLIO
  VALUE       2020    VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO*    PORTFOLIO 2017 PORTFOLIO 2021 SHARE CLASS 1*
----------  --------- --------------- ---------------- --------------- -------------- -------------- --------------
 $  1,069   $ 25,512    $   12,531       $        0       $  26,038     $     3,243    $    10,985      $  3,426
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

    2,097     40,704        62,972           67,085           9,848         165,580        361,836         3,510
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

   (1,028)   (15,192)      (50,441)         (67,085)         16,190        (162,337)      (350,851)          (84)
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

        0    317,874        14,020                0               0          23,155              0        74,422
      856    (10,202)     (334,662)        (137,141)        (57,016)         83,003      1,239,362       (49,779)
   (8,180)    32,756      (267,112)        (158,484)        (99,917)        403,543      2,052,415       (59,595)
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

   (7,324)   340,428      (587,754)        (295,625)       (156,933)        509,701      3,291,777       (34,952)
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

 $ (8,352)  $325,236    $ (638,195)      $ (362,710)      $(140,743)    $   347,364    $ 2,940,926      $(35,036)
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                  ADVANTAGE      ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                               VT INTERNATIONAL  OMEGA GROWTH   SMALL CAP GROWTH SMALL CAP VALUE
                                               EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE    AST BOND
                                                SHARE CLASS 1       CLASS 1         CLASS 1          CLASS 1     PORTFOLIO 2022
                                               ---------------- --------------- ---------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair value.     $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   --------        --------          -----           -------      -----------
  Net Assets..................................     $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   ========        ========          =====           =======      ===========

NET ASSETS, representing:
  Accumulation units..........................     $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   --------        --------          -----           -------      -----------
                                                   $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   ========        ========          =====           =======      ===========

  Units outstanding...........................       16,691         178,914              0             5,634        1,301,756
                                                   ========        ========          =====           =======      ===========

  Portfolio shares held.......................       43,096          14,307              0             7,298        1,274,819
  Portfolio net asset value per share.........     $   4.77        $  22.78          $7.71           $  8.33      $     12.24
  Investment in portfolio shares, at cost.....     $205,668        $274,887          $   0           $53,818      $15,006,067

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                  ADVANTAGE      ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                               VT INTERNATIONAL  OMEGA GROWTH   SMALL CAP GROWTH SMALL CAP VALUE
                                               EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE    AST BOND
                                                SHARE CLASS 1       CLASS 1         CLASS 1          CLASS 1     PORTFOLIO 2022
                                               ---------------- --------------- ---------------- --------------- --------------
INVESTMENT INCOME
  Dividend income.............................     $  1,434        $      0          $   0           $   585      $         0
                                                   --------        --------          -----           -------      -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        3,961           6,228              0             1,097           94,888
                                                   --------        --------          -----           -------      -----------

NET INVESTMENT INCOME (LOSS)..................       (2,527)         (6,228)             0              (512)         (94,888)
                                                   --------        --------          -----           -------      -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       10,094           3,129              0                 0                0
  Realized gain (loss) on shares
   redeemed...................................        1,817           5,466              1               888          133,351
  Net change in unrealized gain (loss) on
   investments................................      (43,492)        (27,460)            (1)           (6,272)         597,720
                                                   --------        --------          -----           -------      -----------

NET GAIN (LOSS) ON INVESTMENTS................      (31,581)        (18,865)             0            (5,384)         731,071
                                                   --------        --------          -----           -------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................     $(34,108)       $(25,093)         $   0           $(5,896)     $   636,183
                                                   ========        ========          =====           =======      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                            SUBACCOUNTS (CONTINUED)
         -------------------------------------------------------------

                            WELLS FARGO
           AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
         GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
             PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
         ----------------- -------------- -------------- --------------
            $44,313,773       $268,073       $360,304       $444,289
            -----------       --------       --------       --------
            $44,313,773       $268,073       $360,304       $444,289
            ===========       ========       ========       ========

            $44,313,773       $268,073       $360,304       $444,289
            -----------       --------       --------       --------
            $44,313,773       $268,073       $360,304       $444,289
            ===========       ========       ========       ========

              4,834,702         25,046         35,775         44,118
            ===========       ========       ========       ========

              4,780,342         15,407         35,533         43,859
            $      9.27       $  17.40       $  10.14       $  10.13
            $46,506,773       $254,502       $357,389       $441,183


                            SUBACCOUNTS (CONTINUED)
         -------------------------------------------------------------

                            WELLS FARGO
           AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
         GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
             PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
         ----------------- -------------- -------------- --------------
            $         0       $      0       $      0       $      0
            -----------       --------       --------       --------

                412,731          1,571            370            518
            -----------       --------       --------       --------

               (412,731)        (1,571)          (370)          (518)
            -----------       --------       --------       --------

                      0              0              0              0
               (384,884)            80             18              2
             (2,193,000)        13,571          2,915          3,106
            -----------       --------       --------       --------

             (2,577,884)        13,651          2,933          3,108
            -----------       --------       --------       --------

            $(2,990,615)      $ 12,080       $  2,563       $  2,590
            ===========       ========       ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                    PRUDENTIAL MONEY MARKET   PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                           PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                   -------------------------  --------------------------  ------------------------
                                    01/01/2011   01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010
                                        TO           TO            TO            TO            TO           TO
                                    12/31/2011   12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010
                                   -----------  ------------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (280,119) $   (329,602) $   788,589   $   816,500   $  (167,794) $  (147,077)
  Capital gains distributions
   received.......................           0             0      626,795       380,617             0            0
  Realized gain (loss) on shares
   redeemed.......................           0             0      251,851       293,552      (211,841)    (717,892)
  Net change in unrealized gain
   (loss) on investments..........           0             0      (53,592)    1,075,759      (625,359)   3,097,674
                                   -----------  ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (280,119)     (329,602)   1,613,643     2,566,428    (1,004,994)   2,232,705
                                   -----------  ------------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     246,545        97,581      125,726        52,609       103,894       55,127
  Annuity Payments................     (43,772)     (113,370)     (39,049)     (112,208)     (205,140)    (107,515)
  Surrenders, withdrawals and
   death benefits.................  (4,593,592)   (4,563,747)  (3,209,635)   (4,822,137)   (2,190,802)  (2,134,134)
  Net transfers between other
   subaccounts or fixed rate
   option.........................     654,286     8,990,751      263,660       574,766      (501,118)    (711,122)
  Withdrawal and other
   charges........................     (14,037)      (17,768)     (11,153)      (12,280)      (18,660)     (19,636)
                                   -----------  ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,750,570)    4,393,447   (2,870,451)   (4,319,250)   (2,811,826)  (2,917,280)
                                   -----------  ------------  -----------   -----------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (4,030,689)    4,063,845   (1,256,808)   (1,752,822)   (3,816,820)    (684,575)

NET ASSETS
  Beginning of period.............  22,913,347    18,849,502   27,735,600    29,488,422    24,169,970   24,854,545
                                   -----------  ------------  -----------   -----------   -----------  -----------
  End of period................... $18,882,658  $ 22,913,347  $26,478,792   $27,735,600   $20,353,150  $24,169,970
                                   ===========  ============  ===========   ===========   ===========  ===========

  Beginning units.................  18,414,358    15,430,381   13,115,233    15,202,406    12,475,419   14,144,035
                                   -----------  ------------  -----------   -----------   -----------  -----------
  Units issued....................   3,837,949    13,202,419      483,619       943,367       141,157      243,744
  Units redeemed..................  (7,170,402)  (10,218,442)  (1,794,312)   (3,030,540)   (1,591,196)  (1,912,360)
                                   -----------  ------------  -----------   -----------   -----------  -----------
  Ending units....................  15,081,905    18,414,358   11,804,540    13,115,233    11,025,380   12,475,419
                                   ===========  ============  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  -----------------------
 01/01/2011     01/01/2010   01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011  01/01/2010
     TO             TO           TO            TO           TO           TO           TO          TO
 12/31/2011     12/31/2010   12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011  12/31/2010
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
$  (146,740)   $  (151,949) $ 1,373,509   $ 1,680,340  $    43,098  $    84,006  $     8,149  $    9,214

          0              0            0             0            0            0            0           0
   (472,832)    (1,161,913)    (136,950)     (346,877)     (34,971)    (714,371)     (38,730)   (112,720)
 (1,512,573)     4,506,279     (415,432)    1,509,860      193,315    3,864,660     (452,439)    779,526
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

 (2,132,145)     3,192,417      821,127     2,843,323      201,442    3,234,295     (483,020)    676,020
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

     38,416         81,964       44,014        54,674      103,001       91,812       17,713      19,690
    (27,555)      (135,822)     (41,041)      (66,492)    (133,194)     (71,084)     (37,081)     (2,227)
 (3,546,889)    (2,981,018)  (3,020,998)   (3,357,112)  (2,908,177)  (2,609,435)    (651,159)   (529,983)
   (491,024)     9,782,661     (566,559)     (158,785)  (1,100,751)    (909,617)    (156,477)   (150,571)
    (42,623)       (38,892)     (27,624)      (30,992)     (27,972)     (28,237)      (7,007)     (7,182)
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

 (4,069,675)     6,708,893   (3,612,208)   (3,558,707)  (4,067,093)  (3,526,561)    (834,011)   (670,273)
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

 (6,201,820)     9,901,310   (2,791,081)     (715,384)  (3,865,651)    (292,266)  (1,317,031)      5,747

 34,988,834     25,087,524   24,396,230    25,111,614   27,983,235   28,275,501    6,684,999   6,679,252
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
$28,787,014    $34,988,834  $21,605,149   $24,396,230  $24,117,584  $27,983,235  $ 5,367,968  $6,684,999
===========    ===========  ===========   ===========  ===========  ===========  ===========  ==========

 16,908,321     11,984,256    7,412,235     8,609,604   16,877,441   19,203,436    4,001,680   4,460,369
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
    277,200      7,197,972      172,243       380,325      535,922      882,431       78,774     142,021
 (2,364,484)    (2,273,907)  (1,102,370)   (1,577,694)  (3,069,089)  (3,208,426)    (585,370)   (600,710)
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
 14,821,037     16,908,321    6,482,108     7,412,235   14,344,274   16,877,441    3,495,084   4,001,680
===========    ===========  ===========   ===========  ===========  ===========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                                   PRUDENTIAL                T. ROWE PRICE
                                      PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                           PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                   ------------------------  -------------------------  ----------------------
                                    01/01/2011   01/01/2010  01/01/2011    01/01/2010   01/01/2011  01/01/2010
                                        TO           TO          TO            TO           TO          TO
                                    12/31/2011   12/31/2010  12/31/2011    12/31/2010   12/31/2011  12/31/2010
                                   -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (295,693) $  (256,206) $  (27,624)   $  (25,682)  $      881  $  (10,444)
  Capital gains distributions
   received.......................           0            0      63,415             0            0       6,438
  Realized gain (loss) on shares
   redeemed.......................     406,976     (287,615)     43,769       (90,510)        (308)    (39,718)
  Net change in unrealized gain
   (loss) on investments..........    (270,329)   3,061,588    (122,408)    1,124,583     (276,997)    296,097
                                   -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (159,046)   2,517,767     (42,848)    1,008,391     (276,424)    252,373
                                   -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     122,286       92,706       5,188         7,738        1,487       1,797
  Annuity Payments................     (80,628)     (70,679)    (18,663)       (2,669)     (13,833)          0
  Surrenders, withdrawals and
   death benefits.................  (3,012,651)  (2,354,929)   (549,818)     (597,463)    (286,228)   (269,286)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (781,997)     942,595     134,343       (74,497)     (23,792)     37,889
  Withdrawal and other
   charges........................     (24,422)     (24,175)     (2,253)       (2,454)        (783)       (890)
                                   -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,777,412)  (1,414,482)   (431,203)     (669,345)    (323,149)   (230,490)
                                   -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (3,936,458)   1,103,285    (474,051)      339,046     (599,573)     21,883

NET ASSETS
  Beginning of period.............  27,512,169   26,408,884   4,949,568     4,610,522    2,254,286   2,232,403
                                   -----------  -----------   ----------   ----------   ----------  ----------
  End of period................... $23,575,711  $27,512,169  $4,475,517    $4,949,568   $1,654,713  $2,254,286
                                   ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.................  15,574,177   16,183,229   1,832,332     2,117,993    1,531,675   1,706,365
                                   -----------  -----------   ----------   ----------   ----------  ----------
  Units issued....................     364,774    1,777,641     137,917       134,489       66,946     209,207
  Units redeemed..................  (2,660,045)  (2,386,693)   (298,479)     (420,150)    (293,222)   (383,897)
                                   -----------  -----------   ----------   ----------   ----------  ----------
  Ending units....................  13,278,906   15,574,177   1,671,770     1,832,332    1,305,399   1,531,675
                                   ===========  ===========   ==========   ==========   ==========  ==========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                     SHARES                    SHARES
----------------------    ------------------------  -----------------------   ------------------------
01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
    TO            TO           TO           TO           TO           TO           TO           TO
12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
$   23,458    $   35,141  $   (43,837) $   (44,096) $   (45,194)  $  (18,073) $  (110,342) $  (101,412)
         0             0            0            0            0            0      114,744            0
    18,572      (100,702)     171,309       51,243      (64,806)    (178,498)     799,976      989,607
  (169,511)      945,058     (229,269)     778,876     (249,040)     909,856   (5,251,141)   2,156,148
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

  (127,481)      879,497     (101,797)     786,023     (359,040)     713,285   (4,446,763)   3,044,343
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

     6,398         5,329        8,200       12,678        1,696       11,170       14,222       16,414
         0          (991)      (7,426)     (79,722)     (28,139)     (24,597)     (98,634)    (118,261)
  (644,061)     (929,062)  (1,004,438)  (1,101,506)    (702,937)    (829,305)  (1,673,328)  (1,966,420)
  (145,301)       75,936     (236,795)     (42,956)      (3,890)     (58,508)       5,912     (362,383)
    (2,986)       (3,436)      (5,288)      (6,011)      (3,302)      (3,947)      (5,081)      (6,439)
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

  (785,950)     (852,224)  (1,245,747)  (1,217,517)    (736,572)    (905,187)  (1,756,909)  (2,437,089)
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

  (913,431)       27,273   (1,347,544)    (431,494)  (1,095,612)    (191,902)  (6,203,672)     607,254

 7,300,410     7,273,137   10,422,649   10,854,143    6,072,724    6,264,626   14,939,049   14,331,795
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
$6,386,979    $7,300,410  $ 9,075,105  $10,422,649  $ 4,977,112   $6,072,724  $ 8,735,377  $14,939,049
==========    ==========  ===========  ===========  ===========   ==========  ===========  ===========

 3,462,271     3,900,813    5,770,912    6,507,705    3,767,484    4,392,746    3,325,293    3,936,738
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
    51,035       190,930       43,731      198,443      116,004      137,281      128,634       73,108
  (421,146)     (629,472)    (725,448)    (935,236)    (594,123)    (762,543)    (549,975)    (684,553)
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
 3,092,160     3,462,271    5,089,195    5,770,912    3,289,365    3,767,484    2,903,952    3,325,293
==========    ==========  ===========  ===========  ===========   ==========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ----------------------------------------------------------------------
                                   MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -    AMERICAN CENTURY VP
                                        INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                   ----------------------   ----------------------  ----------------------
                                   01/01/2011   01/01/2010  01/01/2011  01/01/2010  01/01/2011  01/01/2010
                                       TO           TO          TO          TO          TO          TO
                                   12/31/2011   12/31/2010  12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   (9,407)  $   (8,217) $  (75,971) $  (80,750) $   15,473  $   20,525
  Capital gains distributions
   received.......................          0            0           0           0           0           0
  Realized gain (loss) on shares
   redeemed.......................     24,336       (7,198)     60,900     (61,626)    (41,939)    (90,087)
  Net change in unrealized gain
   (loss) on investments..........    (45,278)     255,918     (74,274)    959,610      22,732     351,220
                                   ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (30,349)     240,503     (89,345)    817,234      (3,734)    281,658
                                   ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      3,791        3,160      10,683      36,687       3,623       3,275
  Annuity Payments................          0      (14,522)    (16,581)    (32,450)          0      (1,338)
  Surrenders, withdrawals and
   death benefits.................   (197,731)    (122,235)   (616,480)   (666,831)   (203,523)   (336,208)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (67,083)     (11,996)   (171,257)    (25,246)    (36,850)     82,146
  Withdrawal and other
   charges........................       (940)      (1,043)     (3,438)     (3,892)       (978)     (1,085)
                                   ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (261,963)    (146,636)   (797,073)   (691,732)   (237,728)   (253,210)
                                   ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (292,312)      93,867    (886,418)    125,502    (241,462)     28,448

NET ASSETS
  Beginning of period.............  1,901,572    1,807,705   6,676,779   6,551,277   2,648,974   2,620,526
                                   ----------   ----------  ----------  ----------  ----------  ----------
  End of period................... $1,609,260   $1,901,572  $5,790,361  $6,676,779  $2,407,512  $2,648,974
                                   ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.................  1,148,688    1,248,044   3,974,850   4,434,949   1,337,254   1,480,875
                                   ----------   ----------  ----------  ----------  ----------  ----------
  Units issued....................      8,059       38,831      44,551     188,316      55,148      70,642
  Units redeemed..................   (166,567)    (138,187)   (511,924)   (648,415)   (171,044)   (214,263)
                                   ----------   ----------  ----------  ----------  ----------  ----------
  Ending units....................    990,180    1,148,688   3,507,477   3,974,850   1,221,358   1,337,254
                                   ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                   ALLIANCEBERNSTEIN VPS
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2011     01/01/2010    01/01/2011   01/01/2010   01/01/2011  01/01/2010  01/01/2011 01/01/2010
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2011     12/31/2010    12/31/2011   12/31/2010   12/31/2011  12/31/2010  12/31/2011 12/31/2010
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (40,894)    $  (37,025)   $  (59,023)  $  (63,853)  $  (13,965) $   (2,068) $  (6,775) $  (5,274)
         0              0             0            0      170,802           0          0          0
    29,089        (57,392)      135,768       47,158       20,762      (9,119)    (4,784)    (9,734)
  (162,699)       718,960      (291,919)     302,015     (319,761)    265,010    (16,901)    51,602
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (174,504)       624,543      (215,174)     285,320     (142,162)    253,823    (28,460)    36,594
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

     2,986          5,341         3,248        1,523        4,657       4,039      2,336          0
         0           (444)      (53,940)           0            0           0          0          0
  (298,676)      (229,792)     (602,712)    (535,989)    (237,379)   (313,858)   (50,417)   (65,415)
   129,317         78,028        90,954      123,751       58,067      27,859     48,194     34,049
    (1,384)        (1,450)       (1,718)      (1,928)        (823)       (938)      (187)      (138)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (167,757)      (148,317)     (564,168)    (412,643)    (175,478)   (282,898)       (74)   (31,504)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (342,261)       476,226      (779,342)    (127,323)    (317,640)    (29,075)   (28,534)     5,090

 2,999,640      2,523,414     4,806,667    4,933,990    2,499,002   2,528,077    495,104    490,014
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$2,657,379     $2,999,640    $4,027,325   $4,806,667   $2,181,362  $2,499,002  $ 466,570  $ 495,104
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,608,281      1,701,914     2,744,426    2,995,359    2,277,948   2,562,604    794,616    851,577
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
   142,782        194,419       133,797      304,421      159,264     149,656    137,262    108,752
  (239,610)      (288,052)     (445,045)    (555,354)    (333,068)   (434,312)  (146,791)  (165,713)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,511,453      1,608,281     2,433,178    2,744,426    2,104,144   2,277,948    785,087    794,616
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                    PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                        VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                   ------------------------  ----------------------------  ----------------------------
                                    01/01/2011   01/01/2010  01/01/2011     01/01/2010      01/01/2011     01/01/2010
                                        TO           TO          TO             TO              TO             TO
                                    12/31/2011   12/31/2010  12/31/2011     12/31/2010      12/31/2011     12/31/2010
                                   -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (97,941) $  (113,974) $  (6,247)      $ (6,804)     $   (98,620)   $  (101,127)
  Capital gains distributions
   received.......................           0            0          0              0           86,893              0
  Realized gain (loss) on shares
   redeemed.......................     (91,016)    (264,898)    45,906          6,761          290,994        (29,799)
  Net change in unrealized gain
   (loss) on investments..........    (192,952)   3,213,846    (64,047)        74,767         (175,094)     1,578,096
                                   -----------  -----------  ---------       --------       -----------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (381,909)   2,834,974    (24,388)        74,724          104,173      1,447,170
                                   -----------  -----------  ---------       --------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      11,683       15,834        431            488           15,909         39,446
  Annuity Payments................     (16,710)           0          0              0                0        (41,408)
  Surrenders, withdrawals and
   death benefits.................  (1,407,904)    (792,416)  (124,939)       (29,565)      (1,585,027)      (673,790)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (2,553,192)    (449,529)   (95,065)        89,544         (202,395)     3,946,156
  Withdrawal and other
   charges........................     (28,141)     (40,630)      (814)          (822)         (23,760)       (18,984)
                                   -----------  -----------  ---------       --------       -----------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,994,264)  (1,266,741)  (220,387)        59,645       (1,795,273)     3,251,420
                                   -----------  -----------  ---------       --------       -----------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (4,376,173)   1,568,233   (244,775)       134,369       (1,691,100)     4,698,590

NET ASSETS
  Beginning of period.............  14,069,889   12,501,656    667,733        533,364       10,859,059      6,160,469
                                   -----------  -----------  ---------       --------       -----------    -----------
  End of period................... $ 9,693,716  $14,069,889  $ 422,958       $667,733      $ 9,167,959    $10,859,059
                                   ===========  ===========  =========       ========       ===========    ===========

  Beginning units.................   7,783,323    8,610,683    679,019        566,315        5,711,766      3,804,774
                                   -----------  -----------  ---------       --------       -----------    -----------
  Units issued....................     218,571      190,447     21,611        170,316          441,164      2,631,571
  Units redeemed..................  (2,366,352)  (1,017,807)  (272,553)       (57,612)      (1,388,761)      (724,579)
                                   -----------  -----------  ---------       --------       -----------    -----------
  Ending units....................   5,635,542    7,783,323    428,077        679,019        4,764,169      5,711,766
                                   ===========  ===========  =========       ========       ===========    ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
PRUDENTIAL SP GROWTH ASSET   PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL    AST GOLDMAN SACHS
   ALLOCATION PORTFOLIO          GROWTH PORTFOLIO            VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO
-------------------------    --------------------------  --------------------------  -----------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011   01/01/2010
     TO              TO           TO            TO           TO            TO             TO           TO
04/29/2011**     12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011   12/31/2010
------------    -----------   -----------   ----------   ----------    ----------    -----------   ----------
$   (178,702)   $    76,822  $    (8,300)   $     (605)  $   26,707    $   20,375    $   (49,501)  $  (11,542)
           0              0            0             0            0             0              0            0
     469,001       (696,384)    (191,568)     (190,972)    (136,178)     (182,395)      (653,090)     (33,995)
   1,574,550      4,069,674     (329,966)      584,283     (326,788)      451,092       (554,749)     613,067
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

   1,864,849      3,450,112     (529,834)      392,706     (436,259)      289,072     (1,257,340)     567,530
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

      80,272         83,186        4,968        16,114       24,408         4,581      5,343,435    4,403,584
           0              0            0          (545)           0             0              0            0
    (699,231)    (1,788,342)    (539,931)     (240,459)    (588,596)     (265,592)       (98,151)     (36,910)
 (32,688,465)    (1,781,424)    (151,614)      144,218       35,069       (70,302)    (2,583,179)     236,838
     (28,543)       (96,575)      (6,878)       (7,296)      (6,217)       (6,630)       (57,870)     (19,977)
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

 (33,335,967)    (3,583,155)    (693,455)      (87,968)    (535,336)     (337,943)     2,604,235    4,583,535
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

 (31,471,118)      (133,043)  (1,223,289)      304,738     (971,595)      (48,871)     1,346,895    5,151,065

  31,471,118     31,604,161    3,872,933     3,568,195    3,609,162     3,658,033      7,183,607    2,032,542
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------
$          0    $31,471,118  $ 2,649,644    $3,872,933   $2,637,567    $3,609,162    $ 8,530,502   $7,183,607
============    ===========   ===========   ==========    ==========    ==========   ===========   ==========

  17,273,536     19,040,642    2,752,691     2,842,174    2,287,701     2,566,672        721,811      254,383
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------
     150,306         78,296      107,559       347,161      117,961       184,521      1,199,167      622,105
 (17,423,842)    (1,845,402)    (642,842)     (436,644)    (461,170)     (463,492)    (1,014,373)    (154,677)
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------
           0     17,273,536    2,217,408     2,752,691    1,944,492     2,287,701        906,605      721,811
============    ===========   ===========   ==========    ==========    ==========   ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                   SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                     AST AMERICAN CENTURY    AST SCHRODERS MULTI-ASSET     AST COHEN & STEERS
                                   INCOME & GROWTH PORTFOLIO WORLD STRATEGIES PORTFOLIO     REALTY PORTFOLIO
                                   -----------------------   -------------------------  -----------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011  01/01/2010
                                        TO           TO           TO            TO           TO          TO
                                    12/31/2011   12/31/2010   12/31/2011    12/31/2010   12/31/2011  12/31/2010
                                   -----------   ----------  ------------  -----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   (61,643)  $  (19,948) $   (101,547) $  (410,425) $   (85,685) $  (12,448)
  Capital gains distributions
   received.......................           0            0       979,487            0            0           0
  Realized gain (loss) on shares
   redeemed.......................    (269,379)      13,139    (2,016,922)      92,579     (235,309)      5,975
  Net change in unrealized gain
   (loss) on investments..........    (139,033)     711,292    (7,873,818)   5,575,513       79,302     684,278
                                   -----------   ----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (470,055)     704,483    (9,012,800)   5,257,667     (241,692)    677,805
                                   -----------   ----------  ------------  -----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   6,263,169    4,451,679    60,348,216   54,692,805    5,729,775   3,738,801
  Annuity Payments................           0            0             0            0            0           0
  Surrenders, withdrawals and
   death benefits.................    (391,179)     (31,255)   (1,052,475)    (182,481)    (197,722)    (31,068)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,914,870)     161,787   (20,658,177)   3,006,385   (1,936,649)    600,037
  Withdrawal and other
   charges........................     (74,321)     (28,084)     (761,692)    (237,559)     (52,078)    (13,167)
                                   -----------   ----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   3,882,799    4,554,127    37,875,872   57,279,150    3,543,326   4,294,603
                                   -----------   ----------  ------------  -----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   3,412,744    5,258,610    28,863,072   62,536,817    3,301,634   4,972,408

NET ASSETS
  Beginning of period.............   7,763,167    2,504,557    76,430,520   13,893,703    6,253,791   1,281,383
                                   -----------   ----------  ------------  -----------  -----------  ----------
  End of period................... $11,175,911   $7,763,167  $105,293,592  $76,430,520  $ 9,555,425  $6,253,791
                                   ===========   ==========  ============  ===========  ===========  ==========

  Beginning units.................     767,043      300,949     7,044,852    1,392,262      542,367     148,592
                                   -----------   ----------  ------------  -----------  -----------  ----------
  Units issued....................   1,307,129      612,727    11,330,820    6,763,098    1,038,140     482,571
  Units redeemed..................  (1,013,320)    (146,633)   (8,171,319)  (1,110,508)    (800,214)    (88,796)
                                   -----------   ----------  ------------  -----------  -----------  ----------
  Ending units....................   1,060,852      767,043    10,204,353    7,044,852      780,293     542,367
                                   ===========   ==========  ============  ===========  ===========  ==========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                      SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC      AST BLACKROCK VALUE     AST NEUBERGER BERMAN          AST HIGH YIELD
 OPPORTUNITIES PORTFOLIO            PORTFOLIO        SMALL-CAP GROWTH PORTFOLIO        PORTFOLIO
-------------------------    ----------------------  -------------------------  -----------------------
 01/01/2011      01/01/2010  01/01/2011  01/01/2010   01/01/2011   01/01/2010    01/01/2011  01/01/2010
     TO              TO          TO          TO           TO           TO            TO          TO
 12/31/2011      12/31/2010  12/31/2011  12/31/2010  04/29/2011**  12/31/2010    12/31/2011  12/31/2010
------------    -----------  ----------  ----------  ------------  ----------   -----------  ----------
$   (623,603)   $  (531,515) $  (57,433) $  (13,979) $   (30,873)  $  (37,729)  $   520,629  $   89,930
           0              0           0           0            0            0             0           0
     417,664        412,964    (427,702)    (55,566)   1,450,641       42,075      (156,595)     63,971
  (2,330,731)     3,114,485    (196,127)    423,938     (720,624)     611,722      (336,919)    366,330
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  (2,536,670)     2,995,934    (681,262)    354,393      699,144      616,068        27,115     520,231
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  36,420,477     37,093,187   3,275,428     663,089    1,465,102    2,431,197     5,235,872   5,421,422
           0              0           0           0            0            0             0           0
  (1,759,666)      (665,302)    (82,293)    (70,126)    (137,007)     (45,628)     (387,782)   (173,832)
 (14,711,557)      (500,738)   (217,672)  1,907,191   (6,844,259)     482,965    (2,447,600)    203,876
    (509,960)      (216,106)    (30,120)     (7,585)     (13,406)     (15,557)      (61,966)    (22,369)
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  19,439,294     35,711,041   2,945,343   2,492,569   (5,529,570)   2,852,977     2,338,524   5,429,097
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  16,902,624     38,706,975   2,264,081   2,846,962   (4,830,426)   3,469,045     2,365,639   5,949,328

  68,276,581     29,569,606   3,785,927     938,965    4,830,426    1,361,381     9,044,080   3,094,752
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------
$ 85,179,205    $68,276,581  $6,050,008  $3,785,927  $         0   $4,830,426   $11,409,719  $9,044,080
============    ===========  ==========  ==========  ===========   ==========   ===========  ==========

   6,294,008      2,802,454     369,225     112,504      469,168      174,488       811,608     295,249
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------
   6,101,049      4,626,686     980,364     315,120      160,330      459,794       953,794     668,121
  (4,370,597)    (1,135,132)   (754,000)    (58,399)    (629,498)    (165,114)     (745,575)   (151,762)
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------
   8,024,460      6,294,008     595,589     369,225            0      469,168     1,019,827     811,608
============    ===========  ==========  ==========  ===========   ==========   ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------
                                        AST FEDERATED
                                      AGGRESSIVE GROWTH        AST MID-CAP VALUE       AST SMALL-CAP VALUE
                                          PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   -----------------------  -----------------------  ----------------------
                                    01/01/2011  01/01/2010   01/01/2011  01/01/2010  01/01/2011  01/01/2010
                                        TO          TO           TO          TO          TO          TO
                                    12/31/2011  12/31/2010   12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   -----------  ----------  -----------  ----------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (120,111) $  (36,199) $   (70,121) $  (32,176) $  (70,152) $  (36,929)
  Capital gains distributions
   received.......................           0           0            0           0           0           0
  Realized gain (loss) on shares
   redeemed.......................  (1,802,400)     (6,211)    (275,890)     35,081    (361,914)     (4,658)
  Net change in unrealized gain
   (loss) on investments..........  (1,242,562)    819,811     (586,466)    693,597    (565,184)    824,587
                                   -----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (3,165,073)    777,401     (932,477)    696,502    (997,250)    783,000
                                   -----------  ----------  -----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   3,475,193   2,035,852    2,723,023   2,463,379   1,942,517   1,621,878
  Annuity Payments................           0           0            0           0           0           0
  Surrenders, withdrawals and
   death benefits.................    (224,026)   (175,949)    (108,091)    (58,197)   (200,487)   (106,151)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   3,649,330   1,199,745   (1,146,512)  1,145,543    (487,086)  1,341,017
  Withdrawal and other
   charges........................     (63,894)    (10,614)     (42,808)    (12,500)    (35,081)    (10,602)
                                   -----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   6,836,603   3,049,034    1,425,612   3,538,225   1,219,863   2,846,142
                                   -----------  ----------  -----------  ----------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   3,671,530   3,826,435      493,135   4,234,727     222,613   3,629,142

NET ASSETS
  Beginning of period.............   4,990,028   1,163,593    5,459,958   1,225,231   5,238,695   1,609,553
                                   -----------  ----------  -----------  ----------  ----------  ----------
  End of period................... $ 8,661,558  $4,990,028  $ 5,953,093  $5,459,958  $5,461,308  $5,238,695
                                   ===========  ==========  ===========  ==========  ==========  ==========

  Beginning units.................     423,446     139,628      480,961     135,221     463,947     180,339
                                   -----------  ----------  -----------  ----------  ----------  ----------
  Units issued....................   1,783,808     380,196      786,129     428,264     742,343     381,229
  Units redeemed..................  (1,347,877)    (96,378)    (717,419)    (82,524)   (684,548)    (97,621)
                                   -----------  ----------  -----------  ----------  ----------  ----------
  Ending units....................     859,377     423,446      549,671     480,961     521,742     463,947
                                   ===========  ==========  ===========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
   AST GOLDMAN SACHS                                                              AST LORD ABBETT
  CONCENTRATED GROWTH          AST GOLDMAN SACHS       AST LARGE-CAP VALUE       CORE FIXED INCOME
       PORTFOLIO           MID-CAP GROWTH PORTFOLIO         PORTFOLIO                PORTFOLIO
-----------------------    ------------------------  -----------------------  -----------------------
 01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011  01/01/2010   01/01/2011  01/01/2010
     TO            TO           TO           TO           TO          TO           TO          TO
 12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011  12/31/2010   12/31/2011  12/31/2010
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
$  (149,862)   $  (82,018) $  (207,851) $   (97,611) $   (22,121) $  (33,228) $   (11,283) $  239,435
          0             0      741,248            0            0           0            0           0
   (116,211)       36,933     (824,237)     137,179     (450,623)   (220,120)     311,717      46,780
   (915,576)      750,424   (1,344,424)   1,210,777     (100,386)    907,934      534,735     310,818
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

 (1,181,649)      705,339   (1,635,264)   1,250,345     (573,130)    654,586      835,169     597,033
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

  5,288,197     4,628,674    6,626,317    6,180,170    3,021,721   1,721,975   10,038,354   3,091,863
          0             0            0            0            0           0            0           0
   (727,377)     (355,690)    (514,525)    (337,537)    (668,652)   (401,392)    (825,159)   (118,343)
 (3,382,134)      248,070   (4,211,860)     325,056   (1,100,770)    (71,360)   1,764,030    (174,515)
    (66,657)      (29,598)     (82,650)     (34,285)     (29,588)    (17,730)     (60,975)    (27,389)
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

  1,112,029     4,491,456    1,817,282    6,133,404    1,222,711   1,231,493   10,916,250   2,771,616
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

    (69,620)    5,196,795      182,018    7,383,749      649,581   1,886,079   11,751,419   3,368,649

  9,068,646     3,871,851   11,176,580    3,792,831    6,727,156   4,841,077    7,233,209   3,864,560
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
$ 8,999,026    $9,068,646  $11,358,598  $11,176,580  $ 7,376,737  $6,727,156  $18,984,628  $7,233,209
===========    ==========  ===========  ===========  ===========  ==========  ===========  ==========

    824,975       375,796      933,653      351,558      748,300     629,267      612,139     347,653
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
  1,136,403       664,062    1,397,818      851,263      598,324     262,206    1,562,949     394,512
 (1,088,961)     (214,883)  (1,323,716)    (269,168)    (505,799)   (143,173)    (599,091)   (130,026)
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
    872,417       824,975    1,007,755      933,653      840,825     748,300    1,575,997     612,139
===========    ==========  ===========  ===========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                   SUBACCOUNTS
                                   --------------------------------------------------------------------------
                                   AST MARSICO CAPITAL GROWTH      AST MFS GROWTH        AST NEUBERGER BERMAN
                                           PORTFOLIO                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO
                                   ------------------------   -----------------------  -----------------------
                                    01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011  01/01/2010
                                        TO            TO           TO          TO           TO          TO
                                    12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011  12/31/2010
                                   -----------   -----------  -----------  ----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (284,183)  $   (90,132) $   (60,226) $  (31,453) $  (177,994) $  (53,423)
  Capital gains distributions
   received.......................           0             0            0           0            0           0
  Realized gain (loss) on shares
   redeemed.......................    (313,211)       24,433       (2,894)      6,395      (47,566)     43,546
  Net change in unrealized gain
   (loss) on investments..........  (1,384,872)    1,991,501     (277,215)    372,130     (609,919)  1,039,263
                                   -----------   -----------  -----------  ----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (1,982,266)    1,925,802     (340,335)    347,072     (835,479)  1,029,386
                                   -----------   -----------  -----------  ----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  10,131,331     7,277,834    2,714,326   2,375,209    7,444,595   5,033,401
  Annuity Payments................           0             0            0           0            0           0
  Surrenders, withdrawals and
   death benefits.................    (306,361)     (182,732)     (86,834)    (56,412)    (249,444)    (90,600)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (5,973,079)    2,272,019   (1,554,871)    130,099   (4,334,035)    594,676
  Withdrawal and other
   charges........................    (133,581)      (48,231)     (33,371)    (12,635)     (67,889)    (16,234)
                                   -----------   -----------  -----------  ----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   3,718,310     9,318,890    1,039,250   2,436,261    2,793,227   5,521,243
                                   -----------   -----------  -----------  ----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   1,736,044    11,244,692      698,915   2,783,333    1,957,748   6,550,629

NET ASSETS
  Beginning of period.............  16,557,389     5,312,697    4,080,681   1,297,348    8,235,221   1,684,592
                                   -----------   -----------  -----------  ----------  -----------  ----------
  End of period................... $18,293,433   $16,557,389  $ 4,779,596  $4,080,681  $10,192,969  $8,235,221
                                   ===========   ===========  ===========  ==========  ===========  ==========

  Beginning units.................   1,533,930       614,394      382,342     138,438      693,749     180,950
                                   -----------   -----------  -----------  ----------  -----------  ----------
  Units issued....................   2,296,032     1,239,880      518,096     322,295    1,308,598     647,766
  Units redeemed..................  (2,111,681)     (320,344)    (444,903)    (78,391)  (1,140,052)   (134,967)
                                   -----------   -----------  -----------  ----------  -----------  ----------
  Ending units....................   1,718,281     1,533,930      455,535     382,342      862,295     693,749
                                   ===========   ===========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV  AST PIMCO LIMITED MATURITY AST T. ROWE PRICE EQUITY AST QMA US EQUITY ALPHA
MID-CAP VALUE PORTFOLIO          BOND PORTFOLIO            INCOME PORTFOLIO            PORTFOLIO
-------------------------   ------------------------   -----------------------  ----------------------
 01/01/2011    01/01/2010    01/01/2011    01/01/2010   01/01/2011  01/01/2010  01/01/2011  01/01/2010
     TO            TO            TO            TO           TO          TO          TO          TO
 12/31/2011    12/31/2010    12/31/2011    12/31/2010   12/31/2011  12/31/2010  12/31/2011  12/31/2010
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
$   (66,570)   $  (26,448)  $   (99,497)  $    24,757  $   (44,498) $  (20,399) $  (26,663) $  (15,107)
          0             0       241,403         8,404            0           0           0           0
   (531,932)      (22,151)      (37,787)      (56,780)    (527,438)    (65,972)    (89,648)    (16,311)
   (584,289)      949,823       (23,378)      123,022     (281,119)    648,472     (41,070)    265,859
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

 (1,182,791)      901,224        80,741        99,403     (853,055)    562,101    (157,381)    234,441
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

  6,071,614     4,014,233     5,251,205     8,255,297    4,032,977   3,818,597   1,840,607     935,908
          0             0             0             0            0           0           0           0
   (182,710)     (129,966)     (421,133)     (574,763)    (337,801)    (15,189)    (44,525)    (38,445)
 (3,165,526)      212,008    (1,772,728)     (554,616)  (2,541,219)    271,674    (840,694)    134,485
    (60,982)      (20,343)      (92,132)      (37,276)     (50,937)    (22,190)    (15,761)     (5,102)
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

  2,662,396     4,075,932     2,965,212     7,088,642    1,103,020   4,052,892     939,627   1,026,846
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

  1,479,605     4,977,156     3,045,953     7,188,045      249,965   4,614,993     782,246   1,261,287

  7,137,554     2,160,398    12,054,330     4,866,285    6,843,659   2,228,666   2,243,030     981,743
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
$ 8,617,159    $7,137,554   $15,100,283   $12,054,330  $ 7,093,624  $6,843,659  $3,025,276  $2,243,030
===========    ==========   ===========   ===========  ===========  ==========  ==========  ==========

    658,507       252,375     1,124,091       418,909      718,108     290,682     231,238     125,005
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
  1,207,025       593,122     1,062,393     1,069,438      931,581     606,354     348,921     150,205
 (1,048,711)     (186,990)     (767,668)     (364,256)    (899,329)   (178,928)   (286,216)    (43,972)
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
    816,821       658,507     1,418,816     1,124,091      750,360     718,108     293,943     231,238
===========    ==========   ===========   ===========  ===========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                   AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET    AST MFS GLOBAL EQUITY
                                      RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO            PORTFOLIO
                                   ------------------------  --------------------------  -----------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011  01/01/2010
                                        TO           TO           TO            TO            TO          TO
                                    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011  12/31/2010
                                   -----------  -----------  ------------  ------------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (256,436) $  (139,947) $ (1,322,347) $   (800,744) $   (96,593) $  (45,437)
  Capital gains distributions
   received.......................           0            0             0             0            0           0
  Realized gain (loss) on shares
   redeemed.......................  (1,798,291)    (473,728)   (1,970,220)      748,855     (202,245)    (15,299)
  Net change in unrealized gain
   (loss) on investments..........  (4,185,345)   3,614,613    (5,886,549)   11,913,688     (669,993)    654,148
                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (6,240,072)   3,000,938    (9,179,116)   11,861,799     (968,831)    593,412
                                   -----------  -----------  ------------  ------------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  11,103,654    9,614,861   155,649,906   114,348,631    4,493,172   4,474,430
  Annuity Payments................           0            0             0             0            0           0
  Surrenders, withdrawals and
   death benefits.................  (1,006,363)    (326,194)   (3,334,779)   (1,067,204)    (160,572)    (43,410)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (4,234,588)     871,701   (56,199,920)    4,070,672   (2,253,663)    108,739
  Withdrawal and other
   charges........................    (155,135)     (59,563)   (1,551,070)     (569,918)     (61,181)    (21,665)
                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   5,707,568   10,100,805    94,564,137   116,782,181    2,017,756   4,518,094
                                   -----------  -----------  ------------  ------------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    (532,504)  13,101,743    85,385,021   128,643,980    1,048,925   5,111,506

NET ASSETS
  Beginning of period.............  20,898,776    7,797,033   178,779,680    50,135,700    6,736,861   1,625,355
                                   -----------  -----------  ------------  ------------  -----------  ----------
  End of period................... $20,366,272  $20,898,776  $264,164,701  $178,779,680  $ 7,785,786  $6,736,861
                                   ===========  ===========  ============  ============  ===========  ==========

  Beginning units.................   1,711,435      704,043    16,475,879     4,961,664      600,071     157,475
                                   -----------  -----------  ------------  ------------  -----------  ----------
  Units issued....................   2,914,961    1,499,252    25,775,367    14,482,880    1,010,799     608,804
  Units redeemed..................  (2,602,862)    (491,860)  (17,860,005)   (2,968,665)    (872,422)   (166,208)
                                   -----------  -----------  ------------  ------------  -----------  ----------
  Ending units....................   2,023,534    1,711,435    24,391,241    16,475,879      738,448     600,071
                                   ===========  ===========  ============  ============  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL AST T. ROWE PRICE GLOBAL AST WELLINGTON MANAGEMENT  AST CAPITAL GROWTH ASSET
    EQUITY PORTFOLIO            BOND PORTFOLIO      HEDGED EQUITY PORTFOLIO      ALLOCATION PORTFOLIO
------------------------   -----------------------  -----------------------   --------------------------
 01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011   01/01/2010   01/01/2011    01/01/2010
     TO            TO           TO          TO           TO           TO           TO            TO
 12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011   12/31/2010   12/31/2011    12/31/2010
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
$   (33,371)  $   (46,683) $   122,197  $   33,674  $  (152,571)  $ (101,951) $ (3,000,937) $ (1,180,656)
          0             0       85,984      21,249            0            0             0             0
   (989,607)      (96,340)     132,783     (48,342)      26,689       28,127    (2,357,253)     (382,839)
 (1,560,593)      951,358      (58,783)    190,247     (630,011)   1,085,637   (14,290,332)   19,668,288
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

 (2,583,571)      808,335      282,181     196,828     (755,893)   1,011,813   (19,648,522)   18,104,793
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

  6,305,033     7,341,683    4,731,334   5,288,199    8,089,423      800,761    93,007,685    84,295,086
          0             0            0           0            0      (17,729)            0             0
   (201,509)     (104,951)    (457,696)   (381,228)    (627,606)    (341,339)   (4,423,529)   (2,360,291)
 (4,053,547)      549,180   (2,150,494)  1,155,383      (35,642)    (933,538)  (67,834,244)    5,249,836
   (102,857)      (45,787)     (71,963)    (23,996)     (34,483)     (31,654)   (1,306,210)     (642,798)
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

  1,947,120     7,740,125    2,051,181   6,038,358    7,391,692     (523,499)   19,443,702    86,541,833
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

   (636,451)    8,548,460    2,333,362   6,235,186    6,635,799      488,314      (204,820)  104,646,626

 12,690,123     4,141,663    9,082,763   2,847,577    9,778,984    9,290,670   217,009,159   112,362,533
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
$12,053,672   $12,690,123  $11,416,125  $9,082,763  $16,414,783   $9,778,984  $216,804,339  $217,009,159
===========   ===========  ===========  ==========  ===========   ==========  ============  ============

  1,247,253       446,442      830,176     245,299    1,007,356    1,080,179    20,678,461    12,118,110
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
  1,623,775     1,146,606    1,096,729     733,635    1,506,674      397,052    19,760,641    15,143,940
 (1,557,464)     (345,795)    (891,530)   (148,758)    (694,965)    (469,875)  (19,018,139)   (6,583,589)
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
  1,313,564     1,247,253    1,035,375     830,176    1,819,065    1,007,356    21,420,963    20,678,461
===========   ===========  ===========  ==========  ===========   ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   ----------------------------------------------------------------------------------
                                     AST ACADEMIC STRATEGIES       AST BALANCED ASSET        AST PRESERVATION ASSET
                                   ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                   --------------------------  --------------------------  --------------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO            TO            TO            TO            TO            TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $ (3,129,060) $ (1,683,613) $ (3,849,946) $ (2,145,385) $ (1,871,297) $   (612,720)
  Capital gains distributions
   received.......................            0             0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................   (1,423,314)      218,541     2,153,974     1,401,364     2,465,464     1,236,910
  Net change in unrealized gain
   (loss) on investments..........  (13,767,759)   18,926,028   (17,882,809)   26,966,548    (3,977,122)   11,258,218
                                   ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (18,320,133)   17,460,956   (19,578,781)   26,222,527    (3,382,955)   11,882,408
                                   ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   84,558,699    79,761,804   135,261,534   135,186,978   116,740,663   114,648,727
  Annuity Payments................            0             0             0             0             0       (42,336)
  Surrenders, withdrawals and
   death benefits.................   (4,974,573)   (4,248,551)  (11,305,561)   (8,520,003)   (7,602,615)   (4,886,825)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (42,666,476)    5,024,510   (79,705,786)    5,410,510   (42,561,992)   (3,833,018)
  Withdrawal and other
   charges........................   (1,340,353)     (597,809)   (2,095,358)   (1,118,999)   (1,391,361)     (623,179)
                                   ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   35,577,297    79,939,954    42,154,829   130,958,486    65,184,695   105,263,369
                                   ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   17,257,164    97,400,910    22,576,048   157,181,013    61,801,740   117,145,777

NET ASSETS
  Beginning of period.............  232,088,750   134,687,840   330,205,897   173,024,884   204,498,810    87,353,033
                                   ------------  ------------  ------------  ------------  ------------  ------------
  End of period................... $249,345,914  $232,088,750  $352,781,945  $330,205,897  $266,300,550  $204,498,810
                                   ============  ============  ============  ============  ============  ============

  Beginning units.................   22,015,759    14,229,160    30,549,180    17,628,479    18,568,295     8,320,766
                                   ------------  ------------  ------------  ------------  ------------  ------------
  Units issued....................   17,796,492    12,864,464    25,446,956    18,385,509    16,496,730    12,992,855
  Units redeemed..................  (15,196,978)   (5,077,865)  (22,342,964)   (5,464,808)  (10,449,672)   (2,745,326)
                                   ------------  ------------  ------------  ------------  ------------  ------------
  Ending units....................   24,615,273    22,015,759    33,653,172    30,549,180    24,615,353    18,568,295
                                   ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                          SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
 AST FIRST TRUST BALANCED     AST FIRST TRUST CAPITAL             AST ADVANCED         AST T. ROWE PRICE LARGE-CAP
     TARGET PORTFOLIO        APPRECIATION TARGET PORTFOLIO    STRATEGIES PORTFOLIO         GROWTH PORTFOLIO
-------------------------    ----------------------------  --------------------------  --------------------------
 01/01/2011      01/01/2010   01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO              TO           TO              TO            TO            TO            TO            TO
 12/31/2011      12/31/2010   12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
$     53,875    $  (206,475) $   (625,646)   $  (438,498)  $ (1,109,068) $   (552,795) $  (277,130)  $  (120,280)
           0              0             0              0              0             0            0             0
  (3,011,507)       301,494    (5,279,801)        49,919     (2,073,998)      380,200     (119,297)       61,379
  (6,154,694)     7,780,519   (11,932,967)    10,939,834     (6,404,600)    9,712,980   (1,259,418)    1,546,174
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  (9,112,326)     7,875,538   (17,838,414)    10,551,255     (9,587,666)    9,540,385   (1,655,845)    1,487,273
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  81,273,329     62,963,188    84,854,477     54,402,836    114,822,906    81,374,321    9,316,934     7,742,986
           0              0             0              0              0             0            0             0
  (1,935,981)      (852,668)   (1,236,721)      (477,646)    (2,259,599)     (869,337)    (385,324)     (219,282)
 (30,458,071)     1,490,387   (49,562,091)     4,473,531    (48,268,209)    2,429,126   (4,702,726)      120,651
    (812,420)      (271,823)     (814,608)      (293,771)    (1,068,296)     (336,538)    (107,883)      (41,062)
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  48,066,857     63,329,084    33,241,057     58,104,950     63,226,802    82,597,572    4,121,001     7,603,293
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  38,954,531     71,204,622    15,402,643     68,656,205     53,639,136    92,137,957    2,465,156     9,090,566

  99,358,213     28,153,591    97,679,763     29,023,558    129,171,901    37,033,944   13,734,148     4,643,582
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
$138,312,744    $99,358,213  $113,082,406    $97,679,763   $182,811,037  $129,171,901  $16,199,304   $13,734,148
============    ===========   ============   ===========   ============  ============  ===========   ===========

   9,356,812      3,170,882     9,120,677      3,464,597     11,836,902     3,810,098    1,232,550       478,406
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
  13,675,653      7,919,563    15,611,746      8,270,966     19,064,231     9,731,997    1,850,572     1,020,244
  (9,767,252)    (1,733,633)  (13,626,981)    (2,614,886)   (13,882,397)   (1,705,193)  (1,580,593)     (266,100)
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
  13,265,213      9,356,812    11,105,442      9,120,677     17,018,736    11,836,902    1,502,529     1,232,550
============    ===========   ============   ===========   ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                        AST MONEY MARKET        AST SMALL-CAP GROWTH     AST PIMCO TOTAL RETURN
                                           PORTFOLIO                 PORTFOLIO               BOND PORTFOLIO
                                   -------------------------  -----------------------  --------------------------
                                    01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO          TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  -----------  ----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (284,412) $  (129,016) $  (124,005) $  (50,102) $    350,620  $    (65,681)
  Capital gains distributions
   received.......................            0            0            0           0     5,614,561     1,275,814
  Realized gain (loss) on shares
   redeemed.......................            0            0       43,373      81,293      (984,745)      662,948
  Net change in unrealized gain
   (loss) on investments..........            0            0     (609,710)  1,223,231    (2,390,884)    1,779,690
                                   ------------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................     (284,412)    (129,016)    (690,342)  1,254,422     2,589,552     3,652,771
                                   ------------  -----------  -----------  ----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   23,134,838   20,348,068    4,035,279   2,187,876    68,227,812    78,475,227
  Annuity Payments................            0            0            0           0       (36,580)       (3,046)
  Surrenders, withdrawals and
   death benefits.................  (11,068,116)  (6,769,866)    (269,956)   (202,015)   (7,624,810)   (6,203,093)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (2,642,568)  (6,216,130)  (1,452,427)    174,048   (42,240,369)     (252,420)
  Withdrawal and other
   charges........................      (99,847)     (40,903)     (38,817)    (14,754)     (944,155)     (387,372)
                                   ------------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    9,324,307    7,321,169    2,274,079   2,145,155    17,381,898    71,629,296
                                   ------------  -----------  -----------  ----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    9,039,895    7,192,153    1,583,737   3,399,577    19,971,450    75,282,067

NET ASSETS
  Beginning of period.............   12,842,168    5,650,015    6,182,585   2,783,008   134,466,521    59,184,454
                                   ------------  -----------  -----------  ----------  ------------  ------------
  End of period................... $ 21,882,063  $12,842,168  $ 7,766,322  $6,182,585  $154,437,971  $134,466,521
                                   ============  ===========  ===========  ==========  ============  ============

  Beginning units.................    1,273,760      539,892      507,079     313,058    12,278,400     5,518,742
                                   ------------  -----------  -----------  ----------  ------------  ------------
  Units issued....................    5,570,243    3,536,967      770,237     333,526    12,896,311     9,535,884
  Units redeemed..................   (4,622,722)  (2,803,099)    (630,790)   (139,505)  (11,082,639)   (2,776,226)
                                   ------------  -----------  -----------  ----------  ------------  ------------
  Ending units....................    2,221,281    1,273,760      646,526     507,079    14,092,072    12,278,400
                                   ============  ===========  ===========  ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH NVIT DEVELOPING MARKETS   AST INVESTMENT GRADE BOND
       PORTFOLIO                  PORTFOLIO                   FUND                    PORTFOLIO
-----------------------    -----------------------  -----------------------  --------------------------
 01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011  01/01/2010   01/01/2011    01/01/2010
     TO            TO           TO          TO           TO          TO           TO            TO
 12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011  12/31/2010   12/31/2011    12/31/2010
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
$   (10,049)   $  (22,329) $   (81,061) $  (43,480) $   (13,199) $  (36,623) $ (3,849,425) $  1,638,754
          0             0            0           0            0           0     2,420,829     5,399,891
   (507,100)      (45,153)    (773,683)    (36,296)    (855,034)   (144,914)    1,521,101    (2,514,047)
   (628,081)      369,708     (972,097)    717,816      622,061     505,689    14,626,636    (1,341,073)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

 (1,145,230)      302,226   (1,826,841)    638,040     (246,172)    324,152    14,719,141     3,183,525
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

  3,175,404     2,557,442    4,376,264   3,114,318       22,594      10,141             0             0
          0             0            0           0            0           0             0             0
    (67,398)      (61,342)     (92,634)    (25,350)     (79,141)   (113,005)   (3,531,108)     (431,641)
 (1,727,225)       23,227   (1,576,773)  1,310,725   (1,611,156)    (38,094)  673,290,519    (9,679,595)
    (31,704)      (11,500)     (46,956)    (14,359)      (1,890)    (11,846)   (2,276,880)     (220,444)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

  1,349,077     2,507,827    2,659,901   4,385,334   (1,669,593)   (152,804)  667,482,531   (10,331,680)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

    203,847     2,810,053      833,060   5,023,374   (1,915,765)    171,348   682,201,672    (7,148,155)

  4,276,330     1,466,277    6,330,965   1,307,591    2,586,095   2,414,747     6,002,542    13,150,697
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
$ 4,480,177    $4,276,330  $ 7,164,025  $6,330,965  $   670,330  $2,586,095  $688,204,214  $  6,002,542
===========    ==========  ===========  ==========  ===========  ==========  ============  ============

    408,114       164,007      592,727     160,403      150,777     161,060       468,830     1,116,615
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
    677,919       349,184    1,177,939     562,932       10,159       8,024   152,585,942    15,050,881
   (591,920)     (105,077)    (986,406)   (130,608)    (109,590)    (18,307)  (96,314,575)  (15,698,666)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
    494,113       408,114      784,260     592,727       51,346     150,777    56,740,197       468,830
===========    ==========  ===========  ==========  ===========  ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   --------------------------------------------------------------------------
                                   AST WESTERN ASSET CORE PLUS
                                        BOND PORTFOLIO         AST BOND PORTFOLIO 2018 AST BOND PORTFOLIO 2019
                                   --------------------------  ----------------------  ----------------------
                                    01/01/2011    01/01/2010    01/01/2011  01/01/2010 01/01/2011  01/01/2010
                                        TO            TO            TO          TO         TO          TO
                                    12/31/2011    12/31/2010    12/31/2011  12/31/2010 12/31/2011  12/31/2010
                                   -----------   -----------   -----------  ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   334,164   $   (46,800)  $  (177,515) $  (2,877)  $   (112)  $  (2,579)
  Capital gains distributions
   received.......................     462,908        58,022       307,854      9,067      2,092      13,902
  Realized gain (loss) on shares
   redeemed.......................     364,517       126,907        50,058     17,235       (610)     25,059
  Net change in unrealized gain
   (loss) on investments..........     187,065       293,483       612,200     11,122       (579)      3,590
                                   -----------   -----------   -----------  ---------   --------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   1,348,654       431,612       792,597     34,547        791      39,972
                                   -----------   -----------   -----------  ---------   --------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  12,310,969    13,819,331            27          2          4           0
  Annuity Payments................           0             0             0          0          0           0
  Surrenders, withdrawals and
   death benefits.................    (495,273)     (115,021)     (294,102)         0    (34,272)    (33,766)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (7,292,557)    3,453,235    20,339,006   (154,759)         0    (128,258)
  Withdrawal and other
   charges........................    (204,784)      (79,875)         (127)       (18)         0        (100)
                                   -----------   -----------   -----------  ---------   --------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   4,318,355    17,077,670    20,044,804   (154,775)   (34,268)   (162,124)
                                   -----------   -----------   -----------  ---------   --------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   5,667,009    17,509,282    20,837,401   (120,228)   (33,477)   (122,152)

NET ASSETS
  Beginning of period.............  23,212,964     5,703,682       211,345    331,573     33,478     155,630
                                   -----------   -----------   -----------  ---------   --------   ---------
  End of period................... $28,879,973   $23,212,964   $21,048,746  $ 211,345   $      1   $  33,478
                                   ===========   ===========   ===========  =========   ========   =========

  Beginning units.................   2,191,615       555,275        17,593     29,978      2,796      14,188
                                   -----------   -----------   -----------  ---------   --------   ---------
  Units issued....................   3,084,733     2,058,720     2,632,927     31,841          0      43,279
  Units redeemed..................  (2,648,599)     (422,380)     (863,244)   (44,226)    (2,796)    (54,671)
                                   -----------   -----------   -----------  ---------   --------   ---------
  Ending units....................   2,627,749     2,191,615     1,787,276     17,593          0       2,796
                                   ===========   ===========   ===========  =========   ========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                        SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
 AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING  FRANKLIN TEMPLETON VIP FOUNDING    AST GOLDMAN SACHS
       PORTFOLIO           MARKETS EQUITY PORTFOLIO     FUNDS ALLOCATION FUND        SMALL-CAP VALUE PORTFOLIO
-----------------------    ------------------------  ------------------------------  -----------------------
 01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011      01/01/2010      01/01/2011   01/01/2010
     TO            TO           TO           TO           TO              TO              TO           TO
 12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011      12/31/2010      12/31/2011   12/31/2010
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
$    24,590    $   (6,229) $  (142,835) $   (98,534) $ (2,144,536)   $  1,154,989    $  (140,819)  $  (50,495)
          0             0            0            0             0           7,657              0            0
   (179,409)       33,140   (1,900,072)     184,283    (4,030,882)        369,952       (340,918)     126,418
   (375,870)      264,616   (3,298,453)   1,557,435    (5,447,041)      5,016,256       (608,211)   1,102,368
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

   (530,689)      291,527   (5,341,360)   1,643,184   (11,622,459)      6,548,854     (1,089,948)   1,178,291
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

  2,284,934     2,054,823   11,227,397   11,615,268    78,999,146      74,873,151      7,710,555    6,250,119
          0             0            0            0             0               0              0            0
    (60,381)       (7,616)    (194,829)     (22,377)   (1,461,462)       (282,548)      (419,088)    (297,463)
 (1,360,284)      185,424   (8,133,173)   1,104,990   (51,674,178)      1,938,305     (4,276,518)     281,339
    (28,356)       (9,026)    (145,512)     (46,859)     (891,924)       (339,182)       (81,803)     (23,898)
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

    835,913     2,223,605    2,753,883   12,651,022    24,971,582      76,189,726      2,933,146    6,210,097
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

    305,224     2,515,132   (2,587,477)  14,294,206    13,349,123      82,738,580      1,843,198    7,388,388

  3,166,324       651,192   17,086,130    2,791,924   106,343,549      23,604,969      9,196,544    1,808,156
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
$ 3,471,548    $3,166,324  $14,498,653  $17,086,130  $119,692,672    $106,343,549    $11,039,742   $9,196,544
===========    ==========  ===========  ===========   ============    ============   ===========   ==========

    289,148        79,139    1,468,373      302,876    10,403,163       2,728,568        790,640      188,198
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
    487,444       279,512    2,635,611    1,554,103    15,190,291       9,800,476      1,506,789      806,213
   (442,757)      (69,503)  (2,511,497)    (388,606)  (13,647,761)     (2,125,881)    (1,338,035)    (203,771)
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
    333,835       289,148    1,592,487    1,468,373    11,945,693      10,403,163        959,394      790,640
===========    ==========  ===========  ===========   ============    ============   ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                      AST CLS GROWTH ASSET      AST CLS MODERATE ASSET    AST HORIZON GROWTH ASSET
                                      ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
                                   -------------------------  -------------------------  -------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,158,523) $  (385,662) $ (1,321,347) $  (463,742) $   (664,728) $  (247,098)
  Capital gains distributions
   received.......................      832,012            0     1,704,048            0     2,205,561            0
  Realized gain (loss) on shares
   redeemed.......................   (3,191,974)     360,147    (2,260,018)     217,271    (2,206,377)      64,959
  Net change in unrealized gain
   (loss) on investments..........   (5,453,108)   4,930,148    (5,736,625)   5,686,578    (3,293,153)   2,979,252
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,971,593)   4,904,633    (7,613,942)   5,440,107    (3,958,697)   2,797,113
                                   ------------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   63,448,734   44,975,293    70,249,625   59,534,397    36,999,463   24,070,235
  Annuity Payments................            0            0             0            0             0            0
  Surrenders, withdrawals and
   death benefits.................     (710,074)    (148,453)   (1,596,833)    (308,606)     (535,161)     (38,134)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (34,037,183)   1,243,181   (28,090,529)   1,844,656   (15,405,961)   1,321,896
  Withdrawal and other
   charges........................     (593,984)    (186,562)     (733,121)    (260,134)     (361,713)    (125,483)
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   28,107,493   45,883,459    39,829,142   60,810,313    20,696,628   25,228,514
                                   ------------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   19,135,900   50,788,092    32,215,200   66,250,420    16,737,931   28,025,627

NET ASSETS
  Beginning of period.............   62,347,963   11,559,871    81,960,061   15,709,641    35,435,861    7,410,234
                                   ------------  -----------  ------------  -----------  ------------  -----------
  End of period................... $ 81,483,863  $62,347,963  $114,175,261  $81,960,061  $ 52,173,792  $35,435,861
                                   ============  ===========  ============  ===========  ============  ===========

  Beginning units.................    5,917,097    1,375,311     7,792,325    1,752,810     3,330,108      810,091
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   11,456,791    5,923,091    11,864,728    6,767,546     6,509,643    3,204,677
  Units redeemed..................   (9,462,771)  (1,381,305)   (8,535,713)    (728,031)   (4,875,583)    (684,660)
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Ending units....................    7,911,117    5,917,097    11,121,340    7,792,325     4,964,168    3,330,108
                                   ============  ===========  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET        PROFUND VP        PROFUND VP CONSUMER
   ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO      CONSUMER SERVICES      GOODS PORTFOLIO
-------------------------    -------------------------  --------------------  --------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010  01/01/2011 01/01/2010 01/01/2011 01/01/2010
     TO              TO           TO            TO          TO         TO         TO         TO
 12/31/2011      12/31/2010   12/31/2011    12/31/2010  12/31/2011 12/31/2010 12/31/2011 12/31/2010
------------    -----------  ------------  -----------  ---------- ---------- ---------- ----------
$   (933,786)   $  (446,777) $   (769,247) $  (198,091)  $ (4,782)  $ (4,044)  $   (650)  $ (2,601)
   3,870,248              0     1,983,750            0          0          0          0          0
  (1,431,415)       245,040    (3,104,763)     128,640     28,940     13,726     24,821      6,592
  (5,382,931)     4,713,234    (3,444,372)   2,853,051    (23,814)    41,963    (17,033)    35,992
------------    -----------  ------------  -----------   --------   --------   --------   --------

  (3,877,884)     4,511,497    (5,334,632)   2,783,600        344     51,645      7,138     39,983
------------    -----------  ------------  -----------   --------   --------   --------   --------

  41,333,962     41,965,964    43,253,820   27,775,445     49,505     37,035     45,585     40,715
           0              0             0            0          0          0          0          0
    (916,157)      (234,373)     (493,695)     (74,948)      (876)      (606)      (933)      (623)
 (16,290,239)     1,549,699   (19,482,671)     526,653    (49,456)    (2,306)   (53,434)    (6,477)
    (586,636)      (259,950)     (355,134)     (86,600)    (2,686)    (2,195)    (2,629)    (2,217)
------------    -----------  ------------  -----------   --------   --------   --------   --------

  23,540,930     43,021,340    22,922,320   28,140,550     (3,513)    31,928    (11,411)    31,398
------------    -----------  ------------  -----------   --------   --------   --------   --------

  19,663,046     47,532,837    17,587,688   30,924,150     (3,169)    83,573     (4,273)    71,381

  66,677,733     19,144,896    35,508,892    4,584,742    321,529    237,956    313,737    242,356
------------    -----------  ------------  -----------   --------   --------   --------   --------
$ 86,340,779    $66,677,733  $ 53,096,580  $35,508,892   $318,360   $321,529   $309,464   $313,737
============    ===========  ============  ===========   ========   ========   ========   ========

   6,330,222      2,050,165     3,298,104      503,844     29,590     26,190     29,498     26,348
------------    -----------  ------------  -----------   --------   --------   --------   --------
   7,441,727      4,917,530     7,313,785    3,287,113     19,609     13,710     17,058     10,943
  (5,446,837)      (637,473)   (5,494,818)    (492,853)   (21,012)   (10,310)   (18,942)    (7,793)
------------    -----------  ------------  -----------   --------   --------   --------   --------
   8,325,112      6,330,222     5,117,071    3,298,104     28,187     29,590     27,614     29,498
============    ===========  ============  ===========   ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                        PROFUND VP            PROFUND VP            PROFUND VP
                                        FINANCIALS            HEALTH CARE           INDUSTRIALS
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (7,239)  $ (5,082)  $ (4,595)  $ (4,023)  $ (4,048)  $ (3,968)
  Capital gains distributions
   received.......................         0          0          0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................   (18,867)     7,829     25,471      6,403     22,262     15,855
  Net change in unrealized gain
   (loss) on investments..........   (78,387)    36,511     (2,293)     1,685    (48,784)    49,261
                                   ---------   --------   --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (104,493)    39,258     18,583      4,065    (30,570)    61,148
                                   ---------   --------   --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    65,530     51,655     50,988     36,610     40,222     26,226
  Annuity Payments................         0          0          0          0          0          0
  Surrenders, withdrawals and
   death benefits.................      (889)      (592)      (849)      (572)      (281)      (581)
  Net transfers between other
   subaccounts or fixed rate
   option.........................     1,062     43,884    (71,762)    22,346    (80,591)   (24,629)
  Withdrawal and other
   charges........................    (3,528)    (2,940)    (3,128)    (2,598)    (2,868)    (2,646)
                                   ---------   --------   --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    62,175     92,007    (24,751)    55,786    (43,518)    (1,630)
                                   ---------   --------   --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (42,318)   131,265     (6,168)    59,851    (74,088)    59,518

NET ASSETS
  Beginning of period.............   503,074    371,809    373,244    313,393    363,522    304,004
                                   ---------   --------   --------   --------   --------   --------
  End of period................... $ 460,756   $503,074   $367,076   $373,244   $289,434   $363,522
                                   =========   ========   ========   ========   ========   ========

  Beginning units.................    76,969     62,171     37,474     31,881     39,954     40,736
                                   ---------   --------   --------   --------   --------   --------
  Units issued....................    63,797     32,490     24,879     16,550     28,222     19,539
  Units redeemed..................   (57,714)   (17,692)   (28,367)   (10,957)   (35,302)   (20,321)
                                   ---------   --------   --------   --------   --------   --------
  Ending units....................    83,052     76,969     33,986     37,474     32,874     39,954
                                   =========   ========   ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
   MID-CAP GROWTH          MID-CAP VALUE          REAL ESTATE        SMALL-CAP GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2011  01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2011  12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (1,427)   $(1,063)   $  (984)   $   (735)  $ (1,951)  $  2,964   $  (383)   $   (313)
        0          0          0           0          0          0        43           0
    5,612      3,729      1,664       8,128     20,887     19,956     3,513       4,437
  (15,105)    14,623     (9,053)      3,680    (21,958)     1,830    (4,807)      1,027
 --------    -------    -------    --------   --------   --------   -------    --------

  (10,920)    17,289     (8,373)     11,073     (3,022)    24,750    (1,634)      5,151
 --------    -------    -------    --------   --------   --------   -------    --------

   16,804      9,111     18,364       7,336     13,703      9,624     1,958         286
        0          0          0           0          0          0         0           0
      (92)       (82)    (2,192)       (408)      (171)      (410)   (2,091)       (329)
   (6,856)     1,468      3,080     (32,112)   (32,886)   (21,858)      (21)    (11,366)
     (788)      (533)      (633)       (517)    (1,059)    (1,007)     (209)       (160)
 --------    -------    -------    --------   --------   --------   -------    --------

    9,068      9,964     18,619     (25,701)   (20,413)   (13,651)     (363)    (11,569)
 --------    -------    -------    --------   --------   --------   -------    --------

   (1,852)    27,253     10,246     (14,628)   (23,435)    11,099    (1,997)     (6,418)

   88,882     61,629     70,682      85,310    133,044    121,945    28,093      34,511
 --------    -------    -------    --------   --------   --------   -------    --------
 $ 87,030    $88,882    $80,928    $ 70,682   $109,609   $133,044   $26,096    $ 28,093
 ========    =======    =======    ========   ========   ========   =======    ========

    8,315      7,296      7,138      10,224     15,569     17,522     2,676       4,073
 --------    -------    -------    --------   --------   --------   -------    --------
    8,878      4,443      8,089       2,870     11,942      6,783     3,176       1,015
   (8,683)    (3,424)    (6,593)     (5,956)   (15,082)    (8,736)   (3,361)     (2,412)
 --------    -------    -------    --------   --------   --------   -------    --------
    8,510      8,315      8,634       7,138     12,429     15,569     2,491       2,676
 ========    =======    =======    ========   ========   ========   =======    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                        PROFUND VP            PROFUND VP
                                      SMALL-CAP VALUE     TELECOMMUNICATIONS   PROFUND VP UTILITIES
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss).........................  $  (342)   $  (294)   $  3,833   $  2,949   $  2,653   $  2,096
  Capital gains distributions
   received.......................        0          0           0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................    2,484      1,211       1,355       (749)    14,234       (971)
  Net change in unrealized gain
   (loss) on investments..........   (4,269)     3,365     (17,520)    25,422     14,867      6,685
                                    -------    -------    --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (2,127)     4,282     (12,332)    27,622     31,754      7,810
                                    -------    -------    --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    2,175      1,939      39,282     24,193     49,250     48,462
  Annuity Payments................        0          0           0          0          0          0
  Surrenders, withdrawals and
   death benefits.................        0       (326)     (1,380)      (577)    (1,708)    (1,566)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (5,194)    (1,423)    (13,680)   (25,361)   (62,123)     9,949
  Withdrawal and other
   charges........................     (196)      (175)     (2,212)    (1,767)    (2,276)    (1,766)
                                    -------    -------    --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (3,215)        15      22,010     (3,512)   (16,857)    55,079
                                    -------    -------    --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (5,342)     4,297       9,678     24,110     14,897     62,889

NET ASSETS
  Beginning of period.............   24,601     20,304     245,062    220,952    243,845    180,956
                                    -------    -------    --------   --------   --------   --------
  End of period...................  $19,259    $24,601    $254,740   $245,062   $258,742   $243,845
                                    =======    =======    ========   ========   ========   ========

  Beginning units.................    2,399      2,382      27,946     28,718     29,660     22,973
                                    -------    -------    --------   --------   --------   --------
  Units issued....................    1,982        704      26,328     11,994     23,495     15,676
  Units redeemed..................   (2,393)      (687)    (25,330)   (12,766)   (25,964)    (8,989)
                                    -------    -------    --------   --------   --------   --------
  Ending units....................    1,988      2,399      28,944     27,946     27,191     29,660
                                    =======    =======    ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------
     PROFUND VP            PROFUND VP                                 AST JENNISON LARGE-CAP
  LARGE-CAP GROWTH       LARGE-CAP VALUE    AST BOND PORTFOLIO 2020      VALUE PORTFOLIO
--------------------  --------------------  -----------------------  -----------------------
01/01/2011 01/01/2010 01/01/2011 01/01/2010  01/01/2011  01/01/2010   01/01/2011  01/01/2010
    TO         TO         TO         TO          TO          TO           TO          TO
12/31/2011 12/31/2010 12/31/2011 12/31/2010  12/31/2011  12/31/2010   12/31/2011  12/31/2010
---------- ---------- ---------- ---------- -----------  ----------  -----------  ----------
 $  (824)   $   (816)  $ (1,028)  $   (634) $   (15,192) $  (43,264) $   (50,441) $  (14,024)
       0           0          0          0      317,874           0       14,020       1,403
   5,278       6,516        856       (355)     (10,202)    176,767     (334,662)     (8,320)
  (6,626)     (1,196)    (8,180)    14,033       32,756      (3,529)    (267,112)    232,465
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

  (2,172)      4,504     (8,352)    13,044      325,236     129,974     (638,195)    211,524
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

     572           0     23,502     13,096            4         454    2,749,806   2,119,285
       0           0          0          0            0           0            0           0
  (2,016)          0        (93)       (82)     (29,615)    (45,408)     (10,522)     (3,477)
  (4,708)    (24,098)   (13,093)     2,711   (2,748,369)  3,115,330   (1,421,000)    252,938
    (281)       (204)      (831)      (631)        (442)     (1,277)     (28,224)     (4,908)
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

  (6,433)    (24,302)     9,485     15,094   (2,778,422)  3,069,099    1,290,060   2,363,838
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

  (8,605)    (19,798)     1,133     28,138   (2,453,186)  3,199,073      651,865   2,575,362
  45,548      65,346    139,447    111,309    3,199,073           0    2,684,385     109,023
 -------    --------   --------   --------  -----------  ----------  -----------  ----------
 $36,943    $ 45,548   $140,580   $139,447  $   745,887  $3,199,073  $ 3,336,250  $2,684,385
 =======    ========   ========   ========  ===========  ==========  ===========  ==========

   4,793       7,640     16,965     15,062      331,074           0      251,015      10,581
 -------    --------   --------   --------  -----------  ----------  -----------  ----------
   4,644       1,818      9,971      5,279      242,070     984,691      561,052     278,190
  (5,606)     (4,665)    (9,352)    (3,376)    (507,262)   (653,617)    (473,375)    (37,756)
 -------    --------   --------   --------  -----------  ----------  -----------  ----------
   3,831       4,793     17,584     16,965       65,882     331,074      338,692     251,015
 =======    ========   ========   ========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                                              CREDIT SUISSE TRUST
                                    AST JENNISON LARGE-CAP  INTERNATIONAL EQUITY FLEX III
                                       GROWTH PORTFOLIO            PORTFOLIO              AST BOND PORTFOLIO 2017
                                   -----------------------  ----------------------------  -----------------------
                                    01/01/2011  01/01/2010   01/01/2011     01/01/2010     01/01/2011  01/04/2010*
                                        TO          TO           TO             TO             TO          TO
                                    12/31/2011  12/31/2010  10/21/2011**    12/31/2010     12/31/2011  12/31/2010
                                   -----------  ----------  ------------    ----------    -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (67,085) $  (13,064)  $  16,190      $ (11,589)    $  (162,337)  $  (6,323)
  Capital gains distributions
   received.......................           0           0           0              0          23,155           0
  Realized gain (loss) on shares
   redeemed.......................    (137,141)     34,603     (57,016)        16,167          83,003      39,575
  Net change in unrealized gain
   (loss) on investments..........    (158,484)    180,226     (99,917)        89,955         403,543        (335)
                                   -----------  ----------   ---------      ---------     -----------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (362,710)    201,765    (140,743)        94,533         347,364      32,917
                                   -----------  ----------   ---------      ---------     -----------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   4,398,143   1,909,988       1,122              0              85           1
  Annuity Payments................           0           0           0         (2,034)              0           0
  Surrenders, withdrawals and
   death benefits.................     (10,000)       (485)    (85,777)      (135,105)       (253,355)    (23,336)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,439,620)    (52,320)   (718,778)        14,730      20,837,042     195,571
  Withdrawal and other
   charges........................     (24,802)     (4,859)       (435)          (574)         (3,919)          0
                                   -----------  ----------   ---------      ---------     -----------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   2,923,721   1,852,324    (803,868)      (122,983)     20,579,853     172,236
                                   -----------  ----------   ---------      ---------     -----------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   2,561,011   2,054,089    (944,611)       (28,450)     20,927,217     205,153

NET ASSETS
  Beginning of period.............   2,096,439      42,350     944,611        973,061         205,153           0
                                   -----------  ----------   ---------      ---------     -----------   ---------
  End of period................... $ 4,657,450  $2,096,439   $       0      $ 944,611     $21,132,370   $ 205,153
                                   ===========  ==========   =========      =========     ===========   =========

  Beginning units.................     193,445       4,113      84,539         96,387          19,412           0
                                   -----------  ----------   ---------      ---------     -----------   ---------
  Units issued....................     724,888     262,706       2,376          9,258       2,884,171     138,503
  Units redeemed..................    (483,262)    (73,374)    (86,915)       (21,106)     (1,067,679)   (119,091)
                                   -----------  ----------   ---------      ---------     -----------   ---------
  Ending units....................     435,071     193,445           0         84,539       1,835,904      19,412
                                   ===========  ==========   =========      =========     ===========   =========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                           WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                           CORE EQUITY PORTFOLIO    INTERNATIONAL EQUITY     OMEGA GROWTH PORTFOLIO
AST BOND PORTFOLIO 2021        SHARE CLASS 1        PORTFOLIO SHARE CLASS 1      SHARE CLASS 1
-----------------------    -----------------------  -----------------------  -----------------------
 01/01/2011    01/04/2010* 01/01/2011   7/16/2010*  01/01/2011   7/16/2010*  01/01/2011   7/16/2010*
     TO            TO          TO           TO          TO           TO          TO           TO
 12/31/2011    12/31/2010  8/26/2011**  12/31/2010  12/31/2011   12/31/2010  12/31/2011   12/31/2010
-----------    ----------- -----------  ----------  ----------   ----------  ----------   ----------
$  (350,851)   $  (26,471)  $     (84)   $ (2,252)   $ (2,527)    $ (1,834)   $ (6,228)    $ (2,753)
          0             0      74,422           0      10,094            0       3,129            0
  1,239,362        13,734     (49,779)        598       1,817        1,611       5,466        5,251
  2,052,415       (54,472)    (59,595)     59,595     (43,492)      43,390     (27,460)      78,491
-----------    ----------   ---------    --------    --------     --------    --------     --------

  2,940,926       (67,209)    (35,036)     57,941     (34,108)      43,167     (25,093)      80,989
-----------    ----------   ---------    --------    --------     --------    --------     --------

          0             0           0          62           0            0           1            0
          0             0           0           0           0            0           0            0
   (367,153)      (17,460)    (10,746)     (3,410)     (5,488)      (1,862)     (4,972)     (16,001)
 26,606,619     4,443,832    (267,652)    258,896       3,005      200,893     (12,340)     303,350
     (7,377)           (8)        (28)        (27)        (23)         (18)        (12)          (4)
-----------    ----------   ---------    --------    --------     --------    --------     --------

 26,232,089     4,426,364    (278,426)    255,521      (2,506)     199,013     (17,323)     287,345
-----------    ----------   ---------    --------    --------     --------    --------     --------

 29,173,015     4,359,155    (313,462)    313,462     (36,614)     242,180     (42,416)     368,334

  4,359,155             0     313,462           0     242,180            0     368,334            0
-----------    ----------   ---------    --------    --------     --------    --------     --------
$33,532,170    $4,359,155   $       0    $313,462    $205,566     $242,180    $325,918     $368,334
===========    ==========   =========    ========    ========     ========    ========     ========

    395,858             0      21,995           0      16,854            0     188,089            0
-----------    ----------   ---------    --------    --------     --------    --------     --------
  4,630,709       670,492           0      22,261       1,211       17,885       3,130      201,014
 (2,384,999)     (274,634)    (21,995)       (266)     (1,374)      (1,031)    (12,305)     (12,925)
-----------    ----------   ---------    --------    --------     --------    --------     --------
  2,641,568       395,858           0      21,995      16,691       16,854     178,914      188,089
===========    ==========   =========    ========    ========     ========    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                                SUBACCOUNTS
                                                          -----------------------------------------------------------
                                                          WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE     AST BOND
                                                           VT SMALL CAP GROWTH       VT SMALL CAP VALUE      PORTFOLIO
                                                          PORTFOLIO SHARE CLASS 1   PORTFOLIO SHARE CLASS 1     2022
                                                          -----------------------   ----------------------  -----------
                                                          01/01/2011   7/16/2010*   01/01/2011  7/16/2010*   1/3/2011*
                                                              TO           TO           TO          TO           TO
                                                          12/31/2011   12/31/2010   12/31/2011  12/31/2010   12/31/2011
                                                          ----------   ----------   ----------  ----------  -----------
OPERATIONS
  Net investment income (loss)...........................        $0           $0     $   (512)   $  (523)   $   (94,888)
  Capital gains distributions received...................         0            0            0          0              0
  Realized gain (loss) on shares redeemed................         1            0          888        803        133,351
  Net change in unrealized gain (loss) on investments....        (1)           1       (6,272)    13,246        597,720
                                                          ---------    ---------     --------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.............................         0            1       (5,896)    13,526        636,183
                                                          ---------    ---------     --------    -------    -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments............................         0            4            0          9              0
  Annuity Payments.......................................         0            0            0          0              0
  Surrenders, withdrawals and death benefits.............        (5)           0       (4,411)    (1,544)       (95,379)
  Net transfers between other subaccounts or fixed rate
   option................................................         0            0            0     59,492     15,063,006
  Withdrawal and other charges...........................         0            0         (199)      (185)           (23)
                                                          ---------    ---------     --------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT OWNER
   TRANSACTIONS..........................................        (5)           4       (4,610)    57,772     14,967,604
                                                          ---------    ---------     --------    -------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS..................        (5)           5      (10,506)    71,298     15,603,787

NET ASSETS
  Beginning of period....................................         5            0       71,298          0              0
                                                          ---------    ---------     --------    -------    -----------
  End of period..........................................        $0           $5     $ 60,792    $71,298    $15,603,787
                                                          =========    =========     ========    =======    ===========

  Beginning units........................................         0            0        6,040          0              0
                                                          ---------    ---------     --------    -------    -----------
  Units issued...........................................         0            0            0      6,789      2,159,107
  Units redeemed.........................................         0            0         (406)      (749)      (857,351)
                                                          ---------    ---------     --------    -------    -----------
  Ending units...........................................         0            0        5,634      6,040      1,301,756
                                                          =========    =========     ========    =======    ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                            SUBACCOUNTS (CONTINUED)
        --------------------------------------------------------------
                           WELLS FARGO
          AST BLACKROCK     ADVANTAGE          AST       AST NEUBERGER
        GLOBAL STRATEGIES VT OPPORTUNITY PRUDENTIAL CORE  BERMAN CORE
            PORTFOLIO     FUND - CLASS 1 BOND PORTFOLIO  BOND PORTFOLIO
        ----------------- -------------- --------------- --------------
           4/29/2011*       8/26/2011*     10/31/2011*    10/31/2011*
               TO               TO             TO              TO
           12/31/2011       12/31/2011     12/31/2011      12/31/2011
        ----------------- -------------- --------------- --------------
           $  (412,731)      $ (1,571)      $   (370)       $   (518)
                     0              0              0               0
              (384,884)            80             18               2
            (2,193,000)        13,571          2,915           3,106
           -----------       --------       --------        --------

            (2,990,615)        12,080          2,563           2,590
           -----------       --------       --------        --------

            17,654,025              0        270,483         333,800
              (144,021)             0              0               0
            (2,217,275)        (2,734)             0               0
            32,082,198        258,727         87,261         108,042
               (70,539)             0             (3)           (143)
           -----------       --------       --------        --------

            47,304,388        255,993        357,741         441,699
           -----------       --------       --------        --------

            44,313,773        268,073        360,304         444,289

                     0              0              0               0
           -----------       --------       --------        --------
           $44,313,773       $268,073       $360,304        $444,289
           ===========       ========       ========        ========

                     0              0              0               0
           -----------       --------       --------        --------
             5,650,666         26,209         37,586          46,069
              (815,964)        (1,163)        (1,811)         (1,951)
           -----------       --------       --------        --------
             4,834,702         25,046         35,775          44,118
           ===========       ========       ========        ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Select and Discovery Choice Variable Annuity Contracts, and Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement, X, B, L C Series, Prudential Premier Advisor Series and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and ten subaccounts within the Account, of which one hundred and eight had activity during 2011. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio (merged from Prudential SP Growth
 Asset Allocation Portfolio)
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio

                                      A51

AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)**
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio*
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Credit Suisse Trust International Equity Flex III Portfolio**
Davis Value Portfolio
Prudential Global Portfolio
FTVIP Franklin Small-Mid Cap Growth Securities Fund
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential SP Growth Asset Allocation Portfolio (merged to AST BlackRock Global
 Strategies Portfolio)**
Prudential High Yield Bond Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Value Portfolio
Prudential SP International Growth Portfolio
Prudential Diversified Bond Portfolio
Prudential Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Equity Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)**
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1*
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2011

        ** Subaccount no longer available for investment as of December 31, 2011

        At December 31, 2011, there were no balances or transactions for the period then ended pertaining to AST Bond Portfolio 2016 and AST Quantitative Modeling Portfolio.

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

                                      A52

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2011 as net transfers between subaccounts. The transfers occurred as follows:

                                  REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    APRIL 29, 2011             ----------------------- ---------------------
                                AST NEUBERGER BERMAN       AST FEDERATED
                                  SMALL-CAP GROWTH       AGGRESSIVE GROWTH
                                      PORTFOLIO              PORTFOLIO
                               ----------------------- ---------------------
    Shares....................           667,562              1,487,994
    Net asset value per share.       $     10.24            $     10.01
    Net assets before merger..       $ 6,835,831            $ 8,058,989
    Net assets after merger...       $         0            $14,894,820

                                PRUDENTIAL SP GROWTH
                                  ASSET ALLOCATION     AST BLACKROCK GLOBAL
                                      PORTFOLIO        STRATEGIES PORTFOLIO
                               ----------------------- ---------------------
    Shares....................         3,407,599              3,254,257
    Net asset value per share.       $      9.55            $     10.00
    Net assets before merger..       $32,542,567            $         0
    Net assets after merger...       $         0            $32,542,567

                                  REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    AUGUST 26, 2011            ----------------------- ---------------------
                                WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                                   VT CORE EQUITY         VT OPPORTUNITY
                               PORTFOLIO SHARE CLASS 1    FUND - CLASS 1
                               ----------------------- ---------------------
    Shares....................            20,990                 16,111
    Net asset value per share.       $     12.68            $     16.52
    Net assets before merger..       $   266,172            $         0
    Net assets after merger...       $         0            $   266,172

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual

                                      A53
        reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

    Proprietary Funds ("Series Funds")....................... $3,915,020,972
    AllianceBernstein VPS Large Cap Growth Portfolio Class B. $      466,570
    Davis Value Portfolio.................................... $    2,181,362
    Janus Aspen Janus Portfolio - Service Shares............. $      422,958
    Janus Aspen Janus Portfolio - Institutional Shares....... $    4,977,112
    Janus Aspen Overseas Portfolio - Institutional Shares.... $    8,735,377
    NVIT Developing Markets Fund............................. $      670,330
    ProFund VP Consumer Services............................. $      318,360
    ProFund VP Consumer Goods Portfolio...................... $      309,464
    ProFund VP Financials.................................... $      460,756
    ProFund VP Health Care................................... $      367,076
    ProFund VP Industrials................................... $      289,434
    ProFund VP Mid-Cap Growth................................ $       87,030

                                      A54

ProFund VP Mid-Cap Value.............................................. $ 80,928
ProFund VP Real Estate................................................ $109,609
ProFund VP Small-Cap Growth........................................... $ 26,096
ProFund VP Small-Cap Value............................................ $ 19,259
ProFund VP Telecommunications......................................... $254,740
ProFund VP Utilities.................................................. $258,742
ProFund VP Large-Cap Growth........................................... $ 36,943
ProFund VP Large-Cap Value............................................ $140,580
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $205,566
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $325,918
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $268,073
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $ 60,792

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $10,422,649 in respect of the Invesco V.I. Core Equity Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or liabilities valued on a non-recurring basis.

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                           PURCHASES       SALES
                                                          ------------ -------------
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     88,174 $     (97,827)
American Century VP Value Fund........................... $     82,051 $    (353,856)
AST Academic Strategies Asset Allocation Portfolio....... $166,969,049 $(136,140,865)
AST Advanced Strategies Portfolio........................ $184,670,803 $(124,334,426)
AST T. Rowe Price Equity Income Portfolio................ $  8,437,573 $  (7,466,103)
AST American Century Income & Growth Portfolio........... $ 12,433,682 $  (8,721,521)
AST Balanced Asset Allocation Portfolio.................. $243,299,336 $(207,316,441)
AST BlackRock Global Strategies Portfolio................ $ 53,812,802 $  (6,921,145)
AST BlackRock Value Portfolio............................ $  9,493,715 $  (6,648,722)
AST Bond Portfolio 2017.................................. $ 32,447,759 $ (12,033,485)
AST Bond Portfolio 2018.................................. $ 29,704,890 $  (9,851,103)
AST Bond Portfolio 2019.................................. $          0 $     (34,481)
AST Bond Portfolio 2020.................................. $  2,174,255 $  (4,993,382)
AST Bond Portfolio 2021.................................. $ 53,086,827 $ (27,216,575)
AST Bond Portfolio 2022.................................. $ 24,523,299 $  (9,650,582)
AST Capital Growth Asset Allocation Portfolio............ $189,783,984 $(174,565,762)
AST CLS Growth Asset Allocation Portfolio................ $110,992,344 $ (84,283,572)

                                      A55

                                                                         PURCHASES         SALES
                                                                       -------------- ---------------
AST CLS Moderate Asset Allocation Portfolio........................... $  112,556,663 $   (74,474,012)
AST Cohen & Steers Realty Portfolio................................... $   11,227,187 $    (7,835,877)
AST Federated Aggressive Growth Portfolio............................. $   18,916,151 $   (12,244,173)
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $   71,145,875 $   (49,107,854)
AST First Trust Balanced Target Portfolio............................. $  132,366,619 $   (86,509,377)
AST First Trust Capital Appreciation Target Portfolio................. $  154,954,453 $  (123,814,599)
AST Global Real Estate Portfolio...................................... $    4,884,686 $    (4,114,032)
AST Goldman Sachs Concentrated Growth Portfolio....................... $   10,873,031 $    (9,928,003)
AST Goldman Sachs Large-Cap Value Portfolio........................... $   10,760,856 $    (8,301,014)
AST Goldman Sachs Mid-Cap Growth Portfolio............................ $   13,864,935 $   (12,255,504)
AST Goldman Sachs Small-Cap Value Portfolio........................... $   15,144,393 $   (12,411,186)
AST High Yield Portfolio.............................................. $    9,295,746 $    (7,140,264)
AST Horizon Growth Asset Allocation Portfolio......................... $   63,794,699 $   (43,934,429)
AST Horizon Moderate Asset Allocation Portfolio....................... $   72,013,250 $   (49,784,149)
AST International Growth Portfolio.................................... $   11,128,992 $    (8,606,354)
AST International Value Portfolio..................................... $    6,353,122 $    (5,093,733)
AST Investment Grade Bond Portfolio................................... $1,751,409,852 $(1,088,317,132)
AST J.P. Morgan Strategic Opportunities Portfolio..................... $   58,572,601 $   (40,478,017)
AST Jennison Large-Cap Growth Portfolio............................... $    7,308,881 $    (4,452,245)
AST Jennison Large-Cap Value Portfolio................................ $    5,317,597 $    (4,090,508)
AST JPMorgan International Equity Portfolio........................... $   14,504,842 $   (12,787,532)
AST Large-Cap Value Portfolio......................................... $    5,210,824 $    (4,100,668)
AST Lord Abbett Core Fixed Income Portfolio........................... $   16,205,252 $    (5,469,828)
AST Marsico Capital Growth Portfolio.................................. $   23,142,151 $   (19,773,688)
AST MFS Global Equity Portfolio....................................... $    9,916,797 $    (8,038,137)
AST MFS Growth Portfolio.............................................. $    5,032,422 $    (4,071,341)
AST Mid-Cap Value Portfolio........................................... $    7,994,050 $    (6,685,333)
AST Money Market Portfolio............................................ $   38,039,276 $   (29,002,867)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio.................... $   11,660,583 $    (9,152,642)
AST Neuberger Berman Core Bond Portfolio.............................. $      442,704 $        (1,523)
AST Neuberger Berman Mid-Cap Growth Portfolio......................... $   13,922,191 $   (11,306,958)
AST Neuberger Berman Small-Cap Growth Portfolio....................... $    1,715,071 $    (7,275,514)
AST Parametric Emerging Markets Equity Portfolio...................... $   24,531,792 $   (22,106,592)
AST PIMCO Limited Maturity Bond Portfolio............................. $    9,454,122 $    (6,720,057)
AST PIMCO Total Return Bond Portfolio................................. $  109,271,032 $   (94,428,144)
AST Preservation Asset Allocation Portfolio........................... $  139,823,634 $   (78,623,583)
AST Prudential Core Bond Portfolio.................................... $      360,743 $        (3,371)
AST QMA US Equity Alpha Portfolio..................................... $    3,548,152 $    (2,657,782)
AST Schroders Multi-Asset World Strategies Portfolio.................. $  110,439,574 $   (74,357,655)
AST Small-Cap Growth Portfolio........................................ $    8,735,454 $    (6,585,380)
AST Small-Cap Value Portfolio......................................... $    7,395,895 $    (6,284,483)
AST T. Rowe Price Asset Allocation Portfolio.......................... $  249,579,471 $  (158,967,774)
AST T. Rowe Price Global Bond Portfolio............................... $   10,436,870 $    (8,571,042)
AST T. Rowe Price Large-Cap Growth Portfolio.......................... $   18,588,783 $   (14,744,912)
AST T. Rowe Price Natural Resources Portfolio......................... $   27,501,261 $   (22,200,382)
AST Wellington Management Hedged Equity Portfolio..................... $   12,778,327 $    (5,569,914)
AST Western Asset Core Plus Bond Portfolio............................ $   28,621,049 $   (24,799,544)
Credit Suisse Trust International Equity Flex III Portfolio........... $       15,257 $      (828,972)
Davis Value Portfolio................................................. $      171,758 $      (380,815)
FTVIP Franklin Small-Mid Cap Growth Securities Fund................... $      241,506 $      (450,158)
FTVIP Franklin Templeton VIP Founding Funds Allocation Fund - Class 2. $  139,311,721 $  (116,507,405)
Invesco V.I. Core Equity Fund......................................... $       19,490 $    (1,403,167)
Janus Aspen Janus Portfolio - Institutional Shares.................... $      145,785 $      (960,275)
Janus Aspen Janus Portfolio - Service Shares.......................... $       24,638 $      (253,411)
Janus Aspen Overseas Portfolio - Institutional Shares................. $      186,987 $    (2,109,260)
MFS(R) Growth Series - Initial Class.................................. $       25,592 $      (910,636)
MFS(R) Research Series - Initial Class................................ $        4,970 $      (291,707)
NVIT Developing Markets Fund.......................................... $      159,992 $    (1,845,259)
ProFund VP Consumer Goods Portfolio................................... $      163,486 $      (179,584)
ProFund VP Consumer Services.......................................... $      187,102 $      (195,397)
ProFund VP Financials................................................. $      330,889 $      (275,953)

                                      A56

                                                                       PURCHASES      SALES
                                                                       ---------- ------------
ProFund VP Health Care................................................ $  227,774 $   (258,301)
ProFund VP Industrials................................................ $  205,682 $   (254,193)
ProFund VP Large-Cap Growth........................................... $   43,421 $    (50,677)
ProFund VP Large-Cap Value............................................ $   74,374 $    (66,986)
ProFund VP Mid-Cap Growth............................................. $   90,616 $    (82,975)
ProFund VP Mid-Cap Value.............................................. $   70,033 $    (52,512)
ProFund VP Real Estate................................................ $   90,002 $   (112,366)
ProFund VP Small-Cap Growth........................................... $   30,546 $    (31,291)
ProFund VP Small-Cap Value............................................ $   17,629 $    (21,186)
ProFund VP Telecommunications......................................... $  205,799 $   (187,659)
ProFund VP Utilities.................................................. $  181,441 $   (202,283)
Prudential Diversified Bond Portfolio................................. $  478,726 $ (3,728,672)
Prudential Equity Portfolio........................................... $  119,695 $ (3,254,252)
Prudential Global Portfolio........................................... $   70,645 $   (991,800)
Prudential High Yield Bond Portfolio.................................. $  374,894 $ (4,324,576)
Prudential Jennison 20/20 Focus Portfolio............................. $  217,308 $   (844,210)
Prudential Jennison Portfolio......................................... $  290,650 $ (4,441,884)
Prudential Money Market Portfolio..................................... $4,126,526 $ (8,161,613)
Prudential Small Capitalization Stock Portfolio....................... $  327,789 $   (824,869)
Prudential SP Growth Asset Allocation Portfolio....................... $  210,935 $(33,725,603)
Prudential SP International Growth Portfolio.......................... $   85,730 $   (829,188)
Prudential SP International Value Portfolio........................... $  158,391 $   (744,042)
Prudential SP Small Cap Value Portfolio............................... $  257,370 $ (4,422,250)
Prudential Stock Index Portfolio...................................... $  719,049 $ (5,164,192)
Prudential Value Portfolio............................................ $  236,006 $ (4,785,335)
Prudential SP Prudential U.S. Emerging Growth Portfolio............... $  635,153 $ (2,589,034)
T. Rowe Price Equity Income Portfolio................................. $   48,421 $   (929,330)
T. Rowe Price International Stock Portfolio........................... $   69,460 $   (420,615)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $        0 $   (281,936)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $   15,413 $    (21,881)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    5,727 $    (29,278)
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $  267,891 $    (13,469)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $        0 $         (5)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $        0 $     (5,707)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the

                                      A57
        portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                           PRUDENTIAL MONEY MARKET PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%   -1.77% to   -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%   -1.73% to   -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%   -1.40% to   -0.60%
December 31, 2008  23,300 $1.06138 to  $ 1.37270 $28,397   2.59%    1.35%  to   1.80%    0.82% to    1.30%
December 31, 2007  18,166 $1.05271 to  $ 1.35615 $22,032   4.96%    1.35%  to   1.80%    3.20% to    3.63%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  17,358 $1.36361 to  $ 1.63556 $28,332   5.12%    1.35%  to   1.65%   -5.02% to   -4.74%
December 31, 2007  21,214 $1.43562 to  $ 1.71791 $36,374   5.01%    1.35%  to   1.65%    4.00% to    4.31%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%   -5.17% to   -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%    9.93% to   10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%   35.71% to   36.32%
December 31, 2008  15,829 $0.80955 to  $ 1.37073 $20,459   1.45%    1.35%  to   1.80%  -39.25% to  -38.98%
December 31, 2007  18,581 $1.33060 to  $ 2.24766 $39,447   1.01%    1.35%  to   1.80%    7.38% to    7.86%

                                              PRUDENTIAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%   -7.24% to   -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%   11.85% to   12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%   39.42% to   40.04%
December 31, 2008  13,276 $0.88692 to  $ 1.71665 $19,943   1.88%    1.35%  to   1.80%  -43.32% to  -43.07%
December 31, 2007  15,801 $1.56465 to  $ 3.01663 $41,707   1.24%    1.35%  to   1.80%    1.35% to    1.81%

                                      A58

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%
December 31, 2008   9,067 $1.03639 to  $ 1.28867 $11,670   8.56%    1.35%  to   1.65%  -23.54% to  -23.32%
December 31, 2007  11,056 $1.35549 to  $ 1.68122 $18,567   7.03%    1.35%  to   1.65%    0.96% to    1.26%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%
December 31, 2008  21,057 $0.62211 to  $ 1.39552 $25,023   2.27%    1.35%  to   1.75%  -38.03% to  -37.77%
December 31, 2007  24,905 $1.00244 to  $ 2.24407 $47,587   1.50%    1.35%  to   1.75%    3.28% to    3.69%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   3,495 $0.80450 to  $ 1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $ 1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $ 1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%
December 31, 2008   4,837 $0.61228 to  $ 1.31055 $ 5,626   1.83%    1.35%  to   1.80%  -43.93% to  -43.68%
December 31, 2007   5,611 $1.08987 to  $ 2.32839 $11,567   1.01%    1.35%  to   1.80%    8.51% to    9.00%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  13,279 $0.72609 to  $ 2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $ 2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $ 1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%
December 31, 2008  18,563 $0.47423 to  $ 1.35460 $21,442   0.53%    1.35%  to   1.80%  -38.39% to  -38.11%
December 31, 2007  22,125 $0.76811 to  $ 2.19002 $41,555   0.28%    1.35%  to   1.80%   10.01% to   10.50%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   1,672 $2.10724 to  $ 2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $ 2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $ 2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%
December 31, 2008   2,399 $1.39606 to  $ 1.77290 $ 4,234   1.17%    1.35%  to   1.65%  -32.16% to  -31.96%
December 31, 2007   3,135 $2.05789 to  $ 2.60699 $ 8,142   0.55%    1.35%  to   1.65%   -2.16% to   -1.86%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   1,305 $0.92976 to  $ 1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $ 1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $ 1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%
December 31, 2008   1,818 $0.65977 to  $ 0.87049 $ 1,582   1.84%    1.35%  to   1.40%  -49.42% to  -49.39%
December 31, 2007   2,261 $1.27297 to  $ 1.72087 $ 3,889   1.38%    1.35%  to   1.65%   11.19% to   11.52%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   3,092 $1.34518 to  $ 2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $ 2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   3,901 $1.21705 to  $ 1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%
December 31, 2008   4,460 $0.98503 to  $ 1.51606 $ 6,720   2.32%    1.35%  to   1.65%  -37.15% to  -36.96%
December 31, 2007   5,156 $1.56731 to  $ 2.40627 $12,300   1.67%    1.35%  to   1.65%    1.58% to    1.88%

                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2011   5,089 $0.93773 to  $ 1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $ 1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   6,508 $0.88500 to  $ 1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   7,327 $0.70126 to  $ 1.32547 $ 9,665   2.00%    1.35%  to   1.65%  -31.28% to  -31.08%
December 31, 2007   9,004 $1.02044 to  $ 1.92405 $17,237   1.03%    1.35%  to   1.65%    6.35% to    6.66%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011   3,289 $0.73068 to  $ 1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $ 1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   4,393 $0.69604 to  $ 1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   4,794 $0.51888 to  $ 1.07198 $ 5,101   0.72%    1.35%  to   1.65%  -40.70% to  -40.53%
December 31, 2007   6,190 $0.87503 to  $ 1.80324 $11,084   0.70%    1.35%  to   1.65%   13.21% to   13.55%

                                      A59

                              AT YEAR ENDED                            FOR YEAR ENDED
                   -----------------------------------  -----------------------------------------------
                                                 NET    INVESTMENT
                   UNITS       UNIT VALUE       ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  ------- ---------- -----------------  ------------------
                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2011   2,904 $1.68615 to  $3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   3,325 $2.52677 to  $4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   3,937 $2.04970 to  $3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008   4,558 $1.16037 to  $2.07911 $ 9,376   1.19%    1.35%  to   1.65%  -52.89% to  -52.75%
December 31, 2007   5,607 $2.46327 to  $4.40276 $24,465   0.62%    1.35%  to   1.65%   26.22% to   26.60%

                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2011     990 $1.62522 to  $1.62522 $ 1,609   0.86%    1.40%  to   1.40%   -1.82% to   -1.82%
December 31, 2010   1,149 $1.65543 to  $1.65543 $ 1,902   0.93%    1.40%  to   1.40%   14.29% to   14.29%
December 31, 2009   1,248 $1.44843 to  $1.44843 $ 1,808   1.45%    1.40%  to   1.40%   28.75% to   28.75%
December 31, 2008   1,367 $1.12501 to  $1.12501 $ 1,538   0.56%    1.40%  to   1.40%  -36.97% to  -36.97%
December 31, 2007   1,759 $1.11117 to  $1.78496 $ 3,140   0.73%    1.40%  to   1.65%   11.36% to   11.63%

                                        MFS(R) GROWTH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2011   3,507 $0.88728 to  $1.65595 $ 5,790   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010   3,975 $0.90488 to  $1.68460 $ 6,677   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009   4,435 $0.79756 to  $1.48114 $ 6,551   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008   4,986 $0.58889 to  $1.09086 $ 5,426   0.24%    1.35%  to   1.65%  -38.43% to  -38.25%
December 31, 2007   6,071 $0.95653 to  $1.76744 $10,697   0.00%    1.35%  to   1.65%   19.20% to   19.55%

                                            AMERICAN CENTURY VP VALUE FUND
                   -----------------------------------------------------------------------------------
December 31, 2011   1,221 $1.63512 to  $1.98177 $ 2,408   2.02%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010   1,337 $1.64535 to  $1.98934 $ 2,649   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009   1,481 $1.47454 to  $1.77852 $ 2,621   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008   1,667 $1.25041 to  $1.50461 $ 2,499   2.52%    1.35%  to   1.65%  -27.97% to  -27.75%
December 31, 2007   1,981 $1.73593 to  $2.08379 $ 4,115   1.71%    1.35%  to   1.65%   -6.68% to   -6.41%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   -----------------------------------------------------------------------------------
December 31, 2011   1,511 $1.02535 to  $1.77574 $ 2,657   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010   1,608 $1.09508 to  $1.89197 $ 3,000   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009   1,702 $0.87224 to  $1.50320 $ 2,523   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008   1,856 $0.61753 to  $1.06167 $ 1,943   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%
December 31, 2007   2,176 $1.09168 to  $1.87203 $ 4,026   0.00%    1.35%  to   1.65%    9.41% to    9.75%

                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2011   2,433 $1.56151 to  $1.65810 $ 4,027   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010   2,744 $1.65622 to  $1.75443 $ 4,807   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009   2,995 $1.56131 to  $1.64969 $ 4,934   0.49%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008   3,327 $1.00550 to  $1.05981 $ 3,523   0.55%    1.35%  to   1.65%  -40.14% to  -39.96%
December 31, 2007   3,704 $1.67967 to  $1.76615 $ 6,538   0.56%    1.35%  to   1.65%    8.79% to    9.12%

                                                DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2011   2,104 $1.00779 to  $1.04304 $ 2,181   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010   2,278 $1.06904 to  $1.10314 $ 2,499   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009   2,563 $0.96368 to  $0.99157 $ 2,528   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008   3,060 $0.74684 to  $0.76620 $ 2,334   0.91%    1.35%  to   1.65%  -41.30% to  -41.12%
December 31, 2007   3,939 $1.27220 to  $1.30132 $ 5,105   1.06%    1.35%  to   1.65%    2.92% to    3.24%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------
December 31, 2011     785 $0.57787 to  $0.59481 $   467   0.09%    1.40%  to   1.65%   -4.83% to   -4.61%
December 31, 2010     795 $0.60717 to  $0.62731 $   495   0.27%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009     852 $0.56193 to  $0.57885 $   490   0.00%    1.35%  to   1.65%   34.87% to   35.31%
December 31, 2008     980 $0.41663 to  $0.42781 $   417   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%
December 31, 2007   1,134 $0.70378 to  $0.72051 $   813   0.00%    1.35%  to   1.65%   11.76% to   12.10%

                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2011   5,636 $1.37284 to  $1.79660 $ 9,694   0.66%    1.35%  to   1.80%   -4.49% to   -4.06%
December 31, 2010   7,783 $1.43734 to  $1.87355 $14,070   0.65%    1.35%  to   1.80%   24.03% to   24.59%
December 31, 2009   8,611 $1.15887 to  $1.50448 $12,502   1.50%    1.35%  to   1.80%   28.50% to   29.05%
December 31, 2008   9,556 $0.90185 to  $1.16633 $10,785   1.11%    1.35%  to   1.80%  -31.74% to  -31.43%
December 31, 2007  11,378 $1.32111 to  $1.70189 $18,750   0.66%    1.35%  to   1.80%   -5.34% to   -4.92%

                                      A60

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   --------------------------------------------------------------------------------------
December 31, 2011     428 $ 0.61555 to  $ 1.36100 $    423   0.40%    1.40%  to   1.75%   -7.16% to   -6.84%
December 31, 2010     679 $ 0.66210 to  $ 1.46090 $    668   0.37%    1.40%  to   1.75%   12.30% to   12.68%
December 31, 2009     566 $ 0.58877 to  $ 1.29652 $    533   0.38%    1.40%  to   1.75%   33.67% to   34.14%
December 31, 2008     662 $ 0.43971 to  $ 0.96655 $    479   0.58%    1.40%  to   1.75%  -40.91% to  -40.70%
December 31, 2007     774 $ 0.74290 to  $ 1.62992 $    926   0.55%    1.40%  to   1.75%   12.81% to   13.20%

                                 PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   4,764 $ 1.13467 to  $ 2.49218 $  9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010   5,712 $ 1.12786 to  $ 2.47225 $ 10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009   3,805 $ 0.95142 to  $ 2.08159 $  6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%
December 31, 2008   4,497 $ 0.68135 to  $ 1.48767 $  5,091   0.30%    1.35%  to   1.80%  -37.36% to  -37.08%
December 31, 2007   5,536 $ 1.08548 to  $ 2.36566 $  9,816   0.26%    1.35%  to   1.80%   14.74% to   15.25%

                        PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO (EXPIRED APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0 $       0 to  $       0 $      0   0.00%    1.40%  to   2.35%    5.78% to    6.11%
December 31, 2010  17,274 $ 1.05696 to  $11.05168 $ 31,471   1.97%    1.40%  to   2.35%   11.29% to   12.33%
December 31, 2009  19,041 $ 0.94281 to  $ 9.89707 $ 31,604   2.19%    1.40%  to   2.35%   23.32% to   24.48%
December 31, 2008  20,266 $ 0.75897 to  $ 7.99800 $ 26,816   1.71%    1.40%  to   2.35%  -37.82% to  -37.24%
December 31, 2007  23,637 $ 1.21163 to  $12.81910 $ 48,721   1.45%    1.40%  to   2.35%    6.71% to    7.71%

                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009   2,842 $ 0.68282 to  $ 1.66303 $  3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%
December 31, 2008   3,161 $ 0.50582 to  $ 1.22951 $  2,916   1.64%    1.35%  to   1.80%  -51.18% to  -50.96%
December 31, 2007   3,565 $ 1.03403 to  $ 2.50846 $  6,708   0.69%    1.35%  to   1.80%   17.42% to   17.94%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009   2,567 $ 1.00020 to  $ 1.68786 $  3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%
December 31, 2008   2,902 $ 0.76784 to  $ 1.29318 $  3,162   2.81%    1.40%  to   1.80%  -45.05% to  -44.83%
December 31, 2007   3,194 $ 1.39477 to  $ 2.34427 $  6,327   1.67%    1.40%  to   1.80%   15.99% to   16.44%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033   2.52%    1.15%  to   2.05%   16.79% to   20.67%
December 31, 2008      70 $ 6.59044 to  $ 7.21408 $    477   1.69%    1.15%  to   2.05%  -41.88% to  -41.36%
December 31, 2007      49 $11.34013 to  $12.29954 $    583   1.24%    1.15%  to   2.05%    3.00% to    3.93%

                                     AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,061 $ 9.12113 to  $14.15216 $ 11,176   1.04%    1.15%  to   2.85%    0.62% to    2.40%
December 31, 2010     767 $ 8.96487 to  $13.93020 $  7,763   1.09%    1.15%  to   2.70%    7.22% to   12.55%
December 31, 2009     301 $ 8.01628 to  $12.47459 $  2,505   1.82%    1.15%  to   2.50%   14.90% to   23.81%
December 31, 2008      82 $ 6.92900 to  $ 7.53614 $    605   2.14%    1.15%  to   1.80%  -35.90% to  -35.49%
December 31, 2007      79 $10.80965 to  $11.72224 $    908   2.60%    1.15%  to   1.80%   -1.88% to   -1.25%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894   1.08%    1.15%  to   2.55%   22.51% to   26.21%
December 31, 2008     262 $ 7.35331 to  $ 8.26716 $  2,074   2.23%    1.15%  to   2.40%  -31.83% to  -27.07%
December 31, 2007     103 $11.31065 to  $12.00848 $  1,204   5.35%    1.15%  to   2.40%    6.35% to    7.67%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281   2.78%    1.15%  to   2.10%   29.15% to   51.09%
December 31, 2008      70 $ 6.07516 to  $ 8.21151 $    495   4.81%    1.15%  to   1.80%  -36.20% to  -35.79%
December 31, 2007      85 $ 9.52250 to  $12.82033 $    951   4.16%    1.15%  to   1.80%  -21.36% to  -20.85%

                                      A61

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                   AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  8,024  $10.15261 to  $12.08786 $85,179    0.89%   0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010  6,294  $10.26045 to  $12.29454 $68,277    0.36%   0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009  2,802  $ 9.68501 to  $11.67943 $29,570    0.83%   1.15%  to   2.50%   15.87% to   20.87%
December 31, 2008  1,404  $ 8.04051 to  $ 9.52935 $12,483    0.29%   1.15%  to   2.40%  -20.61% to  -18.55%
December 31, 2007    227  $10.54506 to  $11.72906 $ 2,569    2.46%   1.15%  to   2.40%   -0.46% to    0.78%

                                             AST BLACKROCK VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    596  $ 8.45207 to  $13.74775 $ 6,050    0.76%   0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010    369  $ 8.25078 to  $14.08474 $ 3,786    0.98%   1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009    113  $ 7.82812 to  $12.77034 $   939    0.79%   1.15%  to   2.10%   15.83% to   26.46%
December 31, 2008     86  $ 6.73868 to  $ 7.95205 $   608    2.50%   1.15%  to   1.80%  -38.41% to  -38.01%
December 31, 2007     65  $10.94144 to  $12.86054 $   749    1.24%   1.15%  to   1.80%   -0.62% to    0.02%

                        AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011      0  $       0 to  $       0 $     0    0.00%   1.15%  to   2.50%   11.87% to   12.36%
December 31, 2010    469  $ 8.83896 to  $14.24972 $ 4,830    0.00%   1.15%  to   2.50%   14.27% to   18.90%
December 31, 2009    174  $ 7.48169 to  $12.07932 $ 1,361    0.00%   1.15%  to   2.50%   19.57% to   21.59%
December 31, 2008     29  $ 6.21411 to  $ 7.28449 $   189    0.00%   1.15%  to   2.15%  -43.75% to  -43.19%
December 31, 2007     17  $11.00942 to  $12.85490 $   197    0.00%   1.15%  to   1.80%   16.60% to   17.36%

                                                AST HIGH YIELD PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,020  $10.70991 to  $14.11698 $11,410    6.50%   1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010    812  $10.68442 to  $13.94919 $ 9,044    3.48%   1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009    295  $ 9.93381 to  $12.52966 $ 3,095    4.14%   1.15%  to   2.50%   25.08% to   34.28%
December 31, 2008    158  $ 7.42367 to  $ 7.97763 $ 1,243    9.02%   1.15%  to   1.80%  -26.86% to  -25.76%
December 31, 2007    147  $10.62868 to  $10.86456 $ 1,579   10.58%   1.15%  to   1.80%    0.66% to    1.31%

                                       AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662    0.47%   1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990    0.03%   1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009    140  $ 7.77201 to  $12.99734 $ 1,164    0.15%   1.15%  to   2.10%   29.87% to   31.41%
December 31, 2008     69  $ 5.96393 to  $ 7.39352 $   465    0.00%   1.15%  to   1.90%  -45.14% to  -44.73%
December 31, 2007     67  $10.85969 to  $13.40975 $   825    0.00%   1.15%  to   1.80%    9.24% to    9.94%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953    0.69%   1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460    0.39%   1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225    1.57%   1.15%  to   2.15%   32.64% to   37.31%
December 31, 2008     63  $ 6.37746 to  $ 7.22665 $   423    1.11%   1.15%  to   2.15%  -39.43% to  -38.83%
December 31, 2007     51  $10.49274 to  $11.84309 $   566    0.40%   1.15%  to   1.80%    0.93% to    1.58%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461    0.63%   0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239    0.35%   1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610    1.65%   1.15%  to   2.15%   24.33% to   25.56%
December 31, 2008    137  $ 6.69183 to  $ 8.14863 $   977    1.14%   1.15%  to   1.90%  -31.03% to  -30.52%
December 31, 2007     73  $ 9.69280 to  $11.75648 $   758    1.15%   1.15%  to   1.80%   -7.29% to   -6.69%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999    0.16%   1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069    0.07%   1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872    0.00%   1.15%  to   2.55%   27.43% to   47.70%
December 31, 2008    116  $ 6.73082 to  $ 7.74360 $   833    0.15%   1.15%  to   1.90%  -41.38% to  -40.95%
December 31, 2007    108  $11.47169 to  $13.14587 $ 1,339    0.00%   1.15%  to   1.80%   11.97% to   12.69%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359    0.00%   0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177    0.00%   1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793    0.00%   1.15%  to   2.50%   34.19% to   55.61%
December 31, 2008     91  $ 6.72291 to  $ 7.63476 $   638    0.00%   1.15%  to   1.90%  -41.90% to  -41.47%
December 31, 2007     78  $11.55954 to  $13.07586 $   965    0.00%   1.15%  to   1.80%   17.23% to   17.98%

                                      A62

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%
December 31, 2008    594  $ 6.02732 to  $ 6.82177 $ 3,908   2.14%    1.15%  to   1.90%  -42.58% to  -39.90%
December 31, 2007    153  $10.48704 to  $11.82253 $ 1,670   1.37%    1.15%  to   1.80%   -4.71% to   -4.10%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%
December 31, 2008    187  $ 7.75694 to  $ 8.54833 $ 1,586   7.72%    1.15%  to   1.80%  -24.61% to  -22.56%
December 31, 2007    164  $10.91333 to  $11.29424 $ 1,839   7.30%    1.15%  to   1.80%    4.20% to    4.87%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%
December 31, 2008    338  $ 6.26305 to  $ 7.27809 $ 2,337   0.51%    1.15%  to   1.80%  -44.66% to  -39.89%
December 31, 2007    168  $11.52992 to  $13.09923 $ 2,074   0.20%    1.15%  to   1.80%   12.92% to   13.65%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%
December 31, 2008     57  $ 7.34079 to  $ 8.28286 $   449   0.30%    1.15%  to   1.80%  -37.43% to  -37.03%
December 31, 2007     18  $11.73220 to  $13.19875 $   228   0.03%    1.15%  to   1.80%   13.06% to   13.79%

                                     AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    862  $ 9.20532 to  $15.58152 $10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010    694  $10.47140 to  $15.62143 $ 8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009    181  $ 8.24353 to  $12.37664 $ 1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%
December 31, 2008    109  $ 6.83068 to  $ 8.62745 $   836   0.00%    1.15%  to   2.15%  -44.38% to  -43.83%
December 31, 2007     84  $12.23897 to  $15.39741 $ 1,180   0.00%    1.15%  to   1.80%   20.03% to   20.81%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    817  $ 9.36543 to  $15.90297 $ 8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010    659  $ 9.77667 to  $16.62562 $ 7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009    252  $ 8.06289 to  $13.73161 $ 2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%
December 31, 2008    143  $ 5.83598 to  $ 6.90162 $   900   1.73%    1.15%  to   1.80%  -43.28% to  -42.92%
December 31, 2007    129  $10.28916 to  $12.12014 $ 1,454   0.81%    1.15%  to   1.80%    1.34% to    1.99%

                                       AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,419  $ 9.94129 to  $12.18917 $15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010  1,124  $10.00728 to  $12.07057 $12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009    419  $10.49444 to  $11.78015 $ 4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%
December 31, 2008    270  $ 9.71676 to  $10.83660 $ 2,892   5.62%    1.15%  to   1.80%   -2.91% to   -0.03%
December 31, 2007    148  $10.66071 to  $10.86715 $ 1,594   5.28%    1.15%  to   1.80%    4.90% to    5.58%

                                       AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    750  $ 7.81876 to  $13.84402 $ 7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010    718  $ 8.09199 to  $14.34884 $ 6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009    291  $ 7.27422 to  $12.91774 $ 2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%
December 31, 2008     78  $ 5.98171 to  $ 6.73924 $   501   3.24%    1.15%  to   1.80%  -42.91% to  -42.55%
December 31, 2007     81  $10.47838 to  $11.75873 $   911   2.55%    1.15%  to   1.80%   -5.28% to   -4.67%

                                           AST QMA US EQUITY ALPHA PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    294  $ 8.85664 to  $14.68191 $ 3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010    231  $ 8.64622 to  $14.46757 $ 2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009    125  $ 7.59041 to  $12.82018 $   982   1.80%    1.00%  to   1.95%   19.67% to   27.22%
December 31, 2008    100  $ 6.29304 to  $ 7.04101 $   652   2.27%    1.00%  to   1.80%  -39.80% to  -39.32%
December 31, 2007     85  $10.75145 to  $11.65038 $   931   1.94%    1.15%  to   1.80%    0.27% to    0.92%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%
December 31, 2008     333 $ 6.65868 to  $ 9.18555 $  2,681   0.61%    1.15%  to   1.90%  -50.92% to  -50.55%
December 31, 2007     330 $13.55366 to  $18.62348 $  5,662   0.66%    1.15%  to   1.80%   38.01% to   38.90%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%
December 31, 2008   1,437 $ 7.74163 to  $ 8.78196 $ 11,921   1.95%    1.15%  to   2.40%  -27.68% to  -23.34%
December 31, 2007     621 $11.09246 to  $12.03647 $  7,244   2.40%    1.15%  to   2.40%    3.82% to    5.11%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%
December 31, 2008      46 $ 7.73203 to  $ 9.03881 $    374   1.20%    1.15%  to   1.90%  -35.22% to  -34.74%
December 31, 2007      51 $11.92451 to  $13.88494 $    653   2.68%    1.15%  to   1.80%    7.46% to    8.15%

                                       AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%
December 31, 2008     119 $ 6.54565 to  $ 8.06508 $    847   2.58%    1.15%  to   1.90%  -42.48% to  -42.05%
December 31, 2007     101 $11.36747 to  $13.95132 $  1,284   1.73%    1.15%  to   1.80%    7.50% to    8.19%

                                         AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to    2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to    4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to   11.06%
December 31, 2008     160 $ 9.44110 to  $10.80461 $  1,667   4.52%    1.15%  to   1.80%   -5.95% to   -3.54%
December 31, 2007      92 $10.62669 to  $11.20170 $    996   2.92%    1.15%  to   1.80%    7.70% to    8.39%

                                    AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to   -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to   13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to   26.97%
December 31, 2008     296 $ 6.48888 to  $ 7.01024 $  1,988   0.72%    1.15%  to   2.15%  -43.54% to  -42.98%
December 31, 2007     321 $11.45397 to  $12.32551 $  3,816   0.16%    1.15%  to   1.80%    7.61% to    8.31%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to   -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to   12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to   23.91%
December 31, 2008   7,656 $ 6.97189 to  $ 7.79077 $ 57,872   0.96%    1.15%  to   2.65%  -36.62% to  -31.11%
December 31, 2007   7,141 $11.26366 to  $12.14221 $ 84,864   0.23%    1.15%  to   2.75%    6.78% to    8.48%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to   -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to   10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to   23.19%
December 31, 2008  10,411 $ 7.20298 to  $ 7.99594 $ 80,836   1.14%    1.00%  to   2.40%  -33.43% to  -28.71%
December 31, 2007   9,980 $10.91282 to  $11.89376 $116,304   0.37%    1.00%  to   2.40%    6.64% to    7.96%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to   -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to   11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to   22.14%
December 31, 2008   6,523 $ 7.42670 to  $ 8.27064 $ 52,641   1.01%    1.15%  to   2.40%  -30.37% to  -26.37%
December 31, 2007   5,009 $11.24456 to  $11.76251 $ 58,099   0.40%    1.15%  to   2.40%    6.51% to    7.83%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                       AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to    0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to    9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to   18.91%
December 31, 2008   2,403 $ 8.57497 to  $ 9.09941 $ 21,353   0.78%    1.00%  to   2.40%  -21.37% to  -20.28%
December 31, 2007     882 $11.11502 to  $11.45988 $  9,942   0.32%    1.15%  to   2.40%    6.16% to    7.48%

                                        AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to   -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to   13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to   22.94%
December 31, 2008   1,611 $ 7.05881 to  $ 7.34272 $ 11,611   2.06%    1.15%  to   2.65%  -36.18% to  -35.23%
December 31, 2007     993 $11.06059 to  $11.35095 $ 11,119   0.55%    1.15%  to   2.65%    5.74% to    7.32%

                                  AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to   -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to   17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to   24.79%
December 31, 2008   1,205 $ 6.41884 to  $ 6.74838 $  7,954   1.20%    1.15%  to   2.65%  -42.24% to  -41.38%
December 31, 2007     979 $11.11363 to  $11.52104 $ 11,130   0.29%    1.15%  to   2.65%    8.53% to   10.14%

                                            AST ADVANCED STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to   -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to   12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to   24.95%
December 31, 2008   2,220 $ 7.60358 to  $ 7.98587 $ 17,350   1.77%    1.15%  to   2.65%  -31.62% to  -30.60%
December 31, 2007   1,280 $11.11930 to  $11.53588 $ 14,537   0.53%    1.15%  to   2.65%    6.67% to    8.26%

                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%
December 31, 2008     282 $ 6.21674 to  $ 6.60360 $  1,770   0.14%    1.15%  to   1.90%  -41.68% to  -38.77%
December 31, 2007      40 $11.11888 to  $11.23891 $    445   0.14%    1.15%  to   1.80%    6.31% to    7.00%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%
December 31, 2008     328 $10.09598 to  $10.76754 $  3,490   2.30%    1.15%  to   2.30%    0.20% to    1.34%
December 31, 2007     122 $10.40843 to  $10.62479 $  1,284   4.67%    1.15%  to   2.40%    2.43% to    3.70%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%
December 31, 2008     259 $ 6.63894 to  $ 6.77186 $  1,750   0.00%    1.15%  to   1.90%  -36.21% to  -33.33%
December 31, 2007      11 $10.42523 to  $10.53785 $    114   0.00%    1.15%  to   1.80%    5.25% to    5.93%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%
December 31, 2008     377 $ 9.41587 to  $10.69755 $  3,968   3.46%    1.15%  to   1.90%   -5.98% to   -3.37%
December 31, 2007     189 $10.95233 to  $11.07079 $  2,078   3.06%    1.15%  to   1.80%    6.38% to    7.07%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%
December 31, 2008      72 $ 6.84949 to  $ 7.03242 $    499   2.55%    1.15%  to   2.15%  -45.18% to  -44.64%
December 31, 2007      91 $12.56729 to  $12.70293 $  1,152   1.64%    1.15%  to   1.80%   15.71% to   16.46%

                                      A65

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%
December 31, 2008      76 $ 5.56317 to  $ 6.16356 $    463   1.43%    1.15%  to   1.80%  -51.11% to  -44.91%
December 31, 2007      60 $12.39320 to  $12.52703 $    749   0.52%    1.15%  to   1.80%   16.94% to   17.69%

                                              NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415   1.13%    1.40%  to   1.80%   59.36% to   59.99%
December 31, 2008     168 $ 9.31057 to  $ 9.43370 $  1,579   0.74%    1.40%  to   1.75%  -58.59% to  -58.44%
December 31, 2007     230 $22.48208 to  $22.70075 $  5,203   0.30%    1.40%  to   1.75%   41.03% to   41.52%

                            AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151   1.36%    1.15%  to   1.80%    9.34% to   10.04%
December 31, 2008   4,157 $10.72041 to  $10.78453 $ 44,675   0.00%    1.15%  to   1.80%    7.22% to    7.86%

                                       AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880   2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213   1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704   2.74%    1.15%  to   2.15%    7.80% to   10.36%
December 31, 2008      43 $ 9.12808 to  $ 9.32157 $    399   0.13%    1.30%  to   1.80%   -8.80% to   -6.61%
December 31, 2007       3 $ 9.98048 to  $ 9.98048 $     31   0.00%    1.60%  to   1.60%   -0.18% to   -0.18%

                                  AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049   0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211   0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332   0.33%    1.50%  to   2.15%   -8.03% to   -7.44%
December 31, 2008       6 $12.00012 to  $12.07153 $     75   0.00%    1.50%  to   2.15%   20.02% to   20.73%

                                AST BOND PORTFOLIO 2019**** (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011       0 $13.49739 to  $13.62798 $      0   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33   0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156   0.27%    1.30%  to   2.15%   -9.64% to   -8.88%
December 31, 2008       3 $12.06868 to  $12.16291 $     41   0.00%    1.30%  to   2.15%   20.71% to   21.64%

                               AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472   2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166   1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651   0.69%    1.15%  to   2.50%   31.80% to   41.49%
December 31, 2008       1 $ 6.10058 to  $ 6.11016 $      5   0.00%    1.80%  to   2.15%  -40.04% to  -39.95%

                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499   0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086   0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792   0.25%    1.15%  to   2.50%   47.32% to   64.95%
December 31, 2008       2 $ 5.57715 to  $ 5.57838 $     11   0.00%    1.50%  to   1.55%  -44.79% to  -44.78%

                     FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011  11,946 $ 8.68157 to  $13.39083 $119,693   0.02%    0.85%  to   2.85%  -10.47% to   -2.60%
December 31, 2010  10,403 $ 9.04060 to  $13.88351 $106,344   3.82%    0.95%  to   2.85%    5.95% to    8.99%
December 31, 2009   2,729 $ 8.39751 to  $12.83927 $ 23,605   4.92%    1.15%  to   2.40%   27.02% to   28.84%
December 31, 2008     486 $ 6.61132 to  $ 6.66608 $  3,230   3.31%    1.15%  to   2.40%  -34.40% to  -33.86%

                          AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%
December 31, 2008       4 $ 7.62336 to  $ 7.64561 $     30   0.00%    1.50%  to   2.15%  -24.02% to  -23.80%

                                      A66

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                           AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%
December 31, 2008     240 $ 6.66587 to  $ 6.72112 $  1,608   0.03%    1.15%  to   2.40%  -34.00% to  -33.45%

                          AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%
December 31, 2008     135 $ 7.31182 to  $ 7.37228 $    991   0.03%    1.15%  to   2.40%  -27.47% to  -26.87%

                         AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%
December 31, 2008      61 $ 7.11750 to  $ 7.16470 $    435   0.01%    1.15%  to   2.15%  -29.61% to  -29.15%

                        AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%
December 31, 2008     238 $ 7.57974 to  $ 7.64237 $  1,815   0.01%    1.15%  to   2.40%  -24.87% to  -24.25%

                          AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%
December 31, 2008      44 $ 7.47127 to  $ 7.53310 $    330   0.01%    1.15%  to   2.40%  -26.05% to  -25.44%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                     PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009      32 $ 9.82996 to  $ 9.82996 $    313   0.89%    1.50%  to   1.50%   17.79% to   17.79%

                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009      41 $ 7.46270 to  $ 7.46270 $    304   1.28%    1.50%  to   1.50%   22.27% to   22.27%
December 31, 2008       1 $ 6.10367 to  $ 6.10367 $      6   0.16%    1.50%  to   1.50%  -39.96% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009       7 $ 8.37491 to  $ 8.45797 $     62   0.00%    1.50%  to   2.10%   35.47% to   36.27%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009      10 $ 8.34400 to  $ 8.34400 $     85   1.42%    1.50%  to   1.50%   28.94% to   28.94%

                                      A67

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                    PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     12  $ 8.69881 to  $ 8.82559 $   110    0.00%   1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010     16  $ 8.46186 to  $11.54906 $   133    3.89%   1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009     18  $ 6.91515 to  $ 6.96107 $   122    3.45%   1.50%  to   1.90%   25.51% to   26.01%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011      2  $10.47427 to  $10.55029 $    26    0.00%   1.30%  to   1.50%   -0.21% to   -0.02%
December 31, 2010      3  $10.49669 to  $10.49669 $    28    0.00%   1.50%  to   1.50%   23.87% to   23.87%
December 31, 2009      4  $ 8.47414 to  $ 8.47414 $    35    0.00%   1.50%  to   1.50%   24.31% to   24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011      2  $ 9.68994 to  $ 9.68994 $    19    0.00%   1.50%  to   1.50%   -5.52% to   -5.52%
December 31, 2010      2  $10.25585 to  $10.25585 $    25    0.10%   1.50%  to   1.50%   20.30% to   20.30%
December 31, 2009      2  $ 8.52534 to  $ 8.52534 $    20    0.41%   1.50%  to   1.50%   18.62% to   18.62%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     29  $ 8.80105 to  $ 8.80105 $   255    2.96%   1.50%  to   1.50%    0.36% to    0.36%
December 31, 2010     28  $ 8.76916 to  $12.16509 $   245    2.84%   1.50%  to   1.55%   13.98% to   21.09%
December 31, 2009     29  $ 7.69379 to  $ 7.69379 $   221   11.48%   1.50%  to   1.50%    5.73% to    5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     27  $ 9.38722 to  $ 9.52393 $   259    2.51%   1.50%  to   1.90%   15.32% to   15.78%
December 31, 2010     30  $ 8.14003 to  $10.77660 $   244    2.49%   1.50%  to   1.90%    3.97% to    7.40%
December 31, 2009     23  $ 7.82890 to  $ 7.88054 $   181    6.24%   1.50%  to   1.90%    8.67% to    9.10%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011      4  $ 9.52935 to  $ 9.73772 $    37    0.00%   1.50%  to   2.10%    1.01% to    1.61%
December 31, 2010      5  $ 9.43387 to  $ 9.58358 $    46    0.07%   1.50%  to   2.10%   10.86% to   11.51%
December 31, 2009      8  $ 8.51005 to  $ 8.59420 $    65    0.00%   1.50%  to   2.10%   27.07% to   27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     18  $ 7.99461 to  $ 7.99461 $   141    0.76%   1.50%  to   1.50%   -2.74% to   -2.74%
December 31, 2010     17  $ 8.21947 to  $ 8.21947 $   139    0.96%   1.50%  to   1.50%   11.23% to   11.23%
December 31, 2009     15  $ 7.38987 to  $ 7.38987 $   111    1.33%   1.50%  to   1.50%   17.70% to   17.70%

                                AST BOND PORTFOLIO 2020 (AVAILABLE ON JANUARY 02, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     66  $11.06416 to  $12.41953 $   746    1.13%   1.30%  to   2.55%   15.73% to   17.15%
December 31, 2010    331  $ 9.54633 to  $10.66744 $ 3,199    0.00%   1.30%  to   2.55%    6.10% to   10.41%
December 31, 2009      0  $ 0.00000 to  $ 0.00000 $     0    0.00%   1.30%  to   2.15%   -6.43% to   -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011    339  $ 8.50545 to  $10.78439 $ 3,336    0.33%   0.55%  to   2.45%  -14.75% to   -6.39%
December 31, 2010    251  $10.51922 to  $11.58869 $ 2,684    0.02%   1.15%  to   2.45%    5.50% to   12.43%
December 31, 2009     11  $10.29877 to  $10.30741 $   109    0.00%   1.15%  to   1.80%    1.51% to    1.59%

                        AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011    435  $10.49190 to  $11.27814 $ 4,657    0.00%   0.55%  to   2.70%   -2.05% to    0.11%
December 31, 2010    193  $10.71155 to  $11.33263 $ 2,096    0.00%   1.15%  to   2.70%    7.43% to   10.05%
December 31, 2009      4  $10.29227 to  $10.29766 $    42    0.00%   1.15%  to   1.55%    2.06% to    2.11%

                   CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX III PORTFOLIO (EXPIRED OCTOBER 21, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011      0  $       0 to  $       0 $     0    2.99%   1.35%  to   1.40%  -16.52% to  -16.48%
December 31, 2010     85  $11.17366 to  $11.17971 $   945    0.10%   1.35%  to   1.40%   10.68% to   10.74%
December 31, 2009     96  $10.09539 to  $10.09567 $   973    0.00%   1.35%  to   1.40%    0.28% to    0.28%

                                 AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011  1,836  $11.37404 to  $11.57526 $21,132    0.04%   1.90%  to   2.85%    8.24% to    9.30%
December 31, 2010     19  $10.52124 to  $10.59081 $   205    0.00%   1.90%  to   2.70%    5.24% to    5.92%

                                 AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011  2,642  $12.48861 to  $13.14210 $33,532    0.06%   1.30%  to   2.85%   16.88% to   18.76%
December 31, 2010    396  $10.93130 to  $11.06626 $ 4,359    0.00%   1.30%  to   2.55%    9.31% to   10.66%

                                      A68

                               AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------     -----------------------------------------------
                                                      NET    INVESTMENT
                   UNITS           UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)      LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------    ----------------------  ------- ---------- -----------------  ------------------
                   WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (EXPIRED AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011      0     $       0 to  $       0 $     0   1.10%    1.50%  to   1.75%  -11.77% to  -11.63%
December 31, 2010     22     $14.22981 to  $14.47992 $   313   0.00%    1.50%  to   1.75%   22.51% to   22.65%

                         WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011     17     $12.31349 to  $12.56056 $   206   0.63%    1.50%  to   1.75%  -14.29% to  -14.08%
December 31, 2010     17     $14.36608 to  $14.61842 $   242   0.00%    1.50%  to   1.75%   20.88% to   21.01%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011    179     $ 1.82068 to  $ 1.86164 $   326   0.00%    1.50%  to   1.75%   -6.99% to   -6.75%
December 31, 2010    188     $ 1.95742 to  $ 1.99650 $   368   0.00%    1.50%  to   1.75%   26.08% to   26.21%

                         WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1****
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011      0     $11.51170 to  $11.51170 $     0   0.00%    1.75%  to   1.75%   -5.98% to   -5.98%
December 31, 2010      0     $12.24453 to  $12.24453 $     0   0.00%    0.00%  to   0.00%   27.64% to   27.64%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 201
                   -------------------------------------------------------------------------------------
December 31, 2011      6     $10.77879 to  $10.81752 $    61   0.89%    1.50%  to   1.75%   -8.65% to   -8.43%
December 31, 2010      6     $11.79975 to  $11.81311 $    71   0.00%    1.50%  to   1.75%   21.84% to   21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011  1,302     $11.89255 to  $12.08351 $15,604   0.00%    1.30%  to   2.85%   18.93% to   20.84%

                        AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011  4,835     $ 9.12583 to  $ 9.21697 $44,314   0.00%    0.85%  to   2.35%   -8.74% to   -7.82%

                    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011     25     $10.70255 to  $10.71170 $   268   0.00%    1.50%  to   1.75%    4.69% to    4.78%

                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011     36     $10.06003 to  $10.07683 $   360   0.00%    1.30%  to   2.25%    0.42% to    0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011     44     $10.06278 to  $10.07694 $   444   0.00%    1.30%  to   2.10%    0.35% to    0.48%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their

                                      A69
           investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.
       ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier B Series with HAV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier B Series with HAV
             Premier Bb Series with LT5 or HD5
             Premier Bb Series with HD GRO
             Premier Bb Series with HD GRO and HAV
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A70

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.60%     No Optional Benefits
             Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5 and GMIB and HAV
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO and HAV
             Premier L Series with HAV
             Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HAV
             Premier Bb Series with LT5 or HD5 and HAV
             Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             Premier L Series with HAV
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier Retirement B - With HD GRO II OR GRO Plus II
   1.95%     Premier Bb Series with GMIB and HDV or Combo
             Premier X Series with HAV
             Premier Bb Series with HD GRO and HAV
   2.00%     With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier B Series with LT5
             Premier B Series with HD5 and HAV
             Premier B Series with HD GRO and HAV

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------
   2.10%     With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier L Series with HD GRO and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and HAV
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier X Series with HD GRO and HAV
             Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with HD5 and HAV
             Premier L Series with HD GRO and HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus Enhanced - Bonus Version
             Premier X Series with LT5
             Premier X Series with HD5 and HAV
             Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A72

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A73

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2012

                                      A74

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2011 and 2010

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

Financial Statements                                                     Page #
--------------------                                                     ------

Management's Annual Report on Internal Control Over Financial Reporting    B-2

Financial Statements:

Statements of Financial Position--December 31, 2011 and 2010               B-3

Statements of Operations and Comprehensive Income
Years ended December 31, 2011, 2010 and 2009                               B-4

Statements of Stockholder's Equity
Years ended December 31, 2011, 2010 and 2009                               B-5

Statements of Cash Flows
Years ended December 31, 2011, 2010 and 2009                               B-6

Notes to Financial Statements                                              B-7

Report of Independent Registered Public Accounting Firm                   B-73

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 9, 2012

PART I-FINANCIAL INFORMATION

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2011 and 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   2011       2010
                                                                                                ---------- ----------
ASSETS
Fixed maturities available for sale, at fair value (amortized cost: 2011 - $ 1,132,908; 2010 -
 $1,007,655)                                                                                    $1,219,904 $1,064,541
Equity securities available for sale, at fair value (cost: 2011 - $1,521; 2010 - $2,301)             1,420      2,074
Trading account assets, at fair value                                                                1,569          0
Policy loans                                                                                       177,162    175,514
Short-term investments                                                                               1,069      7,409
Commercial mortgage and other loans                                                                230,201    182,437
Other long-term investments                                                                         29,075     16,913
                                                                                                ---------- ----------
  Total investments                                                                              1,660,400  1,448,888
Cash and cash equivalents                                                                           26,723     87,961
Deferred policy acquisition costs                                                                  262,895    271,179
Accrued investment income                                                                           17,275     16,365
Reinsurance recoverables                                                                           522,762    419,858
Receivables from parents and affiliates                                                             23,148     25,833
Deferred sales inducements                                                                          48,101     51,106
Other assets                                                                                         8,830      8,293
Separate account assets                                                                          6,258,008  5,038,051
                                                                                                ---------- ----------
Total Assets                                                                                     8,828,142  7,367,534
                                                                                                ========== ==========

LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                  1,133,080  1,054,013
Future policy benefits and other policyholder liabilities                                          691,967    503,354
Cash collateral for loaned securities                                                               17,012        413
Securities sold under agreements to repurchase                                                       3,216      2,957
Income taxes                                                                                        23,178     86,999
Short-term debt to affiliates                                                                       26,000          0
Long-term debt to affiliates                                                                        44,000          0
Payables to parent and affiliates                                                                    2,267      5,837
Other liabilities                                                                                   67,081    109,969
Separate account liabilities                                                                     6,258,008  5,038,051
                                                                                                ---------- ----------
Total Liabilities                                                                                8,265,809  6,801,593
                                                                                                ---------- ----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($5 par value;
  400,000 shares, authorized,
  issued and outstanding)                                                                            2,000      2,000
Additional paid-in capital                                                                         207,928    169,742
Retained earnings                                                                                  305,281    365,068
Accumulated other comprehensive income                                                              47,124     29,131
                                                                                                ---------- ----------
Total Equity                                                                                       562,333    565,941
                                                                                                ---------- ----------
TOTAL LIABILITIES AND EQUITY                                                                    $8,828,142 $7,367,534
                                                                                                ========== ==========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income (Loss)
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                          2011      2010      2009
                                                                                       ---------  --------  --------
REVENUES
Premiums                                                                               $  15,305  $ 14,733  $ 17,031
Policy charges and fee income                                                            113,472    53,611    69,199
Net investment income                                                                     77,556    77,044    69,944
Asset administration fees                                                                 21,630    11,084     7,114
Other income                                                                               3,253     4,915     4,779
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                           (7,483)  (21,164)  (14,461)
  Other-than-temporary impairments on fixed maturity securities transferred to Other
   Comprehensive Income                                                                    7,215    18,612     8,391
  Other realized investment gains (losses), net                                         (109,788)   59,567    19,584
                                                                                       ---------  --------  --------
    Total realized investment gains (losses), net                                       (110,056)   57,015    13,514
                                                                                       ---------  --------  --------
Total Revenues                                                                           121,160   218,402   181,581
                                                                                       ---------  --------  --------
BENEFITS AND EXPENSES
Policyholders' benefits                                                                   27,226      (198)   26,062
Interest credited to policyholders' account balances                                      62,222    37,125    38,735
Amortization of deferred policy acquisition costs                                         90,046     8,662    16,370
General, administrative and other expenses                                                50,061    41,997    30,157
                                                                                       ---------  --------  --------
Total Benefits And Expenses                                                              229,555    87,586   111,324
                                                                                       ---------  --------  --------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                       (108,395)  130,816    70,257
                                                                                       ---------  --------  --------

Income Taxes:
  Current                                                                                   (715)   23,841    20,362
  Deferred                                                                               (47,893)   15,967    (1,376)
                                                                                       ---------  --------  --------
Income tax (benefit) expense                                                             (48,608)   39,808    18,986
                                                                                       ---------  --------  --------
NET INCOME (LOSS)                                                                      $ (59,787) $ 91,008  $ 51,271
                                                                                       =========  ========  ========
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                   (32)      (34)       60
    Unrealized investment gains (losses) for the period                                   21,317    19,876    76,123
    Reclassification adjustment for (gains) losses included in net income                  6,397     6,670     5,436
                                                                                       ---------  --------  --------
  Net unrealized investment gains (losses)                                                27,714    26,546    81,559
                                                                                       ---------  --------  --------
Other comprehensive income (loss), before tax:                                            27,682    26,512    81,619
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustment                                                  (11)      (12)       21
    Net unrealized investment gains                                                        9,700     9,291    28,546
     Total                                                                                 9,689     9,279    28,567
                                                                                       ---------  --------  --------
Other comprehensive income (loss), net of tax:                                            17,993    17,233    53,052
                                                                                       ---------  --------  --------
COMPREHENSIVE INCOME (LOSS)                                                            $ (41,794) $108,241  $104,323
                                                                                       =========  ========  ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                      Accumulated
                                                                Additional               Other
                                                         Common  Paid-in   Retained  Comprehensive  Total
                                                         Stock   Capital   Earnings  Income (Loss)  Equity
                                                         ------ ---------- --------  ------------- --------
Balance, December 31, 2008                               $2,000  $168,998  $273,964    $(30,644)   $414,318
Cumulative effect of adoption of accounting principle         -         -   (54,908)     (6,777)    (61,685)
Impact of adoption of new guidance for other-than-
 temporary impairments of debt securities, net of taxes       -         -     3,733      (3,733)          -
Comprehensive income:
  Net income (loss)                                           -         -    51,271           -      51,271
  Other comprehensive income (loss), net of taxes             -         -         -      53,052      53,052
                                                                                                   --------
Total comprehensive income                                              -         -           -     104,323
                                                         ------  --------  --------    --------    --------
Balance, December 31, 2009                               $2,000  $168,998  $274,060    $ 11,898    $456,956
Affiliated Asset Transfers                                    -       744         -           -         744
Comprehensive income:
  Net income (loss)                                           -         -    91,008           -      91,008
  Other comprehensive income (loss), net of taxes             -         -         -      17,233      17,233
                                                         ------  --------  --------    --------    --------
Total comprehensive income                                              -         -           -     108,241
                                                         ------  --------  --------    --------    --------
Balance, December 31, 2010                               $2,000  $169,742  $365,068    $ 29,131    $565,941
Contributed Capital                                           -    38,000         -           -      38,000
Affiliated Asset Transfers                                    -       186         -           -         186
Comprehensive income:
  Net income (loss)                                           -         -   (59,787)          -     (59,787)
  Other comprehensive income (loss), net of taxes             -         -         -      17,993      17,993
                                                                                                   --------
Total comprehensive income                                              -         -           -     (41,794)
                                                         ------  --------  --------    --------    --------
Balance, December 31, 2011                               $2,000  $207,928  $305,281    $ 47,124    $562,333
                                                         ======  ========  ========    ========    ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                                  2011       2010       2009
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $ (59,787) $  91,008  $  51,271
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                  (25,622)   (13,636)   (15,562)
  Interest credited to policyholders' account balances                                            62,222     37,125     38,735
  Realized investment (gains) losses, net                                                        110,056    (57,015)   (13,514)
  Amortization and other non-cash items                                                           (2,359)    (3,906)      (271)
  Change in:
   Future policy benefits and other insurance liabilities                                         93,600     90,575     71,430
   Reinsurance recoverables                                                                     (127,939)   (97,731)   (65,542)
   Accrued investment income                                                                        (910)       468     (1,809)
   Receivables from parent and affiliates                                                          2,213     (6,108)    15,115
   Payables to parent and affiliates                                                              (3,569)     1,643     (5,628)
   Deferred policy acquisition costs                                                                 (25)   (61,853)   (28,815)
   Income taxes payable                                                                          (73,506)    10,966      4,611
   Deferred sales inducements                                                                    (22,392)   (21,594)    (8,689)
   Other, net                                                                                    (13,260)    15,508     (8,966)
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $ (61,278) $ (14,550) $  32,366
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 171,016  $ 211,850  $ 254,335
   Short-term investments                                                                         21,230     42,060     47,394
   Policy loans                                                                                   20,142     17,827     20,554
   Commercial mortgage and other loans                                                            27,533     28,189     10,212
   Other long-term investments                                                                     1,373      1,591        846
   Equity securities, available for sale                                                             474      2,000          -
  Payments for the purchase/origination of:
   Fixed maturities, available for sale                                                         (293,216)  (190,281)  (412,550)
   Short-term investments                                                                        (14,899)   (21,491)   (67,219)
   Policy loans                                                                                  (14,130)   (15,966)   (13,030)
   Commercial mortgage and other loans                                                           (75,298)   (41,700)   (31,684)
   Other long-term investments                                                                    (7,533)    (8,609)      (612)
   Equity securities, available for sale                                                          (1,347)      (158)         -
  Notes receivable from parent and affiliates, net                                                 1,334     13,926      2,907
  Other                                                                                               24        320        616
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $(163,297) $  39,558  $(188,230)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 159,318  $ 171,435  $ 335,906
  Policyholders' account withdrawals                                                             (83,438)  (151,600)  (213,085)
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                     16,859    (29,304)    (5,954)
  Dividend to parent                                                                                   -          -          -
  Contributed capital                                                                             38,000         10          -
  Affiliated asset transfers                                                                         186          -          -
  Net change in financing arrangements (maturities 90 days or less)                              (11,588)    39,811      1,787
  Net change in long-term borrowing                                                               44,000          -          -
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $ 163,337  $  30,352  $ 118,654
                                                                                               ---------  ---------  ---------
  Net increase (decrease) in cash and cash equivalents                                           (61,238)    55,360    (37,210)
  Cash and cash equivalents, beginning of year                                                    87,961     32,601     69,811
                                                                                               ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $  26,723  $  87,961  $  32,601
                                                                                               =========  =========  =========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid                                                                            $  25,000  $  28,842  $  14,375
  Interest paid                                                                                $      98  $       4  $       7

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the "Company," is a wholly owned subsidiary of the Pruco Life Insurance Company, or "Pruco Life," which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance." Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." The Company sells variable annuities, universal life insurance, variable life insurance, and term life insurance, primarily through third party distributors only in New Jersey and New York, United States.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line in Pruco Life Insurance Company of New Jersey (and Pruco Life Insurance Company for the version of the product sold outside of New York). In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, PALAC will continue to accept subsequent purchase payments on in force contracts under existing annuity products. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. In addition, by limiting its variable annuity offerings to a single product line, the Prudential Annuities business unit of Prudential Financial expects to convey a more focused, cohesive image in the marketplace.

Basis of Presentation
The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments and Investment Related Liabilities
The Company's investments in debt and equity securities include fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available for sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)."

Equity securities available for sale are comprised of common stock and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Trading account assets at fair value are comprised of perpetual preferred stock. Realized and unrealized gains and losses for these investments are reported in "Other income." Dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Other long-term investments consist of the derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)." Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Financial Statements. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances."

Other Assets and Other Liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance and annuity products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation on our term life products. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity products with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7, and certain unearned revenues.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from individual life products, other than interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC. Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

Asset Administration Fees
The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
13). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 5, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 4 and Note 5.

In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $91 and $95 million, an increase in "Policyholders' Account Balances" of less than $1 million for both periods, and a reduction in "Total equity" of $59 and $62 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $1 million and decreases of $11 and $6 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:

                                                   December 31, 2011
                                            -------------------------------
                                            -------------------------------
                                                As                  As
                                            Previously Effect of Currently
                                             Reported   Change   Reported
                                            ---------- --------- ----------
                                            -------------------------------
                                                    (in thousands)
    Deferred policy acquisition costs       $  354,167 $(91,272) $  262,895
    Total Assets                             8,919,414  (91,272)  8,828,142

    Policyholders' account balances          1,132,897      183   1,133,080
    Income taxes payable                        55,188  (32,010)     23,178
    Total Liabilities                        8,297,636  (31,827)  8,265,809

    Retained earnings                          370,352  (65,071)    305,281
    Accumulated other comprehensive income      41,498    5,626      47,124
    Total Equity                               621,778  (59,445)    562,333
    Total Liabilities and Equity            $8,919,414 $(91,272) $8,828,142

                                                   December 31, 2010
                                            -------------------------------
                                                As                  As
                                            Previously Effect of Currently
                                             Reported   Change   Reported
                                            ---------- --------- ----------
                                                    (in thousands)
    Deferred policy acquisition costs       $  365,970 $(94,791) $  271,179
    Total Assets                             7,462,325  (94,791)  7,367,534

    Policyholders' account balances          1,053,807      206   1,054,013
    Income taxes                               120,248  (33,249)     86,999
    Total Liabilities                        6,834,636  (33,043)  6,801,593

    Retained earnings                          430,663  (65,595)    365,068
    Accumulated other comprehensive income      25,284    3,847      29,131
    Total Equity                               627,689  (61,748)    565,941
    Total Liabilities and Equity            $7,462,325 $(94,791) $7,367,534

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Statements of Operations:

                                                       Year Ended December 31, 2011
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 113,444   $     28   $ 113,472
  Total revenues                                       121,132         28     121,160
Benefits and Expenses
Amortization of deferred policy acquisition costs      105,101    (15,055)     90,046
General, administrative and other expenses              35,785     14,276      50,061
  Total benefits and expenses                          230,334       (779)    229,555
Income From Operations Before Income Taxes            (109,202)       807    (108,395)
Income tax expense                                     (48,891)       283     (48,608)
Net Income                                           $ (60,311)  $    524   $ (59,787)

                                                       Year Ended December 31, 2010
                                                   ------------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 53,446    $    165    $ 53,611
  Total revenues                                      218,237         165     218,402
Benefits and Expenses
Amortization of deferred policy acquisition costs      12,821      (4,159)      8,662
General, administrative and other expenses             27,002      14,995      41,997
  Total benefits and expenses                          76,750      10,836      87,586
Income from Operations before Income Taxes            141,487     (10,671)    130,816
Income tax expense                                     43,542      (3,734)     39,808
Net Income                                           $ 97,945    $ (6,937)   $ 91,008

                                                       Year Ended December 31, 2009
                                                   ------------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 69,234     $   (35)   $ 69,199
  Total revenues                                      181,616         (35)    181,581
Benefits And Expenses
Amortization of deferred policy acquisition costs      22,842      (6,472)     16,370
General, administrative and other expenses             17,950      12,207      30,157
  Total benefits and expenses                         105,589       5,735     111,324
Income from Operations before Income Taxes             76,027      (5,770)     70,257
Income tax expense                                     21,006      (2,020)     18,986
Net Income                                           $ 55,021     $(3,750)   $ 51,271

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Statements of Cash Flows:

                                                    Year Ended December 31, 2011
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash Flows From Operating Activities
Net income                                        $(60,311)     $ 524     $(59,787)
Policy charges and fee income                      (25,594)       (28)     (25,622)
Change in:
  Deferred policy acquisition costs                    754       (779)         (25)
  Income taxes payable                             (73,789)       283      (73,506)
Cash flows from (used in) operating activities    $(61,278)     $   0     $(61,278)

                                                    Year Ended December 31, 2010
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash Flows From Operating Activities
Net income                                        $ 97,945     $(6,937)   $ 91,008
Policy charges and fee income                      (13,471)       (165)    (13,636)
Change in:
  Deferred policy acquisition costs                (72,689)     10,836     (61,853)
  Income taxes payable                              14,700      (3,734)     10,966
Cash flows from (used in) operating activities    $(14,550)    $     0    $(14,550)

                                                    Year Ended December 31, 2009
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash Flows from Operating Activities
Net income                                        $ 55,021     $(3,750)   $ 51,271
Policy charges and fee income                      (15,597)         35     (15,562)
Change in:
  Deferred policy acquisition costs                (34,550)      5,735     (28,815)
  Income taxes payable                               6,631      (2,020)      4,611
Cash flows from (used in) operating activities    $ 32,366     $     0    $ 32,366

Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (4)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $   29,889  $ 6,049     $    -   $   35,939   $     -
Obligations of U.S. states and their political
 subdivisions                                              -        -          -            -         -
Foreign government bonds                              20,868    2,163          -       23,030         -
Public utilities                                     119,583   10,810        225      130,169         -
All other corporate securities                       713,531   55,770        622      768,678       (45)
Asset-backed securities (1)                           72,050    1,647      2,065       71,632    (3,513)
Commercial mortgage-backed securities                 89,238    6,770          2       96,006         -
Residential mortgage-backed securities (2)            87,749    6,859        158       94,450      (391)
                                                  ----------  -------     ------   ----------   -------
Total fixed maturities, available-for-sale        $1,132,908  $90,068     $3,072   $1,219,904   $(3,949)
                                                  ==========  =======     ======   ==========   =======
Equity securities, available-for-sale
Common Stocks:
  Industrial, miscellaneous & other                      405        -         70          335
Non-redeemable preferred stocks                        1,116        1         32        1,085
                                                  ----------  -------     ------   ----------
Total equity securities, available-for-sale (3)   $    1,521  $     1     $  102   $    1,420
                                                  ==========  =======     ======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)During 2011, perpetual preferred stocks of $1.5 million were reclassified to "Trading Account Assets." Prior periods were not restated.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

    (4)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $3 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $   34,292  $ 2,199     $   41   $   36,450   $     -
Obligations of U.S. states and their political
 subdivisions                                              -        -          -            -         -
Foreign government bonds                              21,034    1,644          -       22,678         -
Corporate securities                                 707,754   47,472      2,945      752,281       (26)
Asset-backed securities (1)                           57,808    1,671      5,446       54,033    (8,856)
Commercial mortgage-backed securities                 97,467    5,721         87      103,101         -
Residential mortgage-backed securities (2)            89,300    6,746         48       95,998      (454)
                                                  ----------  -------     ------   ----------   -------
Total fixed maturities, available-for-sale        $1,007,655  $65,453     $8,567   $1,064,541   $(9,336)
                                                  ==========  =======     ======   ==========   =======
Equity securities, available-for-sale
Common Stocks:
  Industrial, miscellaneous & other                      226      178         29          375
Non-redeemable preferred stocks                          380        -        217          163
Perpetual preferred stocks                             1,695        -        159        1,536
                                                  ----------  -------     ------   ----------
Total equity securities available-for-sale        $    2,301  $   178     $  405   $    2,074
                                                  ==========  =======     ======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which, were not included in earnings. Amount excludes $5 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $   48,539 $   49,149

         Due after one year through five years      324,229    350,238

         Due after five years through ten years     354,984    385,295

         Due after ten years                        156,119    173,134

         Asset-backed securities                     72,050     71,632

         Commercial mortgage-backed securities       89,238     96,006

         Residential mortgage-backed securities      87,749     94,450
                                                 ---------- ----------
           Total                                 $1,132,908 $1,219,904
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                    2011      2010      2009
                                                                                  --------  --------  --------
                                                                                         (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $ 36,118  $ 35,017  $ 59,587
  Proceeds from maturities/repayments                                              135,127   157,785   194,623
  Gross investment gains from sales, prepayments, and maturities                     2,614     4,160     1,540
  Gross investment losses from sales and maturities                                    (88)      (83)   (3,027)
Equity securities, available-for-sale
  Proceeds from sales                                                             $      2  $      -  $      -
  Proceeds from maturities/repayments                                                  473     2,000         -
  Gross investment gains from sales                                                    368       139         -
  Gross investment losses from sales                                                     -         -         -
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $   (268) $ (2,554) $ (6,070)
  Writedowns for other-than-temporary impairment losses on equity securities      $   (326) $      -  $   (139)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). The net amount recognized in

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                                                Year Ended     Year Ended
                                                                                               December 31,   December 31,
                                                                                                   2011           2010
                                                                                              -------------- --------------
                                                                                              (in thousands) (in thousands)
Balance, beginning of period                                                                     $ 6,763        $ 7,431
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                           (3,643)        (1,059)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period (1)                                                                                        -           (992)
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                              -              -
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                            268          1,965
Increases due to the passage of time on previously recorded credit losses                            323            530
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                           (273)        (1,112)
                                                                                                 -------        -------
Balance, end of period                                                                           $ 3,438        $ 6,763
                                                                                                 =======        =======

    (1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets
The following table provides information relating to trading account assets, at fair value as of the dates indicated:

                                       December 31, 2011 December 31, 2010
                                       ----------------  -----------------
                                       Amortized  Fair   Amortized  Fair
                                         Cost     Value    Cost     Value
                                       ---------  ------ ---------  -----
                                                (in thousands)
         Equity securities (1)           1,695     1,569     -        -
                                        ------    ------    --       --
         Total trading account assets   $1,695    $1,569    $-       $-
                                        ======    ======    ==       ==

    (1)During 2011, perpetual preferred stocks of $1.5 million were reclassified from "Equity Securities, available-for-sale". Prior periods were not restated.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.1) million, $0.0 and $0.0 during the years ended December 31, 2011, 2010 and 2009, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows as of the dates indicated:

                                                                               2011                  2010
                                                                       --------------------  --------------------
                                                                           Amount     % of       Amount     % of
                                                                       (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Industrial buildings                                                      $ 42,883     18.5%    $ 35,745     19.4%
Retail                                                                      55,215     23.8       36,046     19.6
Apartments/Multi-Family                                                     37,689     16.3       25,340     13.8
Office buildings                                                            26,100     11.3       30,468     16.6
Hospitality                                                                 14,475      6.2       10,273      5.6
Other                                                                       37,150     16.0       33,834     18.4
                                                                          --------    -----     --------    -----
Total commercial mortgage loans                                            213,512     92.2      171,706     93.4
Agricultural property loans                                                 18,098      7.8       12,140      6.6
                                                                          --------    -----     --------    -----
Total commercial mortgage and agricultural loans by property type          231,610    100.0%     183,846    100.0%
                                                                          ========    =====     ========    =====
Valuation allowance                                                         (1,410)               (1,409)
                                                                          --------              --------
Total net commercial and agricultural mortgage loans by property type     $230,200              $182,437
                                                                          ========              ========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in Florida (10%), Texas (9%), and New Jersey (9%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, 2011, 2010 and 2009, is as follows:

                                                   2011 (2) 2010 (2) 2009 (2)
                                                   -------- -------- --------
                                                         (in thousands)
   Allowance for losses, beginning of year          $1,409   $2,379   $1,444
   Addition to / (release of) allowance of losses        1     (970)     935
                                                    ------   ------   ------
   Allowance for losses, end of year (1)            $1,410   $1,409   $2,379
                                                    ======   ======   ======

    (1)Agricultural loans represent $0.02 million, $0.02 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.
    (2)Valuation allowances for 2011 and 2010 are presented in a format consistent with new disclosure requirements under the updated guidance issued by FASB in 2011. Valuation allowances for 2009 are provided consistent with the prior presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31, 2011 and 2010:

                                                           December 31, 2011 December 31, 2010
                                                           ----------------- -----------------
                                                                       Total Loans
                                                                     (in thousands)
Allowance for Credit Losses:
Ending Balance: individually evaluated for impairment (1)      $      -          $    424
Ending Balance: collectively evaluated for impairment (2)         1,410               985
                                                               --------          --------
Total ending balance                                           $  1,410          $  1,409
                                                               ========          ========

Recorded Investment: (3)
Ending balance: individually evaluated for impairment (1)      $      -          $  3,847
Ending balance: collectively evaluated for impairment (2)       231,612           179,999
                                                               --------          --------
Total ending balance, gross of reserves                        $231,612          $183,846
                                                               ========          ========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011 and December 31, 2010.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $18 million and $12 million and related allowance of $0.0 million at December 31, 2011 and December 31, 2010, respectively.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.

As of December 31, 2011, there were no impaired commercial mortgage loans identified in management's specific review. As of December 31, 2011 impaired commercial mortgage loans identified in management's specific review of probable loan losses consisted of Hospitality commercial mortgage loans with a recorded investment of $3.8 million, an unpaid principal balance of $3.8 million and the related allowance for losses was $0.4 million. Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of December 31, 2011 and December 31, 2010, the Company held no such loans. See
Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and 2010, 94% of the $232 million recorded investment and 90% of the $184 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and 2010, 99% and 98% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2011, approximately $2 million or 1% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2010, approximately $8 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


As of December 31, 2011 and 2010, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

Commercial mortgage and other loans on nonaccrual status as of December 31, 2011 and 2010, $3.2 million and $3.8 million, respectively, primarily related to Hospitality. See Note 2 for further discussion regarding nonaccrual status loans.

For the year ended December 31 2011, there were no commercial mortgage and other loans sold or acquired.

Other Long term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                       2011    2010
                                                      ------- -------
                                                      (in thousands)
           Company's investment in Separate accounts  $ 1,662 $ 1,893
           Joint ventures and limited partnerships     20,725  15,020
           Derivatives (1)                              6,688       -
                                                      ------- -------
           Total other long-term investments          $29,075 $16,913
                                                      ======= =======

    (1)A derivative balance of $(0.9) million at December 31, 2010 was reclassed to Other Liabilities.

Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                   2011     2010     2009
                                                 -------  -------  -------
                                                       (in thousands)
    Fixed maturities, available-for-sale         $57,285  $57,502  $53,615
    Equity securities, available-for-sale             12      148      218
    Trading account assets                            11        -        -
    Commercial mortgage and other loans           12,187   11,264    9,822
    Policy loans                                   9,503    9,363    9,177
    Short-term investments and cash equivalents       85      129      434
    Other long-term investments                    1,718    1,691     (666)
                                                 -------  -------  -------
    Gross investment income                       80,801   80,097   72,600
    Less: investment expenses                     (3,245)  (3,053)  (2,656)
                                                 -------  -------  -------
    Net investment income                        $77,556  $77,044  $69,944
                                                 =======  =======  =======

Carrying value for non-income producing assets included in fixed maturities totaled $0 million as of December 31, 2011. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2011.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                     2011     2010     2009
                                                  ---------  ------- -------
                                                        (in thousands)
  Fixed maturities                                $   2,257  $ 1,523 $(7,557)
  Equity securities                                      42      139    (138)
  Commercial mortgage and other loans                    (1)     970    (935)
  Short-term investments and cash equivalents             -        5       -
  Joint ventures and limited partnerships               (44)       -    (124)
  Derivatives                                      (112,310)  54,378  22,268
                                                  ---------  ------- -------
      Realized investment gains (losses), net     $(110,056) $57,015 $13,514
                                                  =========  ======= =======

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)," or "AOCI." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                     Investments     and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $      -            $  -             $-         $     -        $     -
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (4,049)            290              -           1,316         (2,443)
Cumulative impact of the
 retrospective adoption of new
 authoritative guidance on
 January 1, 2012                             -               -              -               -              -
Net investment gains (losses) on
 investments arising during the
 period                                  4,471               -              -          (1,565)         2,906
Reclassification adjustment for
 OTTI losses included in net
 income                                  5,080               -              -          (1,778)         3,302
Reclassification adjustment for
 OTTI gains excluded from net
 income(1)                             (11,483)              -              -           4,019         (7,464)

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                     Investments     and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -             2,598               -        (909)          1,689
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account balance              -                 -          (1,378)        482            (896)
                                       -------           -------         -------      ------         -------
Balance, December 31, 2009             $(5,981)          $ 2,888         $(1,378)     $1,565         $(2,906)
                                       -------           -------         -------      ------         -------
Net investment gains (losses) on
 investments arising during the
 period                                   (821)                -               -         287            (534)
Reclassification adjustment for
 OTTI losses included in net
 income                                  2,504                 -               -        (876)          1,628
Reclassification adjustment for
 OTTI gains excluded from net
 income(1)                                 (11)                -               -           4              (7)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -            (1,040)              -         364            (676)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -             594        (208)            386
                                       -------           -------         -------      ------         -------
Balance, December 31, 2010             $(4,309)          $ 1,848         $  (784)     $1,136         $(2,109)
                                       -------           -------         -------      ------         -------
Net investment gains (losses) on
 investments arising during the
 period                                    843                 -               -        (295)            548
Reclassification adjustment for
 OTTI losses included in net
 income                                  2,049                 -               -        (717)          1,332
Reclassification adjustment for
 OTTI gains excluded from net
 income(1)                                   -                 -               -           -               -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -            (1,109)              -         388            (721)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -             642        (225)            417
                                       -------           -------         -------      ------         -------
Balance, December 31, 2011             $(1,417)          $   739         $  (142)     $  287         $  (533)
                                       =======           =======         =======      ======         =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                   Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $(70,920)         $ 41,193        $(17,457)    $ 16,514       $(30,670)
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (2,016)               33               -          694         (1,289)
Cumulative impact of the
 retrospective adoption of new
 authoritative guidance on
 January 1, 2012                             -           (10,502)             74        3,650         (6,778)
Net investment gains (losses) on
 investments arising during the
 period                                 91,116                 -               -      (31,891)        59,225
Reclassification adjustment for
 (gains) losses included in net
 income                                  2,616                 -               -         (916)         1,700
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                              11,483                 -               -       (4,019)         7,464
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -           (46,579)              -       16,303        (30,276)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -          23,632       (8,271)        15,361
                                      --------          --------        --------     --------       --------
Balance, December 31, 2009            $ 32,279          $(15,855)       $  6,249     $ (7,936)      $ 14,737
Net investment gains (losses) on
 investments arising during the
 period                                 24,868                 -               -       (8,704)        16,164
Reclassification adjustment for
 (gains) losses included in net
 income                                  4,166                 -               -       (1,458)         2,708
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                  11                 -               -           (4)             7
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -            (8,437)              -        2,953         (5,484)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -           4,712       (1,649)         3,063
                                      --------          --------        --------     --------       --------
Balance, December 31, 2010            $ 61,324          $(24,292)       $ 10,961     $(16,798)      $ 31,195
Net investment gains (losses) on
 investments arising during the
 period                                 23,930                 -               -       (8,376)        15,555

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                  Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Reclassification adjustment for
 (gains) losses included in net
 income                                 4,348                 -               -       (1,522)         2,826
Reclassification adjustment for
 OTTI losses excluded
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                      -            (7,406)              -        2,592         (4,814)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                   -                 -           4,418       (1,546)         2,872
                                      -------          --------         -------     --------        -------
Balance, December 31, 2011            $89,602          $(31,698)        $15,379     $(25,649)       $47,634
                                      =======          ========         =======     ========        =======

    (1)Include cash flow hedges. See Note 5 for information on cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $(1,417)     $(4,309)     $(5,981)
Fixed maturity securities, available for sale-all other                 88,414       61,195       31,975
Equity securities, available for sale                                     (100)        (227)        (177)
Derivatives designated as cash flow hedges (1)                            (630)      (1,100)        (675)
Other investments                                                        1,918        1,456        1,156
                                                                       -------      -------      -------
Net unrealized gains (losses) on investments                           $88,185      $57,015      $26,298
                                                                       =======      =======      =======

    (1)See Note 5 for more information on cash flow hedges.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at December 31:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $     -      $    -      $    -     $    -    $     -     $    -
Corporate securities                        31,041         670         998        177     32,039        847
Commercial mortgage-backed
 securities                                      -           -       1,051          2      1,051          2
Asset-backed securities                     33,246         285       7,384      1,780     40,630      2,065
Residential mortgage-backed securities       4,367         158           -          -      4,367        158
                                           -------      ------      ------     ------    -------     ------
Total                                      $68,654      $1,113      $9,433     $1,959    $78,087     $3,072
                                           =======      ======      ======     ======    =======     ======

                                                                  December 31, 2010
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $ 2,078      $   41     $     -     $    -    $  2,078    $   41
Corporate securities                        73,679       2,524       6,545        421      80,224     2,945
Asset-backed securities                     10,608         169      16,442      5,277      27,050     5,446
Commercial mortgage-backed
 securities                                  7,148          87           -          -       7,148        87
Residential mortgage-backed securities       3,219          48           -          -       3,219        48
                                           -------      ------     -------     ------    --------    ------
Total                                      $96,732      $2,869     $22,987     $5,698    $119,719    $8,567
                                           =======      ======     =======     ======    ========    ======

The gross unrealized losses at December 31, 2011 and December 31, 2010 are composed of $1 million and $6 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $2 million and $3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $1.6 million of the gross unrealized losses represented declines in value of greater than 20%, $0.1 million of which had been in that position for less than six months, as compared to $5 million at December 31, 2010 that represented declines in value of greater than 20%, none of which had been in that position for less than six months. At December 31, 2011 and December 31, 2010, the $2 million and $6 million, respectively, of gross unrealized losses of twelve months or more were concentrated in asset backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 and

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

Duration of Gross Unrealized Loss Positions for Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at December 31:

                                                               December 31, 2011
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale     $316         $102       $    -      $  -      $  316      $102
                                          ====         ====       ======      ====      ======      ====

                                                               December 31, 2010
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale     $255         $245       $1,536      $160      $1,791      $405
                                          ====         ====       ======      ====      ======      ====

At December 31, 2011, $99 thousand of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than nine months. At December 31, 2010, $245 thousand of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than six months. Included in the December 31, 2010 table above are perpetual preferred securities. Perpetual preferred securities have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2011 and December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2011 and December 31, 2010.

Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                               2011    2010
                                                              ------- ------
                                                              (in thousands)
   Fixed maturity securities, available for sale - all other  $19,670 $3,314
                                                              ------- ------
   Total securities pledged                                   $19,670 $3,314
                                                              ======= ======

As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $20.2 million. Of this amount, $3.2 million was "Securities sold under agreements to repurchase" and $17.0 million was "Cash collateral for loaned securities. As of December 31, 2010, the carrying amount of the associated liabilities supported by the pledged collateral was $3.4 million. Of this amount, $3.0 million was "Securities sold under agreements to repurchase" and $0.4 million was "Cash collateral for loaned securities."

Fixed maturities of $0.5 million at December 31, 2010 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                                            2011      2010      2009
                                                                          --------  --------  --------
                                                                                 (in thousands)
Balance, beginning of year                                                $271,179  $218,756  $232,145
Capitalization of commissions, sales and issue expenses                     90,072    70,516    44,965
Amortization- Impact of assumption and experience unlocking and true-ups      (983)   13,484    11,607
Amortization- All other                                                    (89,063)  (22,147)  (27,976)
Change in unrealized investment gains/(losses)                              (8,310)   (9,430)  (41,985)
                                                                          --------  --------  --------
Balance, end of year                                                      $262,895  $271,179  $218,756
                                                                          ========  ========  ========

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with Prudential Arizona Reinsurance Captive Company, or "PARCC," and Prudential Arizona Reinsurance Term Company, or "PAR TERM" as discussed in Note 13.

Ceded capitalization was $19 million, $29 million and $15 million in 2011, 2010 and 2009, respectively. Ceded amortization relating to this treaty included amounted to $7 million, $9 million and $8 million in 2011, 2010 and 2009, respectively.

5. POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                   2011     2010
                                                 -------- --------
                                                   (in thousands)
            Life insurance                       $602,884 $534,286
            Individual annuities                    6,744    6,149
            Policy claims and other liabilities    82,339  (37,081)
                                                 -------- --------
            Total future policy benefits         $691,967 $503,354
                                                 ======== ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50 %.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of the present value range from 1.65% to 7.25%, with 0% of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed more fully in Note 7. The interest rates used in the determination of the present values range from 1.39% to 5.88%.

Policyholders' Account Balances
Policyholders' account balances at December 31 are as follows:

                                                    2011       2010
                                                 ---------- ----------
                                                    (in thousands)
          Interest-sensitive life contracts      $  794,528 $  723,739
          Individual annuities                      207,149    210,671
          Guaranteed interest accounts               38,125     38,713
          Other                                      93,278     80,890
                                                 ---------- ----------
          Total policyholders' account balances  $1,133,080 $1,054,013
                                                 ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates for interest-sensitive contracts range from 3.00% to 4.60%. Interest crediting rates for individual annuities range from 1.00% to 4.93%. Interest crediting rates for guaranteed interest accounts range from 1.25% to 5.25%. Interest crediting rates range from 1.00% to 3.50% for other.

6. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, PARCC, Pruco Re, PAR TERM, through various plans of reinsurance, primarily on a yearly renewable term and coinsurance basis. This reinsurance provides risk diversification, additional capacity for future growth and limits the maximum net loss potential. For coinsurance agreements, all significant risks are ceded to the reinsurer, including mortality, investment, and lapse risk. For yearly renewable term agreements, mortality risk is the primary risk ceded to the reinsurer. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. We believe a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income (Loss) for the years ended December 31 are below:

                                                                     2011       2010       2009
                                                                  ---------  ---------  ---------
                                                                           (in thousands)
Direct premiums                                                   $ 167,113  $ 164,009  $ 158,678
Reinsurance ceded                                                  (151,808)  (149,276)  (141,647)
                                                                  ---------  ---------  ---------
  Premiums                                                        $  15,305  $  14,733  $  17,031
                                                                  =========  =========  =========
Direct policy charges and fees                                    $ 161,829  $ 120,146  $ 108,396
Reinsurance ceded                                                   (48,357)   (66,535)   (39,197)
                                                                  ---------  ---------  ---------
  Policy charges and fees                                         $ 113,472  $  53,611  $  69,199
                                                                  =========  =========  =========
Policyholders' benefits ceded                                     $ 100,442  $  95,634  $  81,364
                                                                  =========  =========  =========
Realized capital gains (losses) net, associated with derivatives  $ (26,567) $    (407) $ (44,367)
                                                                  =========  =========  =========

Realized investment gains and losses include the reinsurance of certain of the Company's embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options to Pruco Re. The reinsurance agreements contain derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables included in the Company's Statements of Financial Position at December 31, 2011 and 2010 were as follows:

                                                December 31, December 31,
                                                    2011         2010
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated          $467,687     $407,516
      Domestic individual annuities-affiliated      53,696       11,110
      Domestic life insurance-unaffiliated           1,379        1,233
                                                  --------     --------
                                                  $522,762     $419,859
                                                  ========     ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


Substantially all reinsurance contracts are with affiliates as of December 31, 2011 and 2010. These contracts are described further in Note 13 of the Financial Statements.

The gross and net amounts of life insurance face amount in force as of December 31, 2011 and 2010 were as follows:

                                               2011          2010          2009
                                           ------------  ------------  ------------
                                                        (in thousands)
Gross life insurance face amount in force  $ 97,879,303  $ 96,896,483  $ 95,400,464
Reinsurance ceded                           (88,113,164)  (86,500,898)  (86,036,509)
                                           ------------  ------------  ------------
Net life insurance face amount in force    $  9,766,139  $ 10,395,585  $  9,363,955
                                           ============  ============  ============

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2011, 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                       December 31, 2011           December 31, 2010
                                                  --------------------------- ---------------------------
                                                    In the          At          In the          At
                                                   Event of   Annuitization/   Event of   Annuitization/
                                                    Death    Accumulation (1)   Death    Accumulation (1)
                                                  ---------- ---------------- ---------- ----------------
                                                                      (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                                     $2,989,255   $       N/A    $1,973,903   $       N/A
Net amount at risk                                $   72,823   $       N/A    $    8,252   $       N/A
Average attained age of contractholders                   74           N/A            60           N/A
Minimum return or contract value
Account value                                     $1,290,856   $ 3,691,282    $1,036,830   $ 2,392,669
Net amount at risk                                $   91,715   $   249,224    $   36,926   $    65,120
Average attained age of contract holders                  72            59            64            59
Average period remaining until earliest expected
 annuitization                                           N/A    0.63 years           N/A    1.58 years

    (1)Includes income and withdrawal benefits as described herein

                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities  ---------------- -------------- ---------------- --------------
        Account value                $14,074         $14,428         $15,104         $15,827

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


                                                                        December 31, December 31,
                                                                            2011         2010
                                                                        ------------ ------------
                                                                          In the Event of Death
                                                                        -------------------------
                                                                             (in thousands)
  Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                    $  576,747   $  569,060
General account value                                                     $  217,849   $  194,596
Net amount at risk                                                        $6,137,072   $6,039,086
Average attained age of contract holders                                    50 years     49 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $1,913,597        $1,677,692
            Bond funds              1,972,145        $  968,140
            Money market funds        197,699           165,075
                                   ----------        ----------
            Total                  $4,083,441        $2,810,907
                                   ==========        ==========

In addition to the above mentioned amounts invested in separate account investment options, $196.7 million and $199.8 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2011 and 2010, respectively.

Liabilities for Guaranteed Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                 GMWB-GMIWB-
                                               GMDB                   GMIB          GMAB       Total
                                    --------------------------  ---------------- ----------- --------
                                               Variable Life,
                                             Variable Universal
                                    Variable  Life & Universal
                                    Annuity         Life        Variable Annuity
                                                              (in thousands)
Balance as of December 31, 2008     $ 5,593       $11,276            $1,802       $ 63,903   $ 82,574
  Incurred guarantee benefits (1)    (1,821)        6,217              (489)       (66,315)   (62,408)
  Paid guarantee benefits            (2,288)         (250)               --             --     (2,538)
                                    -------       -------            ------       --------   --------
Balance as of December 31, 2009     $ 1,484       $17,243            $1,313       $ (2,412)  $ 17,628
  Incurred guarantee benefits (1)       217         1,143               (77)       (38,904)   (37,621)
  Paid guarantee benefits              (861)           --                --             --       (861)
                                    -------       -------            ------       --------   --------
Balance as of December 31, 2010     $   840       $18,386            $1,236       $(41,316)  $(20,854)
  Incurred guarantee benefits (1)     1,248         6,053               318        118,312    125,931
  Paid guarantee benefits              (683)           --                --             --       (683)
                                    -------       -------            ------       --------   --------
Balance as of December 31, 2011     $ 1,405       $24,439            $1,554       $ 76,996   $104,394
                                    =======       =======            ======       ========   ========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMIWB features, taken collectively, provides a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                            2011      2010     2009
                                                                          --------  -------  -------
                                                                                (in thousands)
Balance, beginning of year                                                $ 51,106  $30,265  $28,015
Capitalization                                                              22,596   21,594    8,689
Amortization- Impact of assumption and experience unlocking and true-ups    (2,290)     874      822
Amortization- All other                                                    (23,105)  (1,579)  (5,485)
Change in unrealized investment gains and (losses)                            (206)     (48)  (1,776)
                                                                          --------  -------  -------
Balance, end of year                                                      $ 48,101  $51,106  $30,265
                                                                          ========  =======  =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS


The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $13 million, $52 million, and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory surplus of the Company amounted to $260 million and $216 million at December 31, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is $26 million capacity to pay a dividend in 2012 without prior approval. The Company did not pay any dividends in 2011.

9. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                           2011     2010     2009
                                                                         --------  ------- -------
                                                                               (in thousands)
Current tax expense (benefit):
  U.S.                                                                   $   (715) $23,841 $20,362
                                                                         --------  ------- -------
Total                                                                        (715)  23,841  20,362
                                                                         --------  ------- -------
Deferred tax expense (benefit):
  U.S.                                                                    (47,893)  15,967  (1,376)
                                                                         --------  ------- -------
Total                                                                     (47,893)  15,967  (1,376)
                                                                         --------  ------- -------
Total income tax expense (benefit) on income from continuing operations   (48,608)  39,808  18,986
Other comprehensive income (loss)                                           9,689    9,279  28,567
Cumulative effect of changes in accounting policy                              --       --   2,010
                                                                         --------  ------- -------
Total income tax expense (benefit) on continuing operations              $(38,919) $49,087 $49,563
                                                                         ========  ======= =======

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of ($109.2) million, $141.5 million and $76.0 million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                           2011      2010     2009
                                                                         --------  -------  -------
                                                                               (in thousands)
Expected federal income tax expense (benefit)                            $(37,938) $45,784   24,591
Non-taxable investment income                                              (7,885)  (4,449)  (3,240)
Tax Credits                                                                (1,368)    (362)    (195)
Expiration of statute of limitations and related interest                       -        -   (2,695)
Other                                                                      (1,417)  (1,165)     525
                                                                         --------  -------  -------
Total income tax expense (benefit) on income from continuing operations  $(48,608) $39,808  $18,986
                                                                         ========  =======  =======

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    --------  --------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $ 47,597  $  3,398
           Investments                                 4,696        --
           Other                                         929     7,252
                                                    --------  --------
           Deferred tax assets                      $ 53,222  $ 10,650
                                                    --------  --------
         Deferred tax liabilities                   $      0
             Deferred acquisition costs             $ 46,444  $ 52,192
             Investments                            $      0     1,159
             Net Unrealized gains on securities       31,085    20,341
             Deferred Annuity Bonus                   16,835    17,887
             Deferred tax liabilities               $ 94,364  $ 91,579
                                                    --------  --------
         Net deferred tax asset (liability)         $(41,142) $(80,929)
                                                    ========  ========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, and 2010.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's unrecognized tax benefits for the periods indicated are as follows:

                                                                                         Unrecognized    Total
                                                                           Unrecognized  tax benefits unrecognized
                                                                           tax benefits    2002 and   tax benefits
                                                                           prior to 2002   forward     all years
                                                                           ------------- ------------ ------------
                                                                                       (in thousands)
Amounts as of December 31, 2008                                               $ 3,596      $ 1,517      $ 5,113
Increases in unrecognized tax benefits taken in prior period                        -         (210)        (210)
(Decreases) in unrecognized tax benefits taken in prior period                      -            -            -
Settlements with taxing authorities                                                 -            -            -
(Decreases) in unrecognized tax benefits as a result of lapse of the
 applicable statute of limitations                                             (2,107)           -       (2,107)
                                                                              -------      -------      -------
Amounts as of December 31, 2009                                               $ 1,489      $ 1,307      $ 2,796
Increases in unrecognized tax benefits taken in prior period                        -            -            -
(Decreases) in unrecognized tax benefits taken in prior period                      -       (1,177)      (1,177)
                                                                              -------      -------      -------
Amounts as of December 31, 2010                                               $ 1,489      $   130      $ 1,619
Increases in unrecognized tax benefits taken in prior period                        -            -            -
(Decreases) in unrecognized tax benefits taken in prior period                 (1,489)         (17)      (1,506)
                                                                              -------      -------      -------
Amounts as of December 31, 2011                                               $     -      $   113      $   113
                                                                              =======      =======      =======
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2009                                       $ 1,489      $     -      $ 1,489
                                                                              =======      =======      =======
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2010                                       $ 1,489      $     -      $ 1,489
                                                                              =======      =======      =======
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2011                                       $(1,489)     $     -      $(1,489)
                                                                              =======      =======      =======

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the financial statements for tax-related interest and penalties for the years ended
December 31, are as follows:

                                                                                          2011   2010    2009
                                                                                          ---- -------  ------
                                                                                             (in thousands)
Interest and penalties recognized in the statements of operations                          $-  $(1,100) $  400
Interest and penalties recognized in liabilities in the statements of financial position   $-  $     -  $1,100

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2002 tax year expired on April 30, 2009. The Federal statute of limitations for the 2003 tax year expired on July 31, 2009. The Federal statute of limitations for the 2004 through 2007 tax years will expire in June 2012, unless extended. Tax years 2008 through 2010 are still open for IRS examination. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


During the fourth quarter of 2011, the Company's parent, Prudential Financial, reached an agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

In December 2006, the IRS completed all fieldwork with respect to its examination of the consolidated federal income tax returns for tax years 2002 and 2003. The final report was initially submitted to the Joint Committee on Taxation for their review in April 2007. The final report was resubmitted in March 2008 and again in April 2008. The Joint Committee returned the report to the IRS for additional review of an industry issue regarding the methodology for calculating the DRD related to variable life insurance and annuity contracts. The IRS completed its review of the issue and proposed an adjustment with respect to the calculation of the DRD. In order to expedite receipt of an income tax refund related to the 2002 and 2003 tax years, the Company agreed to such adjustment. The report, with the adjustment to the DRD, was submitted to the Joint Committee on Taxation in October 2008. The Company was advised on January 2, 2009 that the Joint Committee completed its consideration of the report and took no exception to the conclusions reached by the IRS. Accordingly, the final report was processed and a $157 million refund was received in February 2009. The Company believed that its return position with respect to the calculation of the DRD was technically correct. Therefore, the Company filed protective refund claims on October 1, 2009 to recover the taxes associated with the agreed upon adjustment. The IRS recently issued an Industry Director Directive ("IDD") stating that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. The Company's parent, Prudential Financial, has received a refund of approximately $3 million pursuant to the protective refund claims. These activities had no impact on the Company's 2009, 2010 or 2011 results.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


For tax years 2007 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and certain short term investments, and equity securities. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company may choose to over-ride the third-party pricing information or quotes received and apply internally- developed values to the related assets or liabilities. To the extent the internally-developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010, these over-rides on a net basis were not material.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                                As of December 31, 2011
                                                                         --------------------------------------
                                                                         Level 1   Level 2   Level 3   Total
                                                                         -------- ---------- ------- ----------
                                                                                     (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government authorities
 and agencies                                                            $      - $   35,938 $     - $   35,938
Obligations of U.S. states and their political subdivisions                     -      2,826       -      2,826
Foreign government bonds                                                        -     23,031       -     23,031
Corporate securities                                                            -    894,266   1,755    896,021
Asset-backed securities                                                         -     53,005  18,627     71,632
Commercial mortgage-backed securities                                           -     96,006       -     96,006
Residential mortgage-backed securities                                          -     94,450       -     94,450
                                                                         -------- ---------- ------- ----------
  Sub-total                                                                     -  1,199,522  20,382  1,219,904
Other trading account assets:
Equity Securities                                                               -          -   1,569      1,569
                                                                         -------- ---------- ------- ----------
  Sub-total                                                                     -          -   1,569      1,569
Equity securities, available for sale:                                        276          -   1,144      1,420
Short-term investments                                                      1,069          -       -      1,069
Cash equivalents                                                           10,000     14,381       -     24,381
Other long-term investments                                                     -      6,670      18      6,688
Other assets                                                                    -      8,647  53,677     62,324
                                                                         -------- ---------- ------- ----------
  Sub-total excluding separate account assets                              11,345  1,229,220  76,790  1,317,355
Separate account assets (1)                                               141,133  6,110,880   5,995  6,258,008
                                                                         -------- ---------- ------- ----------
  Total assets                                                           $152,478 $7,340,100 $82,785 $7,575,363
                                                                         ======== ========== ======= ==========
Other liabilities                                                               -          -       -          -
Future policy benefits                                                          -          -  76,996     76,996
                                                                         -------- ---------- ------- ----------
  Total liabilities                                                      $      - $        - $76,996 $   76,996
                                                                         ======== ========== ======= ==========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                                  As of December 31, 2010
                                                                         ----------------------------------------
                                                                         Level 1   Level 2    Level 3     Total
                                                                         -------- ---------- --------  ----------
                                                                                      (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government authorities
 and agencies                                                            $      - $   36,450 $      -  $   36,450
Foreign government bonds                                                        -     22,678        -      22,678
Corporate securities                                                            -    748,645    3,636     752,281
Asset-backed securities                                                         -     37,414   16,619      54,033
Commercial mortgage-backed securities                                           -    103,101        -     103,101
Residential mortgage-backed securities                                          -     95,998        -      95,998
                                                                         -------- ---------- --------  ----------
  Sub-total                                                                     -  1,044,286   20,254   1,064,541
Equity securities, available for sale:                                        283      1,536      255       2,074
Short-term investments                                                        359      7,050        -       7,409
Cash equivalents                                                            5,000     23,383        -      28,383
Other long-term investments                                                     -          -        -           -
Other assets                                                                    -      2,792   16,996      19,788
                                                                         -------- ---------- --------  ----------
  Sub-total excluding separate account assets                               5,642  1,079,047   37,505   1,122,194
Separate account assets (1)                                               132,005  4,900,653    5,393   5,038,051
                                                                         -------- ---------- --------  ----------
  Total assets                                                           $137,647 $5,979,700 $ 42,898  $6,160,245
                                                                         ======== ========== ========  ==========
Other liabilities                                                               -        898        -         898
Future policy benefits                                                          -          -  (41,316)    (41,316)
                                                                         -------- ---------- --------  ----------
  Total liabilities                                                      $      - $      898 $(41,316) $  (40,418)
                                                                         ======== ========== ========  ==========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
    (2)Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of December 31, 2011 and December 31, 2010, over-rides on a net basis were not material. Internally-developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally-developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets are comprised of perpetual preferred. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded equity securities the discounted cash flow model may also use unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing the asset. Most privately traded equity securities are

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps, are determined using discounted cash flow models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk and volatility.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities which are uncollateralized. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Derivatives classified as Level 3 may include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs such as: individual credit default spreads, interest rates, recovery rates and unobservable model-specific input values such as correlation between different credits within the same basket. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011, and December 31, 2010, there were derivatives with the fair value of $18 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include reinsurance recoverables related to the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are described further below in "Future Policy Benefits." Also included in other assets are certain universal life products that contain a no-lapse guarantee provision. The reinsurance agreements covering these guarantees are derivatives and are accounted for in the same manner as an embedded derivative.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market-perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features and no-lapse feature on certain universal life products. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration its NPR. To reflect NPR, the Company incorporates an additional credit spread over LIBOR rates into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 125 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to those individual living benefit contracts in a liability position and not to those in a contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features of before the NPR adjustment was a net liability of $344 million. This net liability was comprised of $360 million of individual living benefit contracts in a liability position net of $15 million of individual living benefit contracts in a contra-liability position. At December 31, 2011, NPR resulted in a $267 million cumulative decrease to the embedded derivative liability, reflecting the additional credit spread over LIBOR the Company incorporated into the discount rate used in the valuations of those embedded derivatives in a liability position. Significant declines in risk-free interest rates and the impact of account value performance in 2011 drove an increase in the embedded derivative liability associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing NPR, also drove offsetting increases in the NPR adjustment. As a result, the increase in these embedded derivative liabilities are largely offset by corresponding increases in the reinsurance recoverable associated with the affiliated reinsurance.

Transfers between Levels 1 and 2 - During the twelve months ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                        Year Ended December 31, 2011
                                                      ----------------------------------------------------------------
                                                                                       Fixed
                                                                                     Maturities
                                                                           Fixed     Available
                                                           Fixed        Maturities   For Sale -
                                                         Maturities    Available For Commercial    Equity
                                                       Available For   Sale - Asset- Mortgage-   Securities,
                                                      Sale - Corporate    Backed       Backed   Available for  Other
                                                         Securities     Securities   Securities     Sale       Assets
                                                      ---------------- ------------- ---------- ------------- --------
                                                                               (in thousands)
Fair value, beginning of period                           $ 3,636         $16,619     $    --      $   255    $ 16,996
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                    2              --          --         (516)    (25,919)
     Asset management fees and other income                    --              --          --           --          --
     Interest credited to policyholder account
      balances                                                 --              --          --           --          --
    Included in other comprehensive income
     (loss)                                                   (96)           (121)          0          398         (13)
  Net investment income                                        59             256          (0)          --          --
  Purchases                                                 1,300          11,089       5,019        1,000      68,593
  Sales                                                       (99)             --          --           --          --
  Issuances                                                    73              --          --           --          --
  Settlements                                                (148)         (5,251)         --           --          (1)
  Foreign currency translation                                 --              --          --           --          --
  Transfers into Level 3 (2)                                  900              --          --        1,536          --
  Transfers out of Level 3 (2)                             (3,872)         (3,965)     (5,019)          --      (5,979)
  Other (4)                                                    --              --          --       (1,529)         --
                                                          -------         -------     -------      -------    --------
Fair value, end of period                                 $ 1,755         $18,627     $    --      $ 1,144    $ 53,677
                                                          =======         =======     =======      =======    ========
Unrealized gains (losses) for the period relating
 to those
  Level 3 assets that were still held at the end of
   the period (3):
    Included in earnings:
     Realized investment gains (losses), net              $    --         $    --     $    --      $  (454)   $ 18,797
     Asset management fees and other income               $    --         $    --     $    --      $    --    $     --
     Interest credited to policyholder account
      balances                                            $    --         $    --     $    --      $    --    $     --
    Included in other comprehensive income
     (loss)                                               $   (96)        $  (109)    $     0      $   359    $     --

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                         Year Ended December 31, 2011
                                                             -----------------------------------------------------
                                                                                                   Other Trading
                                                              Separate                Other Long- Account Assets -
                                                              Account   Future Policy    Term          Equity
                                                             Assets (1)   Benefits    Investments    Securities
                                                             ---------- ------------- ----------- ----------------
                                                                                (in thousands)
Fair value, beginning of period                                $5,393     $ 41,316        $ 0          $    -
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                        -      (94,684)        18               -
     Asset management fees and other income                         -            -          -              40
     Interest credited to policyholder account balances           602            -          -               -
    Included in other comprehensive income                          -            -          -               -
  Net investment income                                             -            -          -               -
  Purchases                                                         -      (23,628)         -               -
  Sales                                                             -            -          -               -
  Issuances                                                         -            -          -               -
  Settlements                                                       -            -          -               -
  Foreign currency translation                                      -            -          -               -
  Transfers into Level 3 (2)                                        -            -          -               -
  Transfers out of Level 3 (2)                                      -            -          -               -
  Other (4)                                                         -            -          -           1,529
                                                             ---------- ------------- ----------- ----------------
Fair value, end of period                                      $5,995     $(76,996)       $18          $1,569
                                                             ========== ============= =========== ================
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                   $    -     $(94,098)       $ -          $    -
     Asset management fees and other income                    $    -     $      -        $ -          $    -
     Interest credited to policyholder account balances        $  602     $      -        $ -          $    -
    Included in other comprehensive income                     $    -     $      -        $ -          $    -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (4)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                        Year Ended December 31, 2010
                                                            ----------------------------------------------------
                                                                                 Fixed
                                                                 Fixed        Maturities
                                                               Maturities    Available For    Equity
                                                             Available For   Sale - Asset-  Securities,
                                                            Sale - Corporate    Backed     Available for  Other
                                                               Securities     Securities       Sale       Assets
                                                            ---------------- ------------- ------------- -------
                                                                               (in thousands)
Fair value, beginning of period                                  $2,398        $ 25,259        $ 576     $16,039
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                          8            (139)           -        (443)
     Asset management fees and other income                           -               -            -           -
    Included in other comprehensive income (loss)                   514          (1,258)        (374)        263
  Net investment income                                              34             164            -           -
  Purchases, sales, issuances, and settlements                     (149)          9,049           53       1,137
  Foreign currency translation                                        -               -            -           -
  Transfers into Level 3 (2)                                        957               -            -           -
  Transfers out of Level 3 (2)                                     (127)        (16,456)           -           -
                                                                 ------        --------        -----     -------
Fair value, end of period                                        $3,636        $ 16,619        $ 255     $16,996
                                                                 ======        ========        =====     =======
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                     $   10        $    (41)       $   -     $  (303)
     Asset management fees and other income                      $    -        $      -        $   -     $     -
    Included in other comprehensive income (loss)                $  514        $ (1,258)       $(374)    $   263

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                          Year Ended December 31, 2010
                                                                      -----------------------------------
                                                                       Separate
                                                                       Account   Future Policy    Other
                                                                      Assets (1)   Benefits    Liabilities
                                                                      ---------- ------------- -----------
                                                                                 (in thousands)
Fair value, beginning of period                                         $5,104      $ 2,412       $(67)
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                                 -       47,655         67
     Asset management fees and other income                                  -            -          -
     Interest credited to policyholder account balances                    289            -          -
    Included in other comprehensive income                                   -            -          -
  Net investment income                                                      -            -          -
  Purchases, sales, issuances, and settlements                               -       (8,751)         -
  Foreign currency translation                                               -            -          -
  Transfers into Level 3 (2)                                                 -            -          -
  Transfers out of Level 3 (2)                                               -            -          -
                                                                        ------      -------       ----
Fair value, end of period                                               $5,393      $41,316       $  -
                                                                        ======      =======       ====
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
    Included in earnings:
     Realized investment gains (losses), net                            $    -      $ 8,290       $ 70
     Asset management fees and other income                             $    -      $     -       $  -
     Interest credited to policyholder account balances                 $  289      $     -       $  -
    Included in other comprehensive income                              $    -      $     -       $  -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - As part of an ongoing assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Transfers between Levels 1 and 2 - During the year ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2009, as well as the portion of gains or losses included in income for the year ended December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2009.

                                                                        Year Ended December 31, 2009
                                                          --------------------------------------------------------
                                                                               Fixed
                                                               Fixed        Maturities
                                                             Maturities    Available For    Equity
                                                           Available For   Sale - Asset-  Securities,
                                                          Sale - Corporate    Backed     Available for
                                                             Securities     Securities       Sale      Other Assets
                                                          ---------------- ------------- ------------- ------------
                                                                               (in thousands)
Fair value, beginning of period                                $  266         $ 5,732        $121        $ 58,880
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                     (506)         (1,634)          -         (44,396)
     Asset management fees and other income                         -               -           -               -
    Included in other comprehensive income (loss)                 449           9,708         455             590
  Net investment income                                            (1)            121           -               -
  Purchases, sales, issuances, and settlements                   (169)         (1,780)          -             965
  Foreign currency translation                                      -               -           -               -
  Transfers into Level 3 (2)                                    2,413          13,858           -               -
  Transfers out of Level 3 (2)                                    (54)           (746)          -               -
                                                               ------         -------        ----        --------
Fair value, end of period                                      $2,398         $25,259        $576        $ 16,039
                                                               ======         =======        ====        ========
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                   $ (506)        $(1,383)       $  -        $(43,833)
     Asset management fees and other income                    $    -         $     -        $  -        $      -
     Interest credited to policyholder account
      balances                                                 $    -         $     -        $  -        $      -
    Included in other comprehensive income (loss)              $  447         $ 9,605        $455        $    590

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                                 Year Ended December 31, 2009
                                                                      --------------------------------------------------
                                                                      Separate Account  Future Policy
                                                                         Assets (1)       Benefits     Other Liabilities
                                                                      ----------------  -------------  -----------------
                                                                                        (in thousands)
Fair value, beginning of period                                                $ 6,494       $(63,903)            (4,272)
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                                         -         69,126              4,205
     Interest credited to policyholder account balances                         (1,335)             -                  -
    Included in other comprehensive income (loss)                                    -              -                  -
  Net investment income                                                              -              -                  -
  Purchases, sales, issuances, and settlements                                      38         (2,811)                 -
  Foreign currency translation                                                       -              -                  -
  Transfers into Level 3 (2)                                                         -              -                  -
  Transfers out of Level 3 (2)                                                     (93)             -                  -
                                                                      ----------------  -------------  -----------------
Fair value, end of period                                                      $ 5,104       $  2,412                (67)
                                                                      ================  =============  =================
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
    Included in earnings:
     Realized investment gains (losses), net                                   $     -       $ 68,705            $ 4,208
     Asset management fees and other income                                    $     -       $      -            $     -
     Interest credited to policyholder account balances                        $(1,335)      $      -            $     -
    Included in other comprehensive income (loss)                              $     -       $      -            $     -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Fixed Maturities Available for Sale - Asset-Backed Securities totaled $4.0 million for the year ended December 31, 2011 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages became increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company, as discussed in detail above. There were no transfers into Level 3.

Fair Value of Financial Instruments - The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, securities purchased under agreements to resell, short-term investments, cash and cash equivalents, accrued investment income, separate account assets, securities sold under agreements to repurchase, and cash collateral for loaned securities, as well as certain items recorded within other assets and other liabilities such as broker-dealer related receivables and payables. See Note 11 for a discussion of derivative instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


The following table discloses the Company's financial instruments where the carrying amounts and fair values differ:

                                                            December 31, 2011        December 31, 2010
                                                         ------------------------ ------------------------
                                                                          Fair                     Fair
                                                         Carrying Amount  value   Carrying Amount  value
                                                         --------------- -------- --------------- --------
                                                                          (in thousands)
Assets:
  Commercial mortgage and other loans                       $230,201     $247,865    $182,437     $192,102
  Policy loans                                               177,162      235,706     175,514      211,513
Liabilities:
  Policyholder account balances - investment contracts       113,938      113,010     102,593      101,551
  Short-term and long-term debt to affiliates                 70,000       70,293           -            -

The fair values presented above for those financial instruments where the carrying amounts and fair values may differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
   The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spread and a significant component of the pricing input, are based on internally developed methodology. The internally derived credit spreads take into account public corporate bond spreads of similar quality and maturity, public commercial mortgage-backed securities spreads, third-party mortgage loan survey spreads and other relevant market information such as pricing indications from market participants on new originations, and where applicable adjustments for property types and locations.

Policy Loans
The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's claims paying ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Short-term and long-term debt to affiliates
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Embedded Derivatives
The Company sells variable annuity contracts that include certain optional living benefit features that are treated, for accounting purposes, as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The fair value of the embedded derivatives included in Future policy benefits was a liability of $77 million and a contra-liability of $41 million as of December 31, 2011 and December 31, 2010, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance Recoverable" was an asset of $54 million as of December 31, 2011 and an asset of $11 million as of December 31, 2010.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                  December 31, 2011            December 31, 2010
                             ---------------------------  ---------------------------
                             Notional     Fair Value      Notional     Fair Value
                             -------- ------------------  -------- ------------------
Primary Underlying            Amount  Assets Liabilities   Amount  Assets Liabilities
------------------           -------- ------ -----------  -------- ------ -----------
                                                  (in thousands)
Qualifying Hedges
Currency/Interest Rate       $ 14,972 $  221     $  (846)  $11,018 $    -     $(1,104)
                             -------- ------ -----------  -------- ------ -----------
  Total Qualifying Hedges    $ 14,972 $  221     $  (846)  $11,018 $    -     $(1,104)
                             ======== ====== ===========  ======== ====== ===========
  Non-Qualifying Hedges
Interest Rate                $ 57,200 $8,442     $     -   $47,000 $1,737     $(1,006)
Credit                         17,000    118        (339)    8,900  1,206        (878)
Currency/Interest Rate         16,615      -        (909)    9,115      -        (853)
Equity                              -      -           -         -      -           -
                             -------- ------ -----------  -------- ------ -----------
Total Non-Qualifying Hedges    90,815  8,560      (1,248)   65,015  2,943      (2,737)
                             ======== ====== ===========  ======== ====== ===========
Total Derivatives (1)        $105,787 $8,781     $(2,094)  $76,033 $2,943     $(3,841)
                             ======== ====== ===========  ======== ====== ===========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $80 million as of December 31, 2011 and a conta-liability of $38 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                   Year Ended December 31,
                                                 ---------------------------
                                                    2011      2010     2009
                                                 ---------  -------  -------
                                                        (in thousands)
  Qualifying Hedges
  Cash flow hedges
  Currency/Interest Rate
    Net investment income                        $     (41) $    45  $     3
    Other income                                         2        2      (12)
    Accumulated Other Comprehensive Income (1)         471     (426)    (711)
                                                 ---------  -------  -------
    Total cash flow hedges                       $     432  $  (379) $  (720)
                                                 ---------  -------  -------
  Non-qualifying hedges
  Realized investment gains (losses)
    Interest Rate                                $   9,402  $ 6,717  $(6,086)
    Currency/Interest Rate                            (181)     617     (880)
    Credit                                              68     (762)   2,763
    Equity                                               -        -        -
    Embedded Derivatives                          (121,599)  47,806   26,471
                                                 ---------  -------  -------
    Total non-qualifying hedges                  $(112,310) $54,378  $22,268
                                                 ---------  -------  -------
    Total Derivative Impact                      $(111,878) $53,999  $21,548
                                                 =========  =======  =======

    (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the period ending December 31, 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                   $(1,100)
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                            (7,152)
    Amount reclassified into current period earnings               7,622
                                                                 -------
    Balance, December 31, 2011                                   $  (630)
                                                                 =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


As of December 31, 2011, the Company does not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 15 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives Written
The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $7 million at December 31, 2011 and December 31, 2010. The fair value of the embedded derivatives included in Fixed maturities, available for sale was a liability of $3 million at December 31, 2011 and December 31, 2010.

The Company writes credit derivatives under which the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $10 million and $0 million notional of credit default swap ("CDS") selling protection with an associated fair value of approximately less than $1 million, at December 31, 2011 and December 31, 2010, respectively, These credit derivatives generally have maturities of five to ten years and consist of corporate securities within the finance industry. At December 31, 2011, the underlying credits have an NAIC designation rating of 1.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $7 million and $9 million of outstanding notional amounts, respectively, reported at fair value as a liability of $0.2 million and an asset of $0.3 million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Under fair value measurements, the Company incorporates the market's perceptions of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments
The Company has made commitments to fund $6 million of commercial loans as of December 31, 2011. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $20 million as of December 31, 2011.

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)


In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $0.1 million for the twelve months ended December 31, of 2011, 2010 and 2009. The expense charged to the Company for the deferred compensation program was less than $0.6 million, $0.5 million and $0.3 million for the twelve months ended December 31, of 2011, 2010 and 2009 respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $1.5 million and $1.3 million in 2011 and 2010, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.7 million, $0.7 million and $0.5 million in 2011, 2010 and 2009, respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance
The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1.1 billion and at December 31, 2011 and $1.0 billion at December 31, 2010, respectively. Fees related to these COLI policies were $16 million, $25 million and $23 million for the years ending December 31, 2011, 2010 and 2009, respectively.

Reinsurance with Affiliates

Pruco Life
Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable COLI policies with Pruco Life. Reinsurance recoverables related to this agreement were $7 million and $5 million as of December 31, 2011 and December 31, 2010, respectively. Fees ceded to Pruco Life were $8 million, $10 million, and $6 million for the years ended December 31, 2011, 2010, and 2009, respectively. Benefits ceded were $2 million, $1 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

PARCC
The Company reinsures 90% of the risks under its term life insurance policies, written prior to January 1, 2010, excluding My Term and ROP Term life insurance, through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $403 million and $360 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PARCC in 2011, 2010 and 2009 were $125 million, $134 million and $140 million, respectively. Benefits ceded in 2011, 2010 and 2009 were $52 million, $53 million and $53 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $26 million, $29 million and $31 million for the years ended December 31, 2011, 2010 and 2009, respectively.

PAR TERM
The Company reinsures 95% of the risks under its term life insurance policies issued on or after January 1, 2010, excluding My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $28 million and $10 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PAR TERM in 2011 and 2010 were $24 million and $11 million, respectively. Benefits ceded to PAR TERM in 2011 and 2010 were $4 million and less than $1 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $4 million and $2 million for the years ended December 31, 2011 and 2010, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. The reinsurance recoverables related to this agreement were $30 million and $31 million as of December 31, 2011 and December 31, 2010, respectively. Premiums and fees ceded to Prudential Insurance in 2011, 2010 and 2009 were $41 million, $58 million and $33 million respectively. Benefits ceded to Prudential in 2011, 2010 and 2009 were $42 million, $40 million and $29 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Pruco Reinsurance
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Reinsurance ("Pruco Re") under these agreements which are included in "Realized investment (losses) gains, net" on the Statement of Operations and Comprehensive Income for the dates indicated.

                                                                          Year Ended
                                                            --------------------------------------
                                                            December 31, December 31, December 31,
                                                                2011         2010         2009
                                                            ------------ ------------ ------------
                                                                        (in thousands)
Pruco Reinsurance
  Effective October 1, 2011
    Highest Daily Lifetime Income ("HDI")                       9,369            -            -
    Spousal Highest Daily Lifetime Income ("SHDI")              2,973            -            -
    Highest Daily Lifetime 6 Plus ("HD6 Plus")                 40,887            -            -
    Spousal Highest Daily Lifetime 6 Plus ("SHD6 Plus")        14,490            -            -
  Effective Since 2006
    Spousal Lifetime Five ("SLT5")                            $   173       $  167       $  149
  Effective Since 2005
    Lifetime Five ("LT5")                                       1,244        1,195        1,080
                                                              -------       ------       ------
Total Pruco Reinsurance                                       $69,136       $1,362       $1,229
                                                              -------       ------       ------

Effective October 1, 2011 the Company ceded the HDI, SHDI, HD6+ and SHD6+ benefits to Pruco Re, as noted in the table above. The Company paid an initial premium of $62.3 million and established a reinsurance recoverable of $30.7 million resulting in an initial ceding loss of $31.6 million, recognized in "realized gains (losses)" in 2011.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $54 million and $11 million as of December 31, 2011, and December 31, 2010, respectively. Realized gains (losses) were ($27) million, ($0.4) million and ($44) million for the years ended December 31, 2011, 2010 and 2009, respectively. Change in realized gains (losses) for 2011 includes the loss of reinsurance ceded in 2011 as noted above as well as changes in market conditions. Changes in realized gains (losses) for the 2010 and 2009 periods were primarily due to changes in market conditions in the period. The underlying assets as of December 31, 2011, and December 31, 2010 are reflected in "Reinsurance recoverables" in the Company's Statement of Financial Position.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates
In 2009 when implementing a revision to the reinsurance treaties with PARCC and PAR TERM modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowances did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $1 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income
Effective April 15, 2009, the Company amended an existing agreement to add AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, as a party whereas the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $12.3 million, $3.7 million, and $1.1 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $6.0 million, $5.7 million, and $5.0 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income
(Loss).

Affiliated Asset Transfers
The Company buys and sells assets to and from affiliated companies.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, we were required to pay Prudential Insurance the premium difference that resulted. Settlement of the premium difference was made by transfer of securities that had an amortized cost of $19 million and a fair market value of $20 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2010.

In December 2011, the Company purchased commercial loan securities from its parent company, Pruco Life. These securities had an amortized cost of $10 million and a fair market value of $11 million. The difference between amortized cost and fair market value of these transfers was accounted for as a decrease of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to its parent company, Pruco Life. These securities had an amortized cost of $13 million and a fair market value of $14 million. The difference between amortized cost and fair market of these transfers was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

Debt Agreements
The Company and its parent, Pruco Life, have an agreement with an affiliate, Prudential Funding, LLC, which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

limited to $200 million. The Company had $15 million in Pru Funding short term debt and $11 million in PFI short term debt as of December 31, 2011, and no short-term debt outstanding as of December 31, 2010.

On December 16, 2011 the Company entered into a series of four $11 million borrowings with Prudential Financial, totaling $44 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total related interest expense was $0.06 million for the year ended December 31, 2011.

Contributed Capital
In June 2011, the Company received a capital contribution from Pruco Life in the amount of $21 million to fund acquisition costs for sales of variable annuities.

In December 2011, the Company received a capital contribution from Pruco Life in the amount of $17 million to fund acquisition costs for sales of variable annuities.

Derivative Trades
In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                               Three Months Ended
                                                   ------------------------------------------
                                                   March 31  June 30  September 30 December 31
                                                   -------- --------  ------------ -----------
                                                                 (in thousands)
2011
Total revenues                                     $80,087  $ 60,305   $ (51,055)    $31,823
Total benefits and expenses                         39,265    46,653     111,568      32,069
Income (loss) from operations before income taxes   40,822    13,652    (162,623)       (246)
Net income (loss)                                  $28,566  $ 10,231   $(101,424)    $ 2,840
                                                   =======  ========   =========     =======
2010
Total revenues                                     $53,557  $ 39,034   $  51,823     $73,988
Total benefits and expenses                         30,872    55,748       5,524      (4,558)
Income (loss) from operations before income taxes   22,685   (16,714)     46,299      78,546
Net income (loss)                                  $16,907  $(11,703)  $  34,649     $51,155
                                                   =======  ========   =========     =======

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2011 and December 31, 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009, the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 9, 2012, except for the effects of the adoption of the new accounting guidance for the costs to acquire or renew insurance contracts, and the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is November 28, 2012.

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

(1) Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2011; the Statements of Operations for the period ended December 31, 2011; the Statements of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2011 and 2010; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010 and 2009; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 4)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 8)

(b) (1) Form of Affiliated Insurer Amendment to Selling Agreement (Note 2)

(b) (2) List of Broker Dealers selling under original Selling Agreement.(Note
12).

(b) (3) List of Broker Dealers that executed Amendment to Selling
Agreement.(Note 12).

(4) (a) Form of Advisor Series issued under annuity contract (including schedule page) P-CR/INDNY (2/10). (Note 11)

(b) Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP NY (02/10). (Note 2)

(c) Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP NY (02/10). (Note 2)

(d) Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV NY (02/10). (Note 2)

(e) Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV NY (02/10). (Note 2)

(f) Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10). (Note 2)

(g) Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10). (Note 2)

(h) Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10). (Note 2)

(i) Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10). (Note 2)

(j) Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-NY (02/10) (Note 2)

(k) Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-NY (02/10)) (Note
2)

(l) Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-NY 11/09) (Note 9)

(m) Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-NY11/09) (Note
9)

(n) Form of Gro Plus II benefit rider (P-RID-GRO NY (02/10). (Note 2)

(o) Form of Gro Plus II benefit schedule (P-SCH-GRO NY (02/10). (Note 2)

(p) Form of Highest Daily GRO II Benefit Schedule Supplement
(P-SCH-HDGRO(8/10)-NY). (Note 14)

(q) Highest Daily Lifetime Income Benefit Rider (P-RID-HD(1/11)-NY). (Note 16)

(r) Highest Daily Lifetime Income Benefit Schedule Supplement
(P-SCH-HD(1/11)-NY). (Note 16)


(s) Form of Highest Daily Lifetime Income Benefit 2.0 rider
(P-RID-HD-HAB-7-12)-NY (Note 18)

(t) Form of Highest Daily Lifetime Income Benefit 2.0 schedule
(P-SCH-R-HD-8-12)NY (Note 18)

(u) Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12)NY (Note 18)

(v) Form of Highest Daily Lifetime Income Benefit 2.0 schedule
(P-SCH-R-HD-HAB-8-12)NY (Note 18)


(5) (a) Application form for the Contract P-RIAVAA NY (02/10). (Note 11)

(b) Application form for the Contract P-RIAIBVAA NY (02/10). (Note 11)


(c) Application form for the Contract P-RIAVAA (7/12) NY (Note 18)


(6) (a) Articles of Incorporation of Pruco Life of New Jersey Insurance Company, as amended through October 19, 1993. (Note 5)

(b) By-laws of Pruco Life Insurance Company of New Jersey, as amended through May 6, 1997. (Note 6)

(7) Form of Copy of reinsurance contract in connection with Variable Annuity
Contracts: Not Applicable

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

(a) Copy of AST Fund Participation Agreement. (Note 2)

(b) Copy of Franklin Templeton Fund Participation Agreement. (Note 2)

(c) Copy of ProFunds Fund Participation Agreement. (Note 11)

(d) Shareholder Information Agreement (Sample Rule 22C-2) (Note 7)

(9) Opinion of Counsel. (Note 10)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney.

(a) James J. Avery Jr., Bernard J. Jacob, Stephen Pelletier (Note 10)

(b) Robert M. Falzon and Thomas J. Diemer (Note 13)

(c) Yanela C. Frias (Note 15)

(d) Robert F. O'Donnell (Note 17)

(Note 1) Filed Herewith

(Note 2) Incorporated by reference to Pre-effective Amendment No. 1 to 333-162678, filed February 3, 2010 on behalf of the Pruco Life of New Jersey Premium Flexible Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account

(Note 5) Incorporated by reference to Post-effective No. 12 to Registration No. 033-20018 filed April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Real Property Account.

(Note 6) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 24, Registration No. 333-131035 filed August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Form N-4, Registration No. 333-162676, filed October 26, 2009 on behalf of Pruco Life of New Jersey Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162676, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162676, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162676, filed July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 8 to Registration No. 333-162676, filed December 8, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162676, filed December 20, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.


(Note 17) Incorporated by reference to Post-Effective Amendment No. 10 to Registration No. 333-162676, filed May 14, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18) Incorporated by reference to Post-Effective Amendment No.12 to Registration No. 333-162676, filed July 31, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

The directors and major officers of Pruco Life of New Jersey are listed below:

NAME AND PRINCIPAL BUSINESS ADDRESS POSITION AND OFFICES WITH DEPOSITOR
----------------------------------- -----------------------------------
James J. Avery, Jr.                 Director
213 Washington Street
Newark, New Jersey 07102-2992

Thomas J. Diemer                    Vice President, Director,
213 Washington Street               Chief Accounting Officer, and
Newark, New Jersey J 07102-2992     Chief Financial Officer

Joseph D. Emanuel                   Vice President, Chief Legal
One Corporate Drive                 Officer, and Secretary
Shelton, Connecticut 06484-6208

Robert M. Falzon                    Director and Treasurer
213 Washington Street
Newark, New Jersey J 07102-2992

Yanela C. Frias                     Director
213 Washington Street
Newark, New Jersey J 07102-2917

Sarah J. Hamid                       Senior Vice President, Chief
213 Washington Street                Actuary, and Appointed Actuary
Newark, New Jersey 07102-2992

Bernard J. Jacob                    Director
213 Washington Street
Newark, New Jersey 07102-2992

James M. O'Connor                   Senior Vice President and Actuary
200 Wood Avenue South
Iselin, New Jersey 08830-2706

Robert F. O' Donnell                 Director, Chief Executive
One Corporate Drive                  Officer, and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                     Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account. Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 4, 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).


ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2012, there were 12 Qualified contract owners and 14 non-Qualified contract owners.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

                                    POSITIONS AND OFFICES
NAME                                  WITH UNDERWRITER
-------------------------------  ---------------------------
Timothy S. Cronin                Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Thomas J. Diemer                 Senior Vice President and
213 Washington Street            Director
Newark, New Jersey 07102-2992

Robert Falzon                    Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                     Executive Vice President
One Corporate Drive              and Director
Shelton, Connecticut 06484-6208

George M. Gannon                 President, Chief Executive
2101 Welsh Road                  Officer, Chief Operations
Dresher, Pennsylvania            Officer and Director
19025-5001

Jacob M. Herschler               Senior Vice President and
One Corporate Drive              Director
Shelton, Connecticut
06484-6208

Patricia L. Kelley               Senior Vice President,
One Corporate Drive              Chief Compliance Officer
Shelton, Connecticut             and Director
06484-6208

Steven P. Marenakos              Senior Vice President and
One Corporate Drive              Director
Shelton, Connecticut
06484-6208

Yvonne Rocco                     Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven Weinreb                   Chief Financial Officer and
213 Washington Street            Controller
Newark, New Jersey 07102-2917

William D. Wilcox                Vice President, Secretary
One Corporate Drive              and Chief Legal Officer
Shelton, Connecticut
06484-6208

(c) Commissions received by PAD during 2011 with respect to all individual annuities issued by Pruco Life of New Jersey.

                                         NET UNDERWRITING
                                          DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER              COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------            ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc*.   $97,819,083         $-0-          $-0-         $-0-

--------
*  PAD does not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 7th day of December 2012.


      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
-------------------------
Robert F. O'Donnell
President and Chief
Executive Officer

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell
     --------------------------------
     Robert F. O'Donnell
     President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                               TITLE                          DATE
---------             ------------------------------------------  -----------------

Robert F. O'Donnell*  Chief Executive Officer, President and      December 7, 2012
--------------------- Director
Robert F. O'Donnell

Thomas J. Diemer*     Chief Financial Officer, Chief Accounting   December 7, 2012
--------------------- Officer, Vice President and Director
Thomas J. Diemer

James J. Avery, Jr.*                                              December 7, 2012
--------------------- Director
James J. Avery, Jr.

Robert M. Falzon*                                                 December 7, 2012
--------------------- Director
Robert M. Falzon

Yanela C. Frias*                                                  December 7, 2012
--------------------- Director
Yanela C. Frias

Bernard J. Jacob*                                                 December 7, 2012
--------------------- Director
Bernard J. Jacob


By: /s/ Lynn K. Stone
-------------------------
Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS


(b)    (10) Written Consent of Independent Registered Public Accounting Firm.